   As filed with the Securities and Exchange Commission on July 20, 2004


                                                        File Nos. 333-67685
                                                                  811-07727


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]

                           Pre-Effective Amendment No.                       [ ]



                        Post-Effective Amendment No. 14                      [X]
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]



                                Amendment No. 18
                       (Check appropriate box or boxes)                     [X]


                         VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                     AIG SunAmerica Life Assurance Company
                            ("AIG SunAmerica Life")
                               (Name of Depositor)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

                Depositor's Telephone Number, including Area Code
                                 (310) 772-6000

                            Christine A. Nixon, Esq.
                              AIG SunAmerica Life
                              1 SunAmerica Center
                       Los Angeles, California 90067-6022
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on August 2, 2004 pursuant to paragraph (b) of Rule 485;


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485;

[ ] on                pursuant to paragraph (a) of Rule 485.

                         VARIABLE ANNUITY ACCOUNT FIVE

                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                   Caption
-----------------------                                   -------
1.      Cover Page.............................           Cover Page

2.      Definitions............................           Definitions

3.      Synopsis...............................           Highlights; Fee Tables;
                                                          Portfolio Expenses;
                                                          Examples

4.      Condensed Financial Information........           Appendix A -
                                                          Condensed Financial
                                                          Information

5.      General Description of Registrant,
        Depositor and Portfolio Companies......           The Variable Annuity;
                                                          Other Information

6.      Deductions.............................           Expenses

7.      General Description of
        Variable Annuity Contracts.............           The Variable Annuity;
                                                          Purchasing the
                                                          Variable Annuity Contract;
                                                          Investment Options

8.      Annuity Period.........................           Income Options

9.      Death Benefit..........................           Death Benefit

10.     Purchases and Contract Value...........           Purchasing the Variable
                                                          Annuity Contract

11.     Redemptions............................           Access To Your Money

12.     Taxes..................................           Taxes

13.     Legal Proceedings......................           Other Information - Legal
                                                          Proceedings

14.     Table of Contents of Statement
        of Additional Information..............           Table of Contents of
                                                          Statement of Additional
                                                          Information

               PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                             Caption
-----------------------                             -------
15.     Cover Page.............................     Cover Page

16.     Table of Contents......................     Table of Contents

17.     General Information and History........     The Variable Annuity (P);
                                                    Separate Account; General
                                                    Account; Investment Options (P);
                                                    Other Information

18.     Services...............................     Other Information (P)

19.     Purchase of Securities Being Offered...     Purchasing the
                                                    Variable Annuity Contract (P)

20.     Underwriters...........................     Distribution of Contracts

21.     Calculation of Performance Data........     Performance Data

22.     Annuity Payments.......................     Income Options (P);
                                                    Income Payments;
                                                    Annuity Unit Values

23.     Financial Statements...................     Depositor: Other
                                                    Information - Financial
                                                    Statements; Registrant:
                                                    Financial Statements

                                     PART C


        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             [SEASONS SELECT LOGO]
                                   PROSPECTUS

                                 August 2, 2004


                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

The annuity contract has several investment choices -- fixed investment options which offer interest rates guaranteed by AIG SunAmerica Life for different periods of time, and Variable Portfolios:

           SELECT PORTFOLIOS                        FOCUSED PORTFOLIO                        SEASONS STRATEGIES
            LARGE CAP GROWTH                           FOCUS GROWTH                                GROWTH
          LARGE CAP COMPOSITE                                                                 MODERATE GROWTH
            LARGE CAP VALUE                                                                   BALANCED GROWTH
             MID CAP GROWTH                                                                 CONSERVATIVE GROWTH
             MID CAP VALUE
               SMALL CAP
          INTERNATIONAL EQUITY
        DIVERSIFIED FIXED INCOME
            CASH MANAGEMENT

              all of which invest in the underlying portfolios of
                              SEASONS SERIES TRUST
                              which is managed by:


           SELECT PORTFOLIOS                        FOCUSED PORTFOLIOS                       SEASONS STRATEGIES
      AIG GLOBAL INVESTMENT CORP.               FRED ALGER MANAGEMENT INC.             JANUS CAPITAL MANAGEMENT LLC.
 AIG SUNAMERICA ASSET MANAGEMENT CORP.       MARSICO CAPITAL MANAGEMENT, LLC.      AIG SUNAMERICA ASSET MANAGEMENT CORP.
  GOLDMAN SACHS ASSET MANAGEMENT, L.P.    SALOMON BROTHERS ASSET MANAGEMENT INC     PUTNAM INVESTMENT MANAGEMENT, L.L.C.
 GOLDMAN SACHS MANAGEMENT INTERNATIONAL                                                T. ROWE PRICE ASSOCIATES, INC.
      JANUS CAPITAL MANAGEMENT LLC                                                   WELLINGTON MANAGEMENT COMPANY, LLP
        LORD, ABBETT & CO. LLC.
     T. ROWE PRICE ASSOCIATES, INC.
   WELLINGTON MANAGEMENT COMPANY, LLP



You can put your money into any one or all of the Variable Portfolios and/or available fixed investment options.


Please read this prospectus carefully before investing and keep it for your future reference. It contains important information you should know about the Seasons Select Variable Annuity.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 2, 2004. The SAI has been filed with the Securities and Exchange Commission ("SEC") and can be considered part of this prospectus.



The table of contents of the SAI appears below in this prospectus. For a free copy of the SAI, call us at 800/445-SUN2 or write Our Annuity Service Center at, P.O. Box 54299, Los Angeles, California 90054-0299.


A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC.

ANNUITIES INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE



AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003, and its quarterly report on Form 10-Q for the quarter ended March 31, 2004 are incorporated herein by reference.


All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supersede documents incorporated herein by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342.

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the separate account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

     AIG SunAmerica Life Assurance Company
     Annuity Service Center
     P.O. Box 54299
     Los Angeles, California 90054-0299
     Telephone Number: (800) 445-SUN2

SECURITIES AND EXCHANGE
COMMISSION POSITION ON
INDEMNIFICATION


Indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

TABLE OF CONTENTS


GLOSSARY....................................................    4
HIGHLIGHTS..................................................    5
FEE TABLES..................................................    6
    Maximum Owner Transaction Expenses......................    6
    Separate Account Annual Expenses........................    6
    Optional Income Protector Fee...........................    6
    Portfolio Expenses......................................    6
EXAMPLES....................................................    7
THE SEASONS SELECT VARIABLE ANNUITY.........................    8
PURCHASING A SEASONS SELECT VARIABLE ANNUITY................    9
    Allocation of Purchase Payments.........................    9
    Accumulation Units......................................   10
    Free Look...............................................   10
    Exchange Offers.........................................   10
INVESTMENT OPTIONS..........................................   10
    Variable Portfolios.....................................   11
      Select and Focused Portfolios.........................   11
      Portfolio Operation...................................   11
      Seasons Strategies....................................   12
      Seasons Strategy Rebalancing Program..................   12
    Fixed Investment Options................................   14
    Dollar Cost Averaging Fixed Accounts....................   14
    Transfers During the Accumulation Phase.................   15
    Dollar Cost Averaging Program...........................   16
    Return Plus Program.....................................   17
    Voting Rights...........................................   17
    Substitution............................................   17
ACCESS TO YOUR MONEY........................................   17
    Free Withdrawal Provision...............................   18
    Systematic Withdrawal Program...........................   19
    Minimum Contract Value..................................   19
    Qualified Contract Owners...............................   19
DEATH BENEFIT...............................................   19
    Death of the Annuitant..................................   20
    Extended Legacy Program and Beneficiary Continuation
     Option.................................................   20
EXPENSES....................................................   21
    Separate Account Charges................................   21
    Withdrawal Charges......................................   21
    Investment Charges......................................   22
    Contract Maintenance Fee................................   22
    Transfer Fee............................................   22
    Optional Income Protector Fee...........................   22
    Premium Tax.............................................   22
    Income Taxes............................................   22
    Reduction or Elimination of Charges and Expenses, and
     Additional Amounts Credited............................   22
INCOME OPTIONS..............................................   23
    Annuity Date............................................   23
    Income Options..........................................   23
    Allocation of Annuity Payments..........................   24
    Transfers During the Income Phase.......................   25
    Deferment of Payments...................................   25
    The Optional Income Protector Program...................   25
TAXES.......................................................   27
    Annuity Contracts in General............................   27
    Tax Treatment of Distributions--Non-Qualified
     Contracts..............................................   28
    Tax Treatment of Distributions--Qualified Contracts.....   28
    Minimum Distributions...................................   29
    Tax Treatment of Death Benefits.........................   29
    Contracts Owned by a Trust or Corporation...............   30
    Gifts, Pledges and/or Assignments of a Non-Qualified
     Contract...............................................   30
    Diversification and Investor Control....................   30
PERFORMANCE.................................................   30
OTHER INFORMATION...........................................   31
    AIG SunAmerica Life.....................................   31
    The Separate Account....................................   31
    The General Account.....................................   31
    Distribution of the Contract............................   31
    Administration..........................................   32
    Legal Proceedings.......................................   32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............   33
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....   34
APPENDIX A--CONDENSED FINANCIAL INFORMATION.................  A-1
APPENDIX B--MARKET VALUE ADJUSTMENT.........................  B-1

GLOSSARY


We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we define them in this glossary.


ACCUMULATION PHASE--The period during which you invest money in your contract.


ACCUMULATION UNITS--A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT(S)--The person(s) on whose life (lives) we base annuity payments.

ANNUITY DATE--The date on which annuity payments are to begin, as selected by you.


ANNUITY UNITS--A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY(IES)--The person(s) designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY--AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"), we, us, the issuer of this annuity contract. Only "AIG SunAmerica Life" is a capitalized term in the prospectus.



INCOME PHASE--The period during which we make annuity payments to you.


IRS--The Internal Revenue Service.

LATEST ANNUITY DATE--Your 90(th) birthday or 10(th) anniversary, whichever is later.


NON-QUALIFIED (CONTRACT)--A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



PURCHASE PAYMENTS--The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.



QUALIFIED (CONTRACT)--A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or individual retirement account ("IRA").



VARIABLE PORTFOLIO(S)--Refers collectively to the Select Portfolios, Focused Portfolios and/or Seasons Strategies. The underlying investment portfolios may be referred to as Underlying Funds.

AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


HIGHLIGHTS
--------------------------------------------------------------------------------


The Seasons Select Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in the Select Portfolios, Focused Portfolios and/or pre-allocated Seasons Strategies ("Variable Portfolios") and available fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A SEASONS SELECT VARIABLE ANNUITY in the prospectus.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.40% (1.52% if you are age 81 or older at the time of contract issue) annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for nine complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A SEASONS SELECT VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES


Maximum Withdrawal Charges
(as a percentage of each Purchase Payment)(1)...   9%



TRANSFER FEE
No charge for the first 15 transfers each contract year; thereafter, the fee is $25 ($10 in Pennsylvania and Texas) per transfer.


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES, WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE
$35 ($30 in North Dakota) which is currently waived if contract value $50,000 or more.

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)


If age 81 or older at contract issue:
Mortality and Expense Risk Fees..............  1.37%
Distribution Expense Charge..................  0.15%
                                               -----
Total Separate Account Annual Expenses.......  1.52%

If age 80 or younger at contract issue:
Mortality and Expense Risk Fees..............  1.25%
Distribution Expense Charge..................  0.15%
                                               -----
Total Separate Account Annual Expenses.......  1.40%



---------------

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule
 (as a percentage of each Purchase Payment) declines over 9 years
  Years:..............    1    2    3    4    5    6    7    8    9  10+
                         9%   8%   7%   6%   6%   5%   4%   3%   2%   0%


OPTIONAL INCOME PROTECTOR FEE

Annual Fee as a % of your Income Benefit
Base.........................................  0.10%

The Income Protector is optional and if elected, the fee is deducted annually from your contract value. The Income Benefit Base which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIO OF THE TRUST BEFORE ANY WAIVER OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUST'S FEES AND EXPENSES IS CONTAINED IN THE ATTACHED TRUST PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING.


PORTFOLIO EXPENSES


TOTAL ANNUAL TRUST OPERATING EXPENSES  MINIMUM   MAXIMUM
-------------------------------------  -------   -------
(expenses that are deducted from
underlying portfolios of the Trust,
including management fees, other
expenses and 12b-1 fees, if
applicable).......................      0.77%     1.60%

MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------


These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract maintenance fees, separate account annual expense, fees for optional features and expenses for the underlying portfolios of the Trust.



The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trust are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:



MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.52%, and investment in an underlying portfolio with total expenses of 1.60%)


(1) If you surrender your contract at the end of the applicable time period and you elect the optional Income Protector feature with the following charge (0.10%):


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,230   $1,707    $2,307     $3,567



(2) If you annuitize your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $315     $963     $1,635     $3,430



(3) If you do not surrender your contract and you elect the optional Income Protector feature with the following charge (0.10%):



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $330    $1,007    $1,707     $3,567



MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40% and investment in an underlying portfolio with total expenses of 0.77%)


(1) If you surrender your contract at the end of the applicable time period and you do not elect the optional Income Protector feature:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,125   $1,394    $1,790     $2,554



(2) If you annuitize your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $220     $679     $1,164     $2,503



(3) If you do not surrender your contract and you do not elect the optional Income Protector feature:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $225     $694     $1,190     $2,554


                     EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you will incur directly and indirectly by investing in the contract. We converted the contract administration fee to a percentage (0.05%). The actual impact of the administration charge may differ from this percentage and is currently waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectus located behind this prospectus.

2. In addition to the stated assumptions, the Examples assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. Examples reflecting application of the optional feature use the highest fees and charges being offered for this feature.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Condensed financials appear in Appendix A of this prospectus.

THE SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.


Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.


This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request Us to start making payments to you out of the money accumulated in your contract.


The Contract is called a "variable" annuity because it allows you to invest in variable investment portfolios. The Variable Portfolios have specific investment objectives and their performance varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.



The Contract may also offer several fixed account options for varying time periods. Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If available and you allocate money to the fixed account options, the amount of money that accumulates in your Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.


For more information on Variable Portfolios and fixed account options available under this contract, SEE INVESTMENT OPTIONS BELOW.


AIG SunAmerica Life issues the Seasons Select Variable Annuity. When you purchase a Seasons Select Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation. Seasons Select may not currently be available in all states. Please check with your financial representative regarding availability in your state.



This annuity is designed for investors whose personal circumstances allow for a long-term investment time horizon, to assist in contributing to retirement savings. As a function of the federal tax code you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each Purchase Payment withdrawn if that Purchase Payment has not been invested in this contract for at least 9 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

PURCHASING A SEASONS SELECT VARIABLE ANNUITY
--------------------------------------------------------------------------------


An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


This chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes.

                                        MINIMUM          MINIMUM SUBSEQUENT
                 MINIMUM INITIAL       SUBSEQUENT        PURCHASE PAYMENT--
                 PURCHASE PAYMENT   PURCHASE PAYMENT   AUTOMATIC PAYMENT PLAN
                 ----------------   ----------------   ----------------------
  Qualified           $2,000              $500                  $50
  Non-Qualified       $5,000              $500                  $50


We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company and First SunAmerica Life Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required, at anytime.



Once you have contributed at least the minimum initial Purchase Payment, you can establish an optional automatic payment plan that allows you to make subsequent Purchase Payments of as little as $50.



In addition, we may not issue a contract to anyone age 91 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless they certify to us that the minimum distribution required by the federal tax code is being made.



We allow spouses to jointly own this contract. However the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statements of Additional Information for details on the tax consequences of an assignment.


This contract is no longer available for purchase by new policyowners.

ALLOCATION OF PURCHASE PAYMENTS


We invest your Purchase Payments in the available fixed accounts and Variable Portfolios according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. Purchase Payments are applied to your contract based upon the value of the variable investment option next determined after receipt of your money. SEE INVESTMENT OPTIONS BELOW.



In order to issue your contract, We must receive your completed application, Purchase Payment allocation instructions and any other required paper work at our Annuity Service Center. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you or your financial advisor. If we do not have the information necessary to issue your contract within 5 business days we will:


     - Send your money back to you; or


     - Ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS


The value of the variable portion of your contract will go up or down depending upon the investment performance of the Variable Portfolios you select. In order to keep track of the value of your contract, we use a unit of measure called an Accumulation Unit. During the Income Phase, we call them Annuity Units.



An Accumulation Unit value is determined each day that the New York Stock Exchange ("NYSE") is open. We calculate an Accumulation Unit for each Variable Portfolio after the NYSE closes each day. We base the number of units you receive on the unit value of the variable investment option as of the date we receive your money, if we receive it before 1:00 p.m. Pacific Time ("PT") and on the next day's unit value if we receive your money after 1:00 p.m. PT. We do this by:


     1. determining the total value of money invested in a particular Variable Portfolio;


     2. subtracting from that amount any asset-based charges and any other charges such as taxes we have deducted; and


     3. dividing this amount by the number of outstanding Accumulation Units.

EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Focus Growth Portfolio. We determine that the value of an Accumulation Unit for the Focus Growth Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for the Focus Growth Portfolio.

FREE LOOK


You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to Our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. Unless otherwise required by state law, you will receive back the value of the money allocated to the Variable Portfolios on the day we receive your request plus any Purchase Payment in the fixed investment options. This value may be more or less than the money you initially invested. Thus, the investment risk is borne by you during the free look period.



Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments, or (2) the value of your contract. At the end of the free look period, we reallocate your money according to your instructions.


EXCHANGE OFFERS


From time to time, we may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such and exchange offer will be made in accordance with the applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers Variable Portfolios, and fixed investment options. We designed the contract to meet your varying investment needs over time. You can achieve this by using the Variable Portfolios alone or in concert with the fixed investment options. The Variable Portfolios are only available through the purchase of certain insurance contracts. A mixture of your investment in the Variable Portfolios and fixed account options may lower the risk associated with investing only in a variable investment option.

VARIABLE PORTFOLIOS


Each of the variable investment options of the contract invests in underlying portfolios of Seasons Series Trust. AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an affiliate of AIG SunAmerica Life, manages Seasons Series Trust. AIG SAAMCo has engaged sub-advisers to provide investment advice for certain of the underlying investment portfolios.

YOU SHOULD READ THE PROSPECTUS FOR THE SEASONS SERIES TRUST CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUS WHICH IS ATTACHED HERETO CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING INVESTMENT PORTFOLIOS INCLUDING INVESTMENT OBJECTIVE AND RISK FACTORS.


SELECT AND FOCUSED PORTFOLIOS


The contract offers Select Portfolios, each with a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an underlying investment portfolio of the Seasons Series Trust. Except for the Cash Management portfolio, each underlying portfolio is multi-managed by a team of three money managers, one component of the underlying portfolios is an unmanaged component that tracks a particular target index or subset of an index. The other two components are actively managed. The unmanaged component of each underlying portfolio is intended to balance some of the risks associated with an actively traded portfolio.

The contract also currently offers one Focused Portfolio. Each multi-managed Focused Portfolio offers you at least three different professional managers, and each of which advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best ideas. This approach to investing results in a more concentrated portfolio, which will be less diversified than the Select Portfolios, and may be subject to greater market risks.


Each underlying Select and Focused Portfolio and the respective managers are:



                                      SELECT PORTFOLIOS                                         FOCUSED PORTFOLIOS
LARGE CAP GROWTH                MID CAP GROWTH                  INTERNATIONAL EQUITY            FOCUS GROWTH
AIG Global Investment Corp.     AIG Global Investment Corp.     AIG Global Investment Corp.     Fred Alger
Goldman Sachs Asset Management  T. Rowe Price Associates, Inc.  Goldman Sachs Asset Management  Management Inc.
L.P.                            Wellington Management Company,  International                   Marsico Capital
Janus Capital Management LLC    LLP                             Lord, Abbett & Co.              Management, LLC
                                                                                                Solomon Brothers
LARGE CAP COMPOSITE             MID CAP VALUE                   DIVERSIFIED FIXED INCOME        Asset Management
AIG Global Investment Corp.     AIG Global Investment Corp.     AIG Global Investment Corp.     Inc
AIG SAAMCo                      Goldman Sachs Asset Management  AIG SAAMCo
T. Rowe Price Associates, Inc.  L.P.                            Wellington Management Company,
                                Lord, Abbett & Co. LLC.         LLP
LARGE CAP VALUE
AIG Global Investment Corp.     SMALL CAP                       CASH MANAGEMENT
T. Rowe Price Associates, Inc.  AIG Global Investment Corp.     AIG SAAMCo
Wellington Management Company,  AIG SAAMCo
LLP                             Lord Abbett & Co. LLC.



PORTFOLIO OPERATION



Each Select and Focused Portfolio is designed to meet a distinct investment objective facilitated by the management philosophy of three different money managers (except for the Cash Management portfolio). Generally, an equal portion of the Purchase Payments received for allocation to each PORTFOLIO will be allocated among the three managers for that PORTFOLIO. Each quarter AIG SAAMCo will evaluate the asset allocation between the three managers of each PORTFOLIO. If AIG SAAMCo determines that the assets have become significantly unequal in allocation among the managers, then the in-coming cash flows may be redirected in an attempt to stabilize the allocations. Generally, existing PORTFOLIO assets will not be rebalanced. However, We reserve the right to do so in the event that it is deemed necessary and not adverse to the interests of contract owners invested in the PORTFOLIO. Transfers made as a result of rebalancing a PORTFOLIO are not considered a transfer under your contract.

SEASONS STRATEGIES

The contract offers multi-manager variable investment Seasons Strategies, each with a different investment objective. We designed the Seasons Strategies utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

Each Seasons Strategy invests in three underlying investment portfolios of the Seasons Series Trust. The allocation of money among these investment portfolios varies depending on the objective of the Seasons Strategy.

The underlying investment portfolios of Seasons Series Trust in which the Seasons Strategies invest include the Asset Allocation: Diversified Growth Portfolio, the Stock Portfolio and the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios").

The Asset Allocation: Diversified Growth Portfolio is managed by Putnam Investment Management, Inc. The Stock Portfolio is managed by T. Rowe Price Associates, Inc. All of the Multi-Managed Portfolios include the same three basic investment components: a growth component managed by Janus Capital Management LLC., a balanced component managed by AIG SunAmerica Asset Management Corp. and a fixed income component managed by Wellington Management Company, LLP. The Growth Seasons Strategy and the Moderate Growth Seasons Strategy also have an aggressive growth component which AIG SunAmerica Asset Management Corp. manages. The percentage that any one of these components represents in each Multi-Managed Portfolio varies in accordance with the investment objective.

Each Seasons Strategy uses an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific underlying funds of the Seasons Series Trust. In turn, the underlying funds invest in a combination of domestic and international stocks, bonds and cash. Based on the percentage allocation to each specific underlying fund and each underlying fund's investment approach, each Seasons Strategy initially has a neutral asset allocation mix of stocks, bonds and cash.


SEASONS STRATEGY REBALANCING PROGRAM


Each Seasons Strategy is designed to meet its investment objective by allocating a portion of your money to three different investment portfolios. At the beginning of each quarter a rebalancing occurs among the underlying funds to realign each Seasons Strategy with its distinct percentage investment in the three underlying funds. This rebalancing is designed to help maintain the neutral asset allocation mix for each Seasons Strategy. The pie charts on the following pages demonstrate:

     - the neutral asset allocation mix for each Seasons Strategy; and

     - the percentage allocation in which each Seasons Strategy invests.


On the first business day of each quarter (or as close to such date as is administratively practicable) your money will be allocated among the various investment portfolios according to the percentages set forth on the following pages. Additionally, within each Multi-Managed Portfolio, your money will be rebalanced among the various components. We also reserve the right to rebalance any Seasons Strategy more frequently if rebalancing is, deemed necessary and not adverse to the interests of contract owners invested in such Seasons Strategy. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of underlying investment portfolios with higher returns into underlying investment portfolios with relatively lower returns.


GROWTH STRATEGY                                                    MODERATE GROWTH STRATEGY
      GOAL: Long-term growth of capital, allocating its                GOAL: Growth of capital through investments in equities,
  assets primarily to stocks. This Strategy may be best            with a secondary objective of conservation of principal by
  suited for those with longer periods to invest.                  allocating more of its assets to bonds than the Growth
                                                                   Strategy. This Strategy may be best suited for those nearing
  Target Asset Allocation:                                         retirement years but still earning income.
      Stocks 80%             Bonds 15%             Cash            Target Asset Allocation:
  5%
                                                                       Stocks 70%              Bonds 25%              Cash
  [GROWTH CHART]                                                   5%
                                                                   [BALANCED GROWTH CHART]


BALANCED GROWTH STRATEGY                                           CONSERVATIVE GROWTH STRATEGY
      GOAL: Focuses on conservation of principal by                    GOAL: Capital preservation while maintaining some
  investing in a more balanced weighting of stocks and             potential for growth over the long term. This Strategy may
  bonds, with a secondary objective of seeking a high total        be best suited for those with lower investment risk
  return. This Strategy may be best suited for those               tolerance.
  approaching retirement and with less tolerance for
  investment risk.                                                 Target Asset Allocation:
  Target Asset Allocation:                                             Stocks 42%              Bonds 53%              Cash
                                                                   5%
      Stocks 55%             Bonds 40%             Cash
  5%                                                               [CONSERVATIVE GROWTH CHART]
                                                                   Bonds 53% Cash 5% Stocks 42%
  [MODERATE GROWTH CHART]
  Bonds 25% Cash 5% Stocks 70%

FIXED INVESTMENT OPTIONS


Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.


There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - CURRENT RATE: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - RENEWAL RATE: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.


When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. WE DO NOT CONTACT YOU. IF WE DO NOT HEAR FROM YOU, YOUR MONEY WILL REMAIN IN THE SAME FAGP WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FAGP.



If you purchased your contract prior to August 2, 2004 and you take money out of any available multi-year FAGP before the end of the guarantee period, we make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX B SHOWS HOW WE CALCULATE AND APPLY THE MVA.



If available, you may systematically transfer interest earned in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. If available, these systematic transfers will not count toward the 15 free transfers per contract year and are not subject to a market value adjustment. You may change or terminate these systematic transfers by contacting Our Annuity Service Center. Check with your financial representative regarding the current availability of this service.



All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM below for more details.


DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the DCAFAs, if available. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation on file. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the

Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that We make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM below for more information.


TRANSFERS DURING THE ACCUMULATION PHASE


During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $500 per transfer. If less than $500 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.



This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.



In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:



     - the number of transfers made in a defined period;



     - the dollar amount of the transfer;



     - the total assets of the Variable Portfolio involved in the transfer;



     - the investment objectives of the particular Variable Portfolios involved in your transfers; and/or



     - whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website
(http://www.aigsunamerica.com) or in writing by mail or facsimile.



We allow 15 free transfers per contract per year. We charge $25 ($10 IN PENNSYLVANIA AND TEXAS) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 15 free transfers per contract year.



All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND, WAIVE OR TERMINATE THESE TRANSFER PROVISIONS AT ANY TIME.



DOLLAR COST AVERAGING PROGRAM



The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the variable investment options. Under the program you systematically transfer a set dollar amount or percentage from any Variable Portfolio (source accounts) to any other Variable Portfolio. Transfers may occur on such periodic schedules such as monthly or weekly. You may change the frequency to other available options at any time by notifying us in writing. Fixed account options are not available as target accounts for the DCA program. The minimum transfer amount under the DCA program is $100 per transfer.



We may also offer DCAFAs for a specified time period exclusively to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate a Purchase Payment into DCAFAs, we transfer all your money allocated to that account into the Variable Portfolios you select over the selected time period at an offered frequency of your choosing. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s) according to your instructions to us or your current allocation instructions on file.



You may terminate your DCA program at any time. If money remains in the DCAFA, we transfer the remaining money according to your instructions or to your current allocation on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.



We reserve the right to modify, suspend or terminate this program at any time.



There is no fee for participating in the DCA program.



     EXAMPLE:



    Assume that you want to gradually move $750 each month from the Cash Management Portfolio to the Mid-Cap Value Select Portfolio over six months. You set up dollar cost averaging and purchase Accumulation Units at the following values:



MONTH    ACCUMULATION UNIT    UNITS PURCHASED
-----    -----------------    ---------------
  1           $ 7.50                100
  2           $ 5.00                150
  3           $10.00                 75
  4           $ 7.50                100
  5           $ 5.00                150
  6           $ 7.50                100



    You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

RETURN PLUS PROGRAM



The Return Plus Program available if we are offering multi-year FAGPs, allows you to invest in one or more of the Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed investment options (other than the DCA fixed accounts) and the Variable Portfolios you select. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment needs to be allocated to the particular fixed investment option to ensure that it grows to an amount equal to your total principal invested under this program.


We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed investment option. You want the amount allocated to the fixed investment option to grow to $100,000 in 7 years. If the 7-year fixed investment option is offering a 5% interest rate, We will allocate $71,069 to the 7-year fixed investment option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Seasons Series Trust shares. However, when an underlying portfolio solicits proxies in conjunction with a vote of shareholders, We must obtain your instructions on how to vote those shares. We vote all of the shares We own in proportion to your instructions. This includes any shares We own on our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in Our own right.

SUBSTITUTION

We may amend your contract due to changes to the investment variable portfolios offered under your contract. For example, we may offer new portfolios, delete portfolios, or stop accepting allocations and/or investments in a particular portfolio. We may move assets and re-direct future premium allocations from one portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new investment variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your portfolio choices.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can access money in your contract by making a partial or total withdrawal, and/or; by receiving income payments during the Income Phase. SEE INCOME OPTIONS, BELOW.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal and a market value adjustment if a withdrawal comes from the multi year fixed investment options prior to the end of a guarantee period. If you withdraw your entire contract value, we also deduct any applicable premium taxes and a contract maintenance fee. SEE EXPENSES, BELOW. We calculate charges due on a total withdrawal on the day after we receive your request and other required paper work. we return your contract value less any applicable fees and charges.



The minimum partial withdrawal amount is $1,000. We require that the value left in the contract be at least $500 after the withdrawal. You must send a written withdrawal request to our Annuity Service Center. Unless you provide us with different instructions, partial withdrawals will be made in equal amounts from each Variable Portfolio and the fixed investment option in which your contract is invested. Withdrawals from available fixed investment options prior to the end of the guarantee period may result in a market value adjustment.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


Additionally, we reserve the right to defer payments for a withdrawal from a fixed investment option. Such deferrals are limited to no longer than six months.


FREE WITHDRAWAL PROVISION


Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that we allow you to take out each year without being charged a surrender penalty. However, upon a future full surrender of your contract any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of the full surrender (except in the state of Washington).



To determine your free withdrawal amount, and withdrawal charge, we refer to two special terms. These are penalty-free earnings and the Total Invested Amount.



The penalty-free earnings portion of your contract is your account value less your Total Invested Amount. The Total Invested Amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your Total Invested Amount are as follows:


     1. Any free withdrawals in any year that were in excess of your penalty free earnings and were based on the part of the Total Investment Amount that was no longer subject to surrender charges at the time of the withdrawal.

     2. Any prior withdrawals of the Total Investment Amount on which you already paid a surrender penalty, plus any surrender charge paid on such a withdrawal.


When you make a withdrawal, we assume that it is taken from penalty-free earnings first, then from the Total Invested Amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a surrender charge before those Purchase Payments which are still subject to the withdrawal charge.



During the first year after we issue your contract your free withdrawal amount is the greater of:


     1. Your penalty-free earnings, or;

     2. If you are participating in the Systematic Withdrawal program, a total of 10% of your Total Invested Amount less any withdrawals taken during the contract year.


After the first contract year, your free withdrawal amount is the greater of the following amounts each year:



     1. Your penalty free earnings and any portion of your Total Invested Amount no longer subject to withdrawal charges, or;


     2. 10% of the portion of your Total Invested Amount that has been in your contract for at least one year less any withdrawals taken during the contract year.


Purchase payments withdrawn, above and beyond the amount of your free withdrawal amount, that are invested for less than 9 years will result in your paying a penalty in the form of a withdrawal charge. The amount of the charge and how it applies are discussed more fully below. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.



The withdrawal charge percentage applicable is determined by the age of the Purchase Payment being withdrawn. For purposes of calculating the surrender charge in the event of a full surrender, the charge is calculated based on the remaining Total Invested Amount still subject to surrender charge.



For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract no election of any optional features and no subsequent Purchase

Payments. In contract year 2 and year 3, you take out your maximum free withdrawal of $10,000 for each year. After that free withdrawal your contract value is $80,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation, A - (B X C) = D, where:

A = Your contract value at the time of your request for surrender ($80,000) B = The amount of your Purchase Payments still subject to withdrawal charge ($100,000)
C = The withdrawal charge percentage applicable to the age of each Purchase Payment (6%)
[B X C = $6,000]
D = Your full surrender value ($74,000)

SYSTEMATIC WITHDRAWAL PROGRAM


If you elect, we use money in your contract to pay you monthly, quarterly, semi-annual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2. Any withdrawals you make using this program count against your free withdrawal amount as described above. Withdrawals in excess of that amount may incur a withdrawal charge. There is no additional charge for participating in this program.



The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.


MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is $500 or less as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you less any applicable charges.


QUALIFIED CONTRACT OWNERS

Certain qualified plans restrict and/or prohibit your ability to withdraw money from your contract. SEE TAXES, BELOW for a more detailed explanation.

DEATH BENEFIT
--------------------------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.



If at the time we issued your contract, you were 80 years old or younger, the death benefit is the greatest of:



     1. the value of your contract on the date we receive all required paperwork and satisfactory proof of death; or



     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 4% annual growth rate until the date of death (3% annual growth rate if 70 or older at the time of contract issue); or



     3. the value of your contract on the seventh contract anniversary, plus any Purchase Payments and less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if age 70 or older at the time of contract issue); or


     4. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the value of your contract on a contract anniversary plus any Purchase Payments and less any withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, since that contract anniversary.


If at the time we issue your contract, you were 81 years old or older, the death benefit is the greater of:



     1. the value of your contract on the date we receive all required paperwork and satisfactory proof of death; or


     2. total Purchase Payments less withdrawals (and any fees or charges applicable to such withdrawals) in an amount proportionate to the amount by which such withdrawals decreased contract values, compounded at a 3% annual growth rate until the date of death.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary will receive any remaining guaranteed income payments in accordance with the income option you choose. SEE INCOME OPTIONS, BELOW.



You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.



We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death: (1) a certified copy of a death certificate; (2) a certified copy of a decree of court of competent jurisdiction as to the finding of death; (3) a written statement by a medical doctor who attended the deceased at the time of death; or (4) any other proof satisfactory to us.



DEATH OF THE ANNUITANT


If the Annuitant dies before annuity payments begin, you can name a new Annuitant. If no Annuitant is named within 30 days, you will become the Annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the owner, no new Annuitant may be named and the death benefit will be paid.


The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. Please see INCOME OPTIONS below. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.



EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. Under the Extended Legacy program, a Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract as detailed in the Death Claim Form. Please see your financial representative for additional information.



Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).



For information regarding how these payments are treated for tax purposes, consult your tax advisor regarding tax implications and your particular circumstances.


EXPENSES
--------------------------------------------------------------------------------


There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or withdrawal charges under your contract. However the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.


SEPARATE ACCOUNT CHARGES

If you are age 80 or younger when your contract is issued, the Company deducts a mortality and expense risk charge in the amount of 1.40% annually of the value of your contract invested in the Variable Portfolios. If you are age 81 or older when your contract is issued, the Company deducts a mortality and expense risk charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Separate Account Charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.


WITHDRAWAL CHARGES

During the Accumulation Phase you may make withdrawals from your contract. However, a withdrawal charge may apply. We apply a withdrawal charge upon an early withdrawal against each Purchase Payment you put into the contract. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract, as follows:

      YEAR          1    2    3    4    5    6    7    8    9   10+
-----------------  ---  ---  ---  ---  ---  ---  ---  ---  ---  ---
Withdrawal Charge  9%   8%   7%   6%   6%   5%   4%   3%   2%   0%

After a Purchase Payment has been in the contract for nine complete years, the withdrawal charge no longer applies to that payment.


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.



Whenever possible, we deduct the withdrawal charge from the money remaining in your contract from each of your investment options on a pro-rata basis. If you withdraw all of your contract value, we deduct any applicable withdrawal charges from the amount withdrawn.


The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit. We do not currently assess a withdrawal charge upon election to receive income payments from your contract.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INVESTMENT CHARGES

Charges are deducted from the assets of the investment portfolios underlying the Variable Portfolios for the advisory and other expenses of the portfolios. THE FEE TABLE ABOVE ILLUSTRATES THESE CHARGES AND EXPENSES. FOR MORE DETAILED INFORMATION ON THESE INVESTMENT CHARGES, REFER TO THE PROSPECTUS FOR THE SEASONS SERIES TRUST, ATTACHED.

CONTRACT MAINTENANCE FEE


During the Accumulation Phase, we subtract a contract maintenance fee from your account once per year. This charge compensates us for the cost of contract administration. If your contract value is $50,000 or more on your contract anniversary date, we are currently waiving this charge. This waiver is subject to change without notice. We will deduct the $35 ($30 in North Dakota) contract maintenance fee on a pro-rata basis from your account value on your contract anniversary. In the states of Oregon, Pennsylvania, Texas and Washington a contract maintenance fee will be deducted pro-rata from the Variable Portfolios in which you are invested, only. If you withdraw your entire contract value, we deduct the fee from that withdrawal.


TRANSFER FEE


We currently permit 15 free transfers between investment options, every contract year. We charge you $25 for each transfer over 15 in any one year ($10 in Pennsylvania and Texas). We deduct the transfer fee from the Variable Portfolios and/or fixed investment options from which you request the transfer. SEE INVESTMENT OPTIONS, ABOVE.


OPTIONAL INCOME PROTECTOR FEE


Please SEE THE OPTIONAL INCOME PROTECTOR PROGRAM BELOW for additional information regarding the Income Protector Fee.


PREMIUM TAX


Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0.0% to 3.5%. We deduct these premium tax charges from your contract when applicable. Currently we deduct the charge for premium taxes when you take a full withdrawal or annuitize the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED


Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

INCOME OPTIONS
--------------------------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your Income Option. Except as discussed under Option 5, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 90th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, certain Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES, BELOW.

INCOME OPTIONS

Currently, this Contract offers five standard Income Options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.


We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and then designate a new Annuitant.


OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY


This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.


OPTION 3 - JOINT AND 100% SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD
CERTAIN

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the payments have been made, the remaining payments are made to the Beneficiary under your Contract.

OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEAR PERIOD CERTAIN

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value (in full or in part) after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

ALLOCATION OF ANNUITY PAYMENTS

You can choose income payments that are fixed, variable or both. If payments are fixed, AIG SunAmerica Life guarantees the amounts of each payment. If the payments are variable, the amounts are not guaranteed. They will go up and/or down based upon the performance of the Variable Portfolios in which you invest.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your income payments will be fixed and a portion will be variable.

INCOME PAYMENTS


We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments direct deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in annuity payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.


Your income payments will vary if you are invested in the Variable Portfolios after the Annuity Date depending on four factors:

     - for life options, your age when payments begin, and in most states, if a Non-qualified contract, your gender and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate for variable income payments used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed accounts and Variable Portfolios also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one (1) transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the income phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. See also Access to Your Money above for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

Please read the Statement of Additional Information for a more detailed discussion of the income options.


THE OPTIONAL INCOME PROTECTOR PROGRAM


If you purchase your contract after July 5, 2000, you may elect to enroll in the Income Protector Program. The Income Protector Program provides a future "safety net" which offers you the ability to receive a guaranteed fixed minimum retirement income when you choose to begin receiving income payments. With the Income Protector you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. In order to utilize the program, you must follow the provisions discussed below.

You are not required to use the Income Protector to receive income payments. The general provisions of your contract provide other income options. However, We will not refund fees paid for the Income Protector if you begin taking income payments under the general provisions of your contract. YOU MAY NEVER NEED TO RELY UPON INCOME PROTECTOR IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Certain federal tax code restrictions on the income options available to qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACT HOLDERS, below.

HOW DO WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME?


If you elect the Income Protector Program, we base the amount of minimum retirement income available to you upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Initial Income Benefit Base is equal to your contract value. If elected, your participation becomes effective on either the date of issue of the contract (if the feature is elected at the time of application) or on the contract anniversary following your enrollment in the program.


The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your contract value on the date your participation became effective, and for each subsequent year of calculation, the Income Benefit Base of your prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the prior contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees, charges and any negative MVA (but excluding administration fees, mortality and expense charges and fee for enrollment into the program) since the prior contract anniversary, including premium taxes in an amount proportionate to the amount by which such withdrawals decreased your contract value. Your Income Benefit Base may accumulate at the elected growth rate, if available, from the date your election becomes effective through your Income Benefit Date.

ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form. You can not terminate your enrollment once elected.

ELECTING TO RECEIVE INCOME

In order to exercise the Income Protector feature, you may not begin the income phase for at least nine years following the date your enrollment in the program became effective. Further, you may begin taking income payments using the Income Protector feature only within 30 days after the ninth or later contract anniversary following the effective date of your enrollment in the Income Protector program.


The contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. We calculate your Income Benefit Base as of that date to use in determining your guaranteed minimum fixed retirement income. To determine the minimum guaranteed retirement income available to you, we apply your final Income Benefit Base to the annuity rates stated in your Income Protector endorsement for the income option you select. You then choose if you would like to receive the income annually, semi-annually, quarterly or monthly for the time guaranteed under your selected income option. Your final Income Benefit Base is equal to (a) minus (b) where:


     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals (including any negative MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector feature to receive your retirement income are:

     - Life Annuity with 10 years guaranteed, or

     - Joint and 100% Survivor Life Annuity with 20 years guaranteed


At the time you elect to begin receiving income payments, we will calculate your income payments using both your income benefit base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your income under the Income Protector feature will be different. You will receive whichever provides a greater stream of income. If you elect to receive income payments using the Income Protector feature your income payments will be fixed in amount.


NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You may wish to consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM


If you elect to participate in the Income Protector program we deduct a fee equal to 0.10% of your Income Benefit Base from your contract value on each contract anniversary beginning with the contract anniversary following the anniversary on which your enrollment in the program becomes effective. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, if you fully surrender your contract prior to your contract anniversary, we will deduct the fee at the time of surrender based on your Income Benefit Base as of the surrender date. Once elected, the Income Protector Program and its corresponding charges may not be terminated until full surrender or annuitization of the contract occurs.


HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM:

This table assumes a $100,000 initial investment in a Non-qualified contract and the election of the optional Income Protector program at contract issue with no further premiums, no withdrawals or premium taxes.

----------------------------------------------------------------------------------------------------------------------------
                                        ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE . . .         1-8                  9                  10                  15                  20
----------------------------------------------------------------------------------------------------------------------------
  Male (M), Age 60*               N/A                6,480               6,672               7,716              8,832
----------------------------------------------------------------------------------------------------------------------------
  Female (F), Age 60*             N/A                5,700               5,880               6,900              8,112
----------------------------------------------------------------------------------------------------------------------------
  M and F, Age 60**               N/A                4,920               5,028               5,544              5,928
----------------------------------------------------------------------------------------------------------------------------

*  Life Annuity with 10 Year Period Certain

** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector program may not be available in all states. Check with your financial adviser for availability in your state.

We reserve the right to modify, suspend or terminate the program at any time.

Please read the Statement of Additional Information, available upon request, for a more detailed discussion of the income options.


TAXES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.



DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


PERFORMANCE
--------------------------------------------------------------------------------

From time to time We will advertise the performance of the Variable Portfolios. Any such performance results are based on historical earnings and are not intended to indicate future performance.

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

We may show performance of each Variable Portfolios in comparison to various appropriate indexes and the performance of other similar variable annuity products with similar objectives as reported by such independent reporting services as Morningstar, Inc., Lipper Analytical Services, Inc. and the Variable Annuity Research Data Service ("VARDS").

Please see the Statement of Additional Information for additional information regarding the methods used to calculate performance data.

AIG SunAmerica Life may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of Our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch Ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

OTHER INFORMATION
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April, 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include, fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life originally established a separate account, Variable Annuity Account Five (the "Separate Account"), under Arizona law on July 8, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of AIG SunAmerica Life. Assets in the Separate Account are not guaranteed by AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica Life contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT



     PAYMENTS TO BROKER-DEALERS



Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission, only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value, annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.



We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. SEE EXPENSES ABOVE.



AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.



     PAYMENTS WE RECEIVE



In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.60% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.



ADMINISTRATION



We are responsible for the administrative servicing of your contract. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the annual maintenance fee and dollar cost averaging, may be confirmed quarterly. Purchase payments received through the Automatic Payment Plan or a salary reduction arrangement, may also be confirmed quarterly. For other transactions, we send confirmations immediately.



During the Accumulation and Income Phases, you will receive a statement of your transactions over the past quarter and a summary of your account values. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.



We send out transaction confirmations and quarterly statements. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.



LEGAL PROCEEDINGS



There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not material in relation to the financial position of the Company. A purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------


The consolidated financial statements for AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 and the financial statements of Variable Annuity Account Five at April 30, 2004, and for each of the two years in the period ended April 30, 2004, are incorporated herein by reference in this prospectus and the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

Separate Account............................................    3
General Account.............................................    4
Performance Data............................................    4
Annuity Payments............................................    8
Annuity Unit Values.........................................    8
Taxes.......................................................   11
Distribution of Contracts...................................   16
Financial Statements........................................   16

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                                           FISCAL     ONE MONTH      FISCAL       FISCAL       FISCAL       FISCAL
                         INCEPTION TO    YEAR ENDED     ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      STRATEGIES            3/31/99       3/31/00      4/30/00      4/30/01      4/30/02      4/30/03      4/30/04
-----------------------  ------------    ----------   ----------   ----------   ----------   ----------   ----------
--------------------------------------------------------------------------------------------------------------------
Growth
  (Inception Date:
  (a) 3/4/99 (b)
  4/6/99)
  Beginning AUV........  (a)   $ 15.05   $    15.89   $    21.30   $    20.24   $   17.060   $   14.397   $   12.770
                         (b)   $     0   $    16.27   $    21.27   $    20.22   $   17.018   $   14.344   $   12.707
  End AUV..............  (a)   $ 15.89   $    21.30   $    20.24   $    17.06   $   14.397   $   12.770   $   14.964
                         (b)   $     0   $    21.27   $    20.22   $    17.02   $   14.344   $   12.707   $   14.870
  Ending Number of
    AUs................  (a)    31,169    1,653,495    1,871,300    4,391,169    3,845,259    2,885,924    2,660,440
                         (b)         0      126,216      132,445      278,263      243,444      203,459      180,815
--------------------------------------------------------------------------------------------------------------------
Moderate Growth
  (Inception Date:
  (a) 3/3/99 (b)
  4/26/99)
  Beginning AUV........  (a)   $ 14.25   $    15.09   $    19.48   $    18.62   $   16.298   $   14.197   $   12.885
                         (b)   $     0   $    15.79   $    19.46   $    18.59   $   16.259   $   14.145   $   12.823
  End AUV..............  (a)   $ 15.09   $    19.48   $    18.62   $    16.30   $   14.197   $   12.885   $   14.803
                         (b)   $     0   $    19.46   $    18.59   $    16.26   $   14.145   $   12.823   $   14.710
  Ending Number of
    AUs................  (a)    93,136    1,559,019    1,760,865    3,829,366    3,880,927    2,933,797    2,703,926
                         (b)         0       53,392       69,503      228,084      227,877      180,653      173,100
--------------------------------------------------------------------------------------------------------------------
Balanced Growth
  (Inception Date:
  (a) 3/5/99 (b)
  4/5/99)
  Beginning AUV........  (a)   $ 13.80   $    14.05   $    16.68   $    16.11   $   14.986   $   13.731   $   12.924
                         (b)   $     0   $    14.26   $    16.66   $    16.09   $   14.948   $   13.681   $   12.861
  End AUV..............  (a)   $ 14.05   $    16.68   $    16.11   $    14.99   $   13.731   $   12.924   $   14.471
                         (b)   $     0   $    16.66   $    16.09   $    14.95   $   13.681   $   12.861   $   14.380
  Ending Number of
    AUs................  (a)    85,553      991,695    1,061,795    2,286,317    2,273,698    1,998,503    1,744,175
                         (b)         0      113,160      109,857      305,108      227,027      168,763      162,774
--------------------------------------------------------------------------------------------------------------------
Conservative Growth
  (Inception Date:
  (a) 3/5/99 (b)
  3/19/99)
  Beginning AUV........  (a)   $ 13.03   $    13.21   $    14.89   $    14.50   $   14.137   $   13.445   $   13.071
                         (b)   $ 13.25   $    13.21   $    14.87   $    14.48   $   14.101   $   13.395   $   13.007
  End AUV..............  (a)   $ 13.21   $    14.89   $    14.50   $    14.14   $   13.445   $   13.071   $   14.296
                         (b)   $ 13.21   $    14.87   $    14.48   $    14.10   $   13.395   $   13.007   $   14.210
  Ending Number of
    AUs................  (a)    33,892      623,175      629,067    1,262,136    1,376,306    1,326,779    1,253,980
                         (b)     5,689       77,606       81,771      149,827      132,461      123,733      116,512
--------------------------------------------------------------------------------------------------------------------


          AUV-Accumulation Unit Value

          AU-Accumulation Units

          (a) Reflects age 80 or younger

          (b) Reflects age 81 or older

                                           FISCAL     ONE MONTH      FISCAL       FISCAL       FISCAL       FISCAL
                         INCEPTION TO    YEAR ENDED     ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
   SELECT PORTFOLIOS        3/31/99       3/31/00      4/30/00      4/30/01      4/30/02      4/30/03      4/30/04
-----------------------  ------------    ----------   ----------   ----------   ----------   ----------   ----------
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth
  (Inception Date:
  (a) 3/1/99 (b)
  4/6/99)
  Beginning AUV........  (a)   $ 10.00   $    10.68   $    14.94   $    13.99   $   10.128   $    7.948   $    6.832
                         (b)   $     0   $    10.00   $    13.53   $    12.67   $    9.160   $    7.180   $    6.164
  End AUV..............  (a)   $ 10.68   $    14.94   $    13.99   $    10.13   $    7.948   $    6.832   $    8.143
                         (b)   $     0   $    13.53   $    12.67   $     9.16   $    7.180   $    6.164   $    7.340
  Ending Number of
    AUs................  (a)    85,647    1,058,317    1,158,071    2,665,362    2,259,645    1,778,572    1,685,980
                         (b)         0       59,510       77,385      228,987      221,014      176,478      146,171
--------------------------------------------------------------------------------------------------------------------
Large Cap Composite
  (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV........  (a)   $ 10.00   $    10.41   $    12.88   $    12.30   $   10.426   $    8.876   $    7.467
                         (b)   $     0   $    10.00   $    11.87   $    11.34   $    9.599   $    8.162   $    6.858
  End AUV..............  (a)   $ 10.41   $    12.88   $    12.30   $    10.43   $    8.876   $    7.467   $    8.857
                         (b)   $     0   $    11.87   $    11.34   $     9.60   $    8.162   $    6.858   $    8.130
  Ending Number of
    AUs................  (a)    33,347      316,855      361,941      715,674      670,641      583,952      540,273
                         (b)         0       17,244       18,966       35,031       23,619       20,743       13,893
--------------------------------------------------------------------------------------------------------------------
Large Cap Value
  (Inception Date:
  (a) 3/1/99 (b)
  4/6/99)
  Beginning AUV........  (a)   $ 10.00   $    10.32   $    10.75   $    10.79   $   12.363   $   11.322   $    9.468
                         (b)   $     0   $    10.00   $    10.32   $    10.35   $   11.848   $   10.837   $    9.052
  End AUV..............  (a)   $ 10.32   $    10.75   $    10.79   $    12.36   $   11.322   $    9.468   $   11.713
                         (b)   $     0   $    10.32   $    10.35   $    11.85   $   10.837   $    9.052   $   11.180
  Ending Number of
    AUs................  (a)    34,004      531,732      571,490    1,296,249    1,462,924    1,174,422    1,138,283
                         (b)         0        9,381       11,064       43,104       60,523       48,995       46,181
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
  (Inception Date:
  (a) 3/1/99 (b)
  4/8/99)
  Beginning AUV........  (a)   $ 10.00   $    10.62   $    18.41   $    16.85   $   13.703   $   12.213   $   10.280
                         (b)   $     0   $    10.00   $    16.95   $    15.50   $   12.595   $   11.212   $    9.426
  End AUV..............  (a)   $ 10.62   $    18.41   $    16.85   $    13.70   $   12.213   $   10.280   $   13.819
                         (b)   $     0   $    16.95   $    15.50   $    12.59   $   11.212   $    9.426   $   12.660
  Ending Number of
    AUs................  (a)    27,096      529,844      612,249    1,483,760    1,377,519    1,039,978      998,138
                         (b)         0       22,616       35,007      116,099       94,966       77,977       71,562
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value
  (Inception Date:
  (a) 3/1/99 (b)
  4/8/99)
  Beginning AUV........  (a)   $ 10.00   $    10.10   $    10.93   $    11.14   $   14.212   $   15.662   $   13.204
                         (b)   $     0   $    10.00   $    10.78   $    10.98   $   13.996   $   15.405   $   12.972
  End AUV..............  (a)   $ 10.10   $    10.93   $    11.14   $    14.21   $   15.662   $   13.204   $   17.347
                         (b)   $     0   $    10.78   $    10.98   $    14.00   $   15.405   $   12.972   $   17.020
  Ending Number of
    AUs................  (a)    11,278      297,306      318,151      796,922    1,019,911      797,665      750,965
                         (b)         0       18,247       33,708      115,825       82,010       36,957       33,208
--------------------------------------------------------------------------------------------------------------------


          AUV-Accumulation Unit Value

          AU-Accumulation Units

          (a) Reflects age 80 or younger

          (b) Reflects age 81 or older

                                            FISCAL     ONE MONTH     FISCAL       FISCAL       FISCAL       FISCAL
                          INCEPTION TO    YEAR ENDED     ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
   SELECT PORTFOLIOS         3/31/99       3/31/00      4/30/00     4/30/01      4/30/02      4/30/03      4/30/04
------------------------  ------------    ----------   ---------   ----------   ----------   ----------   ----------
--------------------------------------------------------------------------------------------------------------------
Small Cap
  (Inception Date:
  (a) 3/1/99 (b) 4/8/99)
  Beginning AUV.........  (a)   $ 10.00    $   10.35   $   15.00   $    13.56   $   11.209   $   10.477   $    8.120
                          (b)   $     0    $   10.00   $   14.46   $    13.07   $   10.786   $   10.070   $    7.795
  End AUV...............  (a)   $ 10.35    $   15.00   $   13.56   $    11.21   $   10.477   $    8.120   $   10.440
                          (b)   $     0    $   14.46   $   13.07   $    10.79   $   10.070   $    7.795   $   10.010
  Ending Number of AUs..  (a)    22,807      432,850     481,239    1,239,523    1,275,746    1,003,103      987,030
                          (b)         0       17,502      32,914       74,871       72,435       65,526       61,532
--------------------------------------------------------------------------------------------------------------------
International Equity
  (Inception Date:
  (a) 3/1/99 (b) 4/6/99)
  Beginning AUV.........  (a)   $ 10.00    $   10.51   $   13.61   $    12.46   $    9.609   $    7.780   $    5.855
                          (b)   $     0    $   10.00   $   12.71   $    11.63   $    8.962   $    7.247   $    5.447
  End AUV...............  (a)   $ 10.51    $   13.61   $   12.46   $     9.61   $    7.780   $    5.855   $    7.863
                          (b)   $     0    $   12.71   $   11.63   $     8.96   $    7.247   $    5.447   $    7.310
  Ending Number of AUs..  (a)    23,961      314,634     384,946    1,208,881    1,109,279      950,385      961,285
                          (b)         0        9,229      23,901       59,533       57,707       40,366       38,988
--------------------------------------------------------------------------------------------------------------------
Diversified Fixed Income
  (Inception Date:
  (a) 3/10/99 (b) 4/8/99)
  Beginning AUV.........  (a)   $ 10.00    $   10.02   $   10.00   $     9.96   $   10.576   $   10.935   $   11.774
                          (b)   $     0    $   10.00   $    9.87   $     9.82   $   10.422   $   10.762   $   11.574
  End AUV...............  (a)   $ 10.02    $   10.00   $    9.96   $    10.58   $   10.935   $   11.774   $   11.739
                          (b)   $     0    $    9.87   $    9.82   $    10.42   $   10.762   $   11.574   $   11.530
  Ending Number of AUs..  (a)    31,762      474,014     513,721    1,135,253    1,338,549    1,415,730    1,000,019
                          (b)         0       12,327      13,385       68,020       73,370       73,584       56,104
--------------------------------------------------------------------------------------------------------------------
Cash Management
  (Inception Date:
  (a) 3/26/99 (b)
  4/8/99)
  Beginning AUV.........  (a)   $ 10.00    $   10.00   $   10.32   $    10.35   $   10.780   $   10.857   $   10.791
                          (b)   $     0    $   10.00   $   10.30   $    10.33   $   10.744   $   10.808   $   10.727
  End AUV...............  (a)   $ 10.00    $   10.32   $   10.35   $    10.78   $   10.857   $   10.791   $   10.673
                          (b)   $     0    $   10.30   $   10.33   $    10.74   $   10.808   $   10.727   $   10.600
  Ending Number of AUs..  (a)       970      380,169     235,608      583,476      487,732      513,839      297,445
                          (b)         0       19,302      26,880       34,844       43,620       33,488        5,776
--------------------------------------------------------------------------------------------------------------------



   FOCUSED PORTFOLIOS
------------------------
---------------------------------------------------------------------------------------------------------------------
Focus Growth
  (Inception Date:
  (a) 7/7/00 (b) 7/7/00)
  Beginning AUV.........  (a)         0            0            0   $    10.00   $    7.648   $    6.585   $    5.597
                          (b)         0            0            0   $    10.00   $    7.204   $    6.195   $    5.259
  End AUV...............  (a)         0            0            0   $     7.65   $    6.584   $    5.597   $    7.171
                          (b)         0            0            0   $     7.20   $    6.195   $    5.259   $    6.730
  Ending Number of AUs..  (a)         0            0            0    1,140,438    1,102,958    1,038,908    1,050,831
                          (b)         0            0            0       70,478       70,526       61,088       50,226
---------------------------------------------------------------------------------------------------------------------


          AUV-Accumulation Unit Value

          AU-Accumulation Units

          (a) Reflects age 80 or younger

          (b) Reflects age 81 or older

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                   [[(1+I/(1+J+L)] to the power of N/12] - 1

where:

              I is the interest rate you are earning on the money invested in the FAGP;

              J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP;

              N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP; and

              L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     - If a withdrawal is made to pay contract fees and charges;

     - To pay a death benefit; and

     - Upon beginning an income option, if occurring on the Latest Annuity Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Withdrawal Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N=18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L=0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is
                            = [[(1+I/(1+J+0.005)] to the power of N/12] - 1
                            = [[(1.05)/(1.04+0.005)]to the power of 18/12] - 1
                            = [(1.004785) to the power of 1.5] - 1
                            = 1.007186 - 1
                            = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is
                            = [[(1+I)/(1+J+0.005)] to the power of N/12] - 1
                            = [[(1.05)/(1.06+0.005)] to the power of 18/12] - 1
                            = [(0.985915) to the power of 1.5] - 1
                            = 0.978948 - 1
                            = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $4,000 X (-0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for a new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is

                            = [[(1+I)/(I+J+0.005)] to the power of N/12] - 1
                            = [[(1.05)/(1.04+0.005)] to the power of 18/12] - 1
                            = [(1.004785) to the power of 1.5] - 1
                            = 1.007186 - 1
                            = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is
                            = [[(1+I)/(I+J+0.005)] to the power of N/12] - 1
                            = [[(1.05)/(1.06+0.005)] to the power of 18/12] - 1
                            = [(0.985916) to the power of 1.5] - 1
                            = 0.978949 - 1
                            = -0.021051

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:

                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

Please forward a copy (without charge) of the Seasons Select Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

       ------------------------------------------------------------------
         Name

       ------------------------------------------------------------------
         Address

       ------------------------------------------------------------------
         City/State/Zip

       ------------------------------------------------------------------

       Date: ____________  Signed: ______________________________________

Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299

                      STATEMENT OF ADDITIONAL INFORMATION

         FIXED AND VARIABLE GROUP DEFERRED ANNUITY CONTRACTS ISSUED BY


                         VARIABLE ANNUITY ACCOUNT FIVE
                        SEASONS SELECT VARIABLE ANNUITY


                DEPOSITOR: AIG SUNAMERICA LIFE ASSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 2, 2004, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 PO. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


     THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS AUGUST 2, 2004.

TABLE OF CONTENTS


Separate Account............................................    3

General Account.............................................    3

Performance Data............................................    4

Annuity Payments............................................    7

Annuity Unit Values.........................................    7

Taxes.......................................................   10

Distribution of Contracts...................................   14

Financial Statements........................................   14

SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Variable Annuity Account Five was originally established by AIG SunAmerica Life Assurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES, with the assets of each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

GENERAL ACCOUNT
--------------------------------------------------------------------------------

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or
DCA fixed
account options of various available periods offered in connection with the General Account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

PERFORMANCE DATA
--------------------------------------------------------------------------------

From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and STRATEGIES as well as for any Cash Management Portfolio. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

CASH MANAGEMENT PORTFOLIO


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                     Base Period Return = (EV-SV-CMF)/(SV)

    where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES and the general account so that each SELECT PORTFOLIO'S, FOCUSED PORTFOLIO'S and/or STRATEGY's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

                 Current Yield = (Base Period Return) x (365/7)

OTHER PORTFOLIOS

The Portfolios of the separate account compute their performance data as "total return."

TOTAL RETURN FIGURES ARE BASED ON HISTORICAL DATA AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

                       P (1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

INITIAL ANNUITY PAYMENT

The initial annuity payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly annuity payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

If contract holders elect to begin Income Payments using the Income Protector feature, the Income Benefit Base is determined as described in the prospectus. The initial monthly Income Payment is determined by applying the annuitization factor specifically designated for use in conjunction with the Income Protector feature (either in the Contract or in the Endorsement) to the Income Benefit Base and then dividing by 1,000. The Income Benefit Base must be divided by 1,000 since the annuitization factors included in those tables are based on a set amount per $1,000 of Income Benefit Base. The amount of the second and each subsequent Income Payment is the same as the first monthly payment. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated Joint Annuitant, if any, and the Income Option selected.

ANNUITY UNIT VALUES
--------------------------------------------------------------------------------

The value of an Annuity Unit is determined independently for each SELECT PORTFOLIO, FOCUSED PORTFOLIO and STRATEGY. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the SELECT PORTFOLIOS, FOCUSED PORTFOLIOS and/or STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each SELECT PORTFOLIO, FOCUSED PORTFOLIO and/or STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a certain month is determined by dividing (a) by (b) where:

(a) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of that month, and

(b) is the Accumulation Unit value of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY determined as of the end of the preceding month.

The NIF for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for a given month is a measure of the net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                             NIF = ($11.46/$11.44)

                                 = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                       1/[(1.035) /\ (1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The Net Investment Factor (NIF) measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31).
Assume also that the Annuity Unit value for the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY on the Annuity Date and thus reflects the investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY). The net investment performance of the SELECT PORTFOLIO, FOCUSED PORTFOLIO or STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

DISTRIBUTION OF CONTRACTS
--------------------------------------------------------------------------------

The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, are incorporated by reference to Post Effective Amendment Nos. 13 and 17 to File Nos. 333-67685 and 811-07727, filed April 9, 2004, Accession No. 0000950148-04-000741 in this Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five at April 30, 2004, and for each of the two years in the period ended April 30, 2004, are contained herein.





PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                 ANNUAL REPORT
                                 APRIL 30, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .........     1
Statement of Assets and Liabilities .............................     2
Schedule of Portfolio Investments ...............................     8
Statement of Operations .........................................     9
Statement of Changes in Net Assets ..............................    15
Notes to Financial Statements ...................................    27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Los Angeles, California
June 24, 2004

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004

                                                                    Moderate       Balanced     Conservative
                                                      Growth         Growth         Growth         Growth
                                                     Strategy       Strategy       Strategy       Strategy
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $115,831,088   $124,611,466   $ 96,922,871   $ 71,882,013

    Contracts in payout (annuitization) period          460,023        549,173        299,217        925,107
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,772,716      8,455,950      6,719,426      5,093,757
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $113,601,884   $122,613,597   $ 94,880,911   $ 71,151,725
    Accumulation units outstanding                    7,591,901      8,282,850      6,556,652      4,977,245
    Unit value of accumulation units               $      14.96   $      14.80   $      14.47   $      14.30

Contracts with total expenses of 1.52%:
    Net Assets                                     $  2,689,227   $  2,547,042   $  2,341,177   $  1,655,395
    Accumulation units outstanding                      180,815        173,100        162,774        116,512
    Unit value of accumulation units               $      14.87   $      14.71   $      14.38   $      14.21

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                                                     Large Cap      Large Cap      Large Cap       Mid Cap
                                                      Growth        Composite        Value          Growth
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 14,798,506   $  4,875,632   $ 13,822,892   $ 14,688,952

    Contracts in payout (annuitization) period            3,487         22,681         25,963         10,439
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 14,801,993   $  4,898,313   $ 13,848,855   $ 14,699,391
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,832,151        554,166      1,184,464      1,069,700
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 13,729,338   $  4,785,431   $ 13,332,348   $ 13,793,691
    Accumulation units outstanding                    1,685,980        540,273      1,138,283        998,138
    Unit value of accumulation units               $       8.14   $       8.86   $      11.71   $      13.82

Contracts with total expenses of 1.52%:
    Net Assets                                     $  1,072,655   $    112,882   $    516,507   $    905,700
    Accumulation units outstanding                      146,171         13,893         46,181         71,562
    Unit value of accumulation units               $       7.34   $       8.13   $      11.18   $      12.66

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                      Mid Cap                    International   Diversified
                                                       Value        Small Cap       Equity      Fixed Income
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 13,517,737   $ 10,909,039   $  7,838,165   $ 12,290,136

    Contracts in payout (annuitization) period           74,865         11,450          5,466         95,451
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 13,592,602   $ 10,920,489   $  7,843,631   $ 12,385,587
                                                   ============   ============   ============   ============

Accumulation units outstanding                          784,173      1,048,562      1,000,273      1,056,123
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 13,027,361   $ 10,304,535   $  7,558,739   $ 11,738,915
    Accumulation units outstanding                      750,965        987,030        961,285      1,000,019
    Unit value of accumulation units               $      17.35   $      10.44   $       7.86   $      11.74

Contracts with total expenses of 1.52%:
    Net Assets                                     $    565,241   $    615,954   $    284,892   $    646,672
    Accumulation units outstanding                       33,208         61,532         38,988         56,104
    Unit value of accumulation units               $      17.02   $      10.01   $       7.31   $      11.53

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

                                                       Cash           Focus                       Moderate
                                                    Management       Growth         Growth         Growth
                                                    Portfolio       Portfolio      Strategy       Strategy
                                                    (Class 1)       (Class 1)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  3,235,873   $  7,873,424   $157,034,208   $292,196,592

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  3,235,873   $  7,873,424   $157,034,208   $292,196,592
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  3,233,111   $  7,849,802   $157,034,208   $292,196,592

    Contracts in payout (annuitization) period            2,762         23,622              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $  3,235,873   $  7,873,424   $157,034,208   $292,196,592
                                                   ============   ============   ============   ============

Accumulation units outstanding                          303,221      1,101,057     10,609,338     19,965,290
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  3,174,675   $  7,535,390   $ 45,538,966   $ 90,238,706
    Accumulation units outstanding                      297,445      1,050,831      3,060,846      6,129,318
    Unit value of accumulation units               $      10.67   $       7.17   $      14.88   $      14.72

Contracts with total expenses of 1.52%:
    Net Assets                                     $     61,198   $    338,034   $          -   $          -
    Accumulation units outstanding                        5,776         50,226              -              -
    Unit value of accumulation units               $      10.60   $       6.73   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $          -   $          -   $  9,645,726   $ 15,092,938
    Accumulation units outstanding                            -              -        644,613      1,028,643
    Unit value of accumulation units               $          -   $          -   $      14.96   $      14.67

Contracts with total expenses of 1.65%:
    Net Assets                                     $          -   $          -   $ 96,375,463   $173,863,663
    Accumulation units outstanding                            -              -      6,534,800     11,913,631
    Unit value of accumulation units               $          -   $          -   $      14.75   $      14.59

Contracts with total expenses of 1.70%:
    Net Assets                                     $          -   $          -   $    959,214   $  4,769,663
    Accumulation units outstanding                            -              -         64,344        326,866
    Unit value of accumulation units               $          -   $          -   $      14.91   $      14.59

Contracts with total expenses of 1.95%:
    Net Assets                                     $          -   $          -   $  4,514,839   $  8,231,622
    Accumulation units outstanding                            -              -        304,735        566,832
    Unit value of accumulation units               $          -   $          -   $      14.82   $      14.52

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                     Balanced     Conservative     Large Cap      Large Cap
                                                      Growth         Growth         Growth        Composite
                                                     Strategy       Strategy       Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

          Total net assets                         $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090
                                                   ============   ============   ============   ============

Accumulation units outstanding                       18,767,867     13,601,996      8,958,148      3,143,934
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 96,562,825   $ 66,370,539   $ 20,302,169   $  9,933,517
    Accumulation units outstanding                    6,710,604      4,669,333      2,506,282      1,127,043
    Unit value of accumulation units               $      14.39   $      14.21   $       8.10   $       8.81

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $ 13,053,390   $  8,875,615   $  3,329,887   $  1,119,401
    Accumulation units outstanding                      910,818        620,786        411,518        127,075
    Unit value of accumulation units               $      14.33   $      14.30   $       8.09   $       8.81

Contracts with total expenses of 1.65%:
    Net Assets                                     $149,245,021   $108,820,448   $ 46,555,434   $ 15,824,913
    Accumulation units outstanding                   10,462,140      7,727,403      5,798,700      1,811,476
    Unit value of accumulation units               $      14.27   $      14.08   $       8.03   $       8.74

Contracts with total expenses of 1.70%:
    Net Assets                                     $  5,815,142   $  4,278,807   $  1,128,646   $    344,097
    Accumulation units outstanding                      407,584        300,618        139,820         39,188
    Unit value of accumulation units               $      14.27   $      14.23   $       8.07   $       8.78

Contracts with total expenses of 1.95%:
    Net Assets                                     $  3,938,882   $  4,022,040   $    815,612   $    342,162
    Accumulation units outstanding                      276,721        283,856        101,828         39,152
    Unit value of accumulation units               $      14.23   $      14.17   $       8.01   $       8.74

                                                     Large Cap       Mid Cap        Mid Cap
                                                       Value         Growth          Value        Small Cap
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

          Total net assets                         $ 91,234,932   $ 70,053,839   $ 82,845,283   $ 61,539,737
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,891,730      5,124,765      4,849,209      5,957,810
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 26,183,520   $ 19,116,982   $ 23,520,586   $ 17,988,411
    Accumulation units outstanding                    2,247,061      1,390,558      1,362,730      1,731,813
    Unit value of accumulation units               $      11.65   $      13.75   $      17.26   $      10.39

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  4,817,511   $  3,398,270   $  3,351,494   $  2,967,613
    Accumulation units outstanding                      424,460        246,667        206,069        285,099
    Unit value of accumulation units               $      11.35   $      13.78   $      16.26   $      10.41

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 57,882,649   $ 44,934,811   $ 53,522,437   $ 38,120,214
    Accumulation units outstanding                    5,011,546      3,297,418      3,128,628      3,702,649
    Unit value of accumulation units               $      11.55   $      13.63   $      17.11   $      10.30

Contracts with total expenses of 1.70%:
    Net Assets                                     $  1,229,604   $  1,402,740   $  1,140,151   $  1,309,509
    Accumulation units outstanding                      108,706        102,220         70,357        126,171
    Unit value of accumulation units               $      11.31   $      13.72   $      16.21   $      10.38

Contracts with total expenses of 1.95%:
    Net Assets                                     $  1,121,648   $  1,201,036   $  1,310,615   $  1,153,990
    Accumulation units outstanding                       99,957         87,902         81,425        112,078
    Unit value of accumulation units               $      11.22   $      13.66   $      16.10   $      10.30

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                   International  Diversified        Cash          Focus
                                                      Equity      Fixed Income    Management       Growth
                                                     Portfolio     Portfolio       Portfolio     Portfolio
                                                     (Class 2)     (Class 2)       (Class 2)     (Class 2)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 59,260,099   $129,845,199   $ 49,137,559   $ 66,439,046
                                                   ============   ============   ============   ============

Accumulation units outstanding                        7,613,301     11,202,717      4,648,052      9,361,514
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 19,933,570   $ 42,999,195   $ 22,043,504   $ 23,907,897
    Accumulation units outstanding                    2,550,023      3,681,335      2,075,670      3,351,278
    Unit value of accumulation units               $       7.82   $      11.68   $      10.62   $       7.13

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  4,434,308   $  6,972,234   $  2,272,628   $  2,816,479
    Accumulation units outstanding                      568,336        613,423        214,224        394,736
    Unit value of accumulation units               $       7.80   $      11.37   $      10.61   $       7.14

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 33,293,998   $ 75,954,559   $ 23,111,797   $ 37,442,964
    Accumulation units outstanding                    4,289,296      6,560,826      2,195,684      5,295,017
    Unit value of accumulation units               $       7.76   $      11.58   $      10.53   $       7.07

Contracts with total expenses of 1.70%:
    Net Assets                                     $    859,210   $  1,759,989   $    707,493   $  1,321,298
    Accumulation units outstanding                      110,449        155,162         67,028        185,821
    Unit value of accumulation units               $       7.78   $      11.34   $      10.56   $       7.11

Contracts with total expenses of 1.95%:
    Net Assets                                     $    739,013   $  2,159,222   $  1,002,137   $    950,408
    Accumulation units outstanding                       95,197        191,971         95,446        134,662
    Unit value of accumulation units               $       7.76   $      11.25   $      10.50   $       7.06

                                                   Focus Growth      Focus          Focus
                                                    and Income       Value          TechNet        Growth
                                                    Portfolio      Portfolio       Portfolio      Strategy
                                                    (Class 2)      (Class 2)       (Class 2)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640
                                                   ============   ============   ============   ============
Net assets:

    Accumulation units                             $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

           Total net assets                        $ 49,667,898   $ 47,700,345   $ 28,955,179   $ 10,671,640
                                                   ============   ============   ============   ============

Accumulation units outstanding                        5,668,168      3,898,970      6,441,127        720,543
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 16,209,672   $ 20,056,999   $ 11,754,630   $  4,246,621
    Accumulation units outstanding                    1,792,332      1,632,981      2,737,043        285,421
    Unit value of accumulation units               $       9.04   $      12.28   $       4.29   $      14.88

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $  2,600,673   $  2,178,972   $    906,080   $    402,367
    Accumulation units outstanding                      288,051        178,808        211,211         26,908
    Unit value of accumulation units               $       9.03   $      12.19   $       4.29   $      14.95

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 29,163,230   $ 22,784,119   $ 14,419,176   $  5,488,890
    Accumulation units outstanding                    3,398,662      1,866,772      3,053,213        371,858
    Unit value of accumulation units               $       8.58   $      12.21   $       4.72   $      14.76

Contracts with total expenses of 1.70%:
    Net Assets                                     $    940,071   $  1,389,544   $  1,333,924   $    225,076
    Accumulation units outstanding                      104,591        113,299        312,069         15,088
    Unit value of accumulation units               $       8.99   $      12.26   $       4.27   $      14.92

Contracts with total expenses of 1.95%:
    Net Assets                                     $    754,252   $  1,290,711   $    541,369   $    308,686
    Accumulation units outstanding                       84,532        107,110        127,591         21,268
    Unit value of accumulation units               $       8.92   $      12.05   $       4.24   $      14.51

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                     Moderate       Balanced     Conservative     Large Cap
                                                      Growth         Growth         Growth         Growth
                                                     Strategy        Strategy      Strategy       Portfolio
                                                    (Class 3)       (Class 3)      (Class 3)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

            Total net assets                       $ 25,167,840   $ 23,311,741   $ 16,435,218   $  7,147,072
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,716,904      1,634,224      1,159,282        885,941
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $ 12,204,393   $  6,652,840   $  5,964,776   $  3,247,930
    Accumulation units outstanding                      828,761        462,446        419,883        400,808
    Unit value of accumulation units               $      14.73   $      14.39   $      14.21   $       8.10

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    942,075   $  2,001,231   $  3,485,134   $    439,099
    Accumulation units outstanding                       64,203        139,718        243,545         54,280
    Unit value of accumulation units               $      14.67   $      14.32   $      14.31   $       8.09

Contracts with total expenses of 1.65%:
    Net Assets                                     $ 10,991,866   $  8,347,568   $  5,274,281   $  2,876,401
    Accumulation units outstanding                      753,081        585,637        374,265        358,172
    Unit value of accumulation units               $      14.60   $      14.25   $      14.09   $       8.03

Contracts with total expenses of 1.70%:
    Net Assets                                     $    717,564   $  1,577,597   $    710,036   $    376,343
    Accumulation units outstanding                       49,103        110,509         49,794         46,611
    Unit value of accumulation units               $      14.61   $      14.28   $      14.26   $       8.07

Contracts with total expenses of 1.95%:
    Net Assets                                     $    311,942   $  4,732,505   $  1,000,991   $    207,299
    Accumulation units outstanding                       21,756        335,914         71,795         26,070
    Unit value of accumulation units               $      14.34   $      14.09   $      13.94   $       7.95

                                                     Large Cap      Large Cap       Mid Cap        Mid Cap
                                                     Composite        Value         Growth          Value
                                                     Portfolio      Portfolio      Portfolio      Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

            Total net assets                       $  2,612,628   $  7,114,625   $  7,442,389   $  6,773,706
                                                   ============   ============   ============   ============

Accumulation units outstanding                          297,454        616,248        543,723        398,183
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  1,393,691   $  2,943,483   $  3,264,736   $  3,190,166
    Accumulation units outstanding                      158,128        252,748        237,496        184,956
    Unit value of accumulation units               $       8.81   $      11.65   $      13.75   $      17.25

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    267,045   $    461,857   $    480,119   $    555,501
    Accumulation units outstanding                       30,328         40,668         34,881         34,190
    Unit value of accumulation units               $       8.81   $      11.36   $      13.76   $      16.25

Contracts with total expenses of 1.65%:
    Net Assets                                     $    680,388   $  2,994,406   $  3,077,715   $  2,510,110
    Accumulation units outstanding                       77,875        259,273        225,936        146,795
    Unit value of accumulation units               $       8.74   $      11.55   $      13.62   $      17.10

Contracts with total expenses of 1.70%:
    Net Assets                                     $    194,623   $    454,641   $    451,335   $    355,820
    Accumulation units outstanding                       22,160         40,261         32,953         22,044
    Unit value of accumulation units               $       8.78   $      11.29   $      13.70   $      16.14

Contracts with total expenses of 1.95%:
    Net Assets                                     $     76,881   $    260,238   $    168,484   $    162,109
    Accumulation units outstanding                        8,963         23,298         12,457         10,198
    Unit value of accumulation units               $       8.58   $      11.17   $      13.53   $      15.90

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2004
                                   (Continued)

                                                                  International   Diversified       Cash
                                                     Small Cap       Equity      Fixed Income    Management
                                                     Portfolio      Portfolio      Portfolio     Portfolio
                                                     (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

             Total net assets                      $  7,010,238   $  5,629,172   $  9,739,997   $  6,541,352
                                                   ============   ============   ============   ============

Accumulation units outstanding                          677,642        722,860        845,644        618,067
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  3,429,731   $  2,712,430   $  3,774,624   $  3,589,895
    Accumulation units outstanding                      330,267        347,046        323,059        338,224
    Unit value of accumulation units               $      10.38   $       7.82   $      11.68   $      10.61

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    422,971   $    375,856   $  2,889,886   $  1,612,809
    Accumulation units outstanding                       40,655         48,382        254,913        152,762
    Unit value of accumulation units               $      10.40   $       7.77   $      11.34   $      10.56

Contracts with total expenses of 1.65%:
    Net Assets                                     $  2,605,931   $  2,110,293   $  2,184,544   $    928,498
    Accumulation units outstanding                      253,156        271,956        188,746         88,229
    Unit value of accumulation units               $      10.29   $       7.76   $      11.57   $      10.52

Contracts with total expenses of 1.70%:
    Net Assets                                     $    392,965   $    326,071   $    246,867   $    296,513
    Accumulation units outstanding                       37,989         41,858         21,821         28,054
    Unit value of accumulation units               $      10.34   $       7.79   $      11.31   $      10.57

Contracts with total expenses of 1.95%:
    Net Assets                                     $    158,640   $    104,522   $    644,076   $    113,637
    Accumulation units outstanding                       15,575         13,618         57,105         10,798
    Unit value of accumulation units               $      10.19   $       7.68   $      11.28   $      10.52

                                                      Focus       Focus Growth      Focus           Focus
                                                     Growth        and Income       Value          TechNet
                                                    Portfolio      Portfolio      Portfolio       Portfolio
                                                    (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                                   ------------   ------------   ------------   ------------
Assets:
    Investments in Seasons Series Trust,
       at net asset value                          $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878

Liabilities                                                   0              0              0              0
                                                   ------------   ------------   ------------   ------------

                                                   $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878
                                                   ============   ============   ============   ============

Net assets:

    Accumulation units                             $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878

    Contracts in payout (annuitization) period                0              0              0              0
                                                   ------------   ------------   ------------   ------------

             Total net assets                      $  8,510,091   $  9,056,300   $  5,497,137   $  4,580,878
                                                   ============   ============   ============   ============

Accumulation units outstanding                        1,197,522      1,023,866        449,774      1,038,166
                                                   ============   ============   ============   ============

Contracts with total expenses of 1.40%:
    Net Assets                                     $  4,553,963   $  3,544,356   $  2,625,674   $  2,670,934
    Accumulation units outstanding                      638,434        391,752        213,874        621,962
    Unit value of accumulation units               $       7.13   $       9.05   $      12.28   $       4.29

Contracts with total expenses of 1.52%:
    Net Assets                                     $          -   $          -   $          -   $          -
    Accumulation units outstanding                            -              -              -              -
    Unit value of accumulation units               $          -   $          -   $          -   $          -

Contracts with total expenses of 1.55%:
    Net Assets                                     $    483,944   $    746,137   $    582,685   $    278,925
    Accumulation units outstanding                       67,762         82,642         47,852         65,021
    Unit value of accumulation units               $       7.14   $       9.03   $      12.18   $       4.29

Contracts with total expenses of 1.65%:
    Net Assets                                     $  3,166,333   $  3,481,163   $  2,083,238   $  1,388,201
    Accumulation units outstanding                      447,673        405,658        170,927        293,811
    Unit value of accumulation units               $       7.07   $       8.58   $      12.19   $       4.72

Contracts with total expenses of 1.70%:
    Net Assets                                     $    139,650   $    893,872   $    108,545   $    201,540
    Accumulation units outstanding                       19,641         99,425          8,971         47,523
    Unit value of accumulation units               $       7.11   $       8.99   $      12.10   $       4.24

Contracts with total expenses of 1.95%:
    Net Assets                                     $    166,201   $    390,772   $     96,995   $     41,278
    Accumulation units outstanding                       24,012         44,389          8,150          9,849
    Unit value of accumulation units               $       6.92   $       8.80   $      11.90   $       4.19

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2004

                                                                              Net Asset Value    Net Asset
                        Variable Accounts                           Shares       Per Share         Value          Cost
----------------------------------------------------------------  ----------  ---------------  -------------  -------------
SEASONS SERIES TRUST:
    Growth Strategy (Class 1):
        Multi-Managed Growth Portfolio (Class 1)                   5,423,318  $         10.68  $  57,919,160  $  78,799,411
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,762,618            10.57     29,208,840     33,901,766
        Stock Portfolio (Class 1)                                  2,013,063            14.49     29,163,111     31,737,348
                                                                                               -------------  -------------
                                                                                                 116,291,111    144,438,525
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 1):
        Multi-Managed Moderate Growth Portfolio (Class 1)          6,104,342            11.21     68,440,964     82,650,826
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,982,440            10.57     31,532,992     35,690,842
        Stock Portfolio (Class 1)                                  1,738,579            14.49     25,186,683     25,940,712
                                                                                               -------------  -------------
                                                                                                 125,160,639    144,282,380
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 1):
        Multi-Managed Income/Equity Portfolio (Class 1)            4,616,501            11.50     53,099,785     56,183,273
        Asset Allocation: Diversified Growth Portfolio (Class 1)   2,320,039            10.57     24,529,502     26,083,185
        Stock Portfolio (Class 1)                                  1,352,446            14.49     19,592,801     18,966,367
                                                                                               -------------  -------------
                                                                                                  97,222,088    101,232,825
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 1):
        Multi-Managed Income Portfolio (Class 1)                   3,678,137            11.77     43,298,794     42,737,590
        Asset Allocation: Diversified Growth Portfolio (Class 1)   1,745,331            10.57     18,453,186     18,350,295
        Stock Portfolio (Class 1)                                    763,111            14.49     11,055,140     10,114,665
                                                                                               -------------  -------------
                                                                                                  72,807,120     71,202,550
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 1)                           1,904,495             7.77     14,801,993     20,583,195
    Large Cap Composite Portfolio (Class 1)                          552,579             8.86      4,898,313      5,626,343
    Large Cap Value Portfolio (Class 1)                            1,309,925            10.57     13,848,855     13,621,968
    Mid Cap Growth Portfolio (Class 1)                             1,301,878            11.29     14,699,391     16,454,776
    Mid Cap Value Portfolio (Class 1)                                909,372            14.95     13,592,602     11,227,650
    Small Cap Portfolio (Class 1)                                  1,287,954             8.48     10,920,489     12,431,011
    International Equity Portfolio (Class 1)                       1,039,031             7.55      7,843,631     10,006,149
    Diversified Fixed Income Portfolio (Class 1)                   1,163,420            10.65     12,385,587     11,854,306
    Cash Management Portfolio (Class 1)                              299,940            10.79      3,235,873      3,241,544
    Focus Growth Portfolio (Class 1)                               1,024,235             7.69      7,873,424      7,897,693

    Growth Strategy (Class 2):
        Multi-Managed Growth Portfolio (Class 2)                   7,336,301            10.66     78,212,788     79,289,389
        Asset Allocation: Diversified Growth Portfolio (Class 2)   3,736,544            10.56     39,446,239     39,660,737
        Stock Portfolio (Class 2)                                  2,730,984            14.42     39,375,181     38,512,250
                                                                                               -------------  -------------
                                                                                                 157,034,208    157,462,376
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 2):
        Multi-Managed Moderate Growth Portfolio (Class 2)         14,281,938            11.19    159,786,352    160,548,191
        Asset Allocation: Diversified Growth Portfolio (Class 2)   6,973,275            10.56     73,616,005     73,094,581
        Stock Portfolio (Class 2)                                  4,077,851            14.42     58,794,235     56,458,559
                                                                                               -------------  -------------
                                                                                                 292,196,592    290,101,331
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 2):
        Multi-Managed Income/Equity Portfolio (Class 2)           12,781,467            11.48    146,734,347    145,378,275
        Asset Allocation: Diversified Growth Portfolio (Class 2)   6,418,742            10.56     67,761,873     65,598,111
        Stock Portfolio (Class 2)                                  3,753,590            14.42     54,119,040     50,428,239
                                                                                               -------------  -------------
                                                                                                 268,615,260    261,404,625
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 2):
        Multi-Managed Income Portfolio (Class 2)                   9,737,765            11.75    114,419,927    114,334,143
        Asset Allocation: Diversified Growth Portfolio (Class 2)   4,617,526            10.56     48,746,649     46,549,638
        Stock Portfolio (Class 2)                                  2,025,315            14.42     29,200,873     26,563,497
                                                                                               -------------  -------------
                                                                                                 192,367,449    187,447,278
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 2)                           9,329,796             7.73     72,131,748     70,593,780
    Large Cap Composite Portfolio (Class 2)                        3,115,770             8.85     27,564,090     26,155,914
    Large Cap Value Portfolio (Class 2)                            8,646,367            10.55     91,234,932     85,628,885
    Mid Cap Growth Portfolio (Class 2)                             6,237,987            11.23     70,053,839     60,776,586
    Mid Cap Value Portfolio (Class 2)                              5,553,726            14.92     82,845,283     70,621,509
    Small Cap Portfolio (Class 2)                                  7,296,766             8.43     61,539,737     57,292,378
    International Equity Portfolio (Class 2)                       7,858,458             7.54     59,260,099     54,329,989
    Diversified Fixed Income Portfolio (Class 2)                  12,219,231            10.63    129,845,199    127,270,577
    Cash Management Portfolio (Class 2)                            4,562,727            10.77     49,137,559     49,302,276
    Focus Growth Portfolio (Class 2)                               8,688,545             7.65     66,439,046     59,330,929
    Focus Growth and Income Portfolio (Class 2)                    5,482,664             9.06     49,667,898     44,368,335
    Focus Value Portfolio (Class 2)                                3,777,613            12.63     47,700,345     40,915,356
    Focus TechNet Portfolio (Class 2)                              5,804,173             4.99     28,955,179     24,091,730

    Growth Strategy (Class 3):
        Multi-Managed Growth Portfolio (Class 3)                     499,295            10.65      5,316,881      5,439,448
        Asset Allocation: Diversified Growth Portfolio (Class 3)     254,505            10.54      2,683,657      2,740,588
        Stock Portfolio (Class 3)                                    185,543            14.40      2,671,102      2,745,373
                                                                                               -------------  -------------
                                                                                                  10,671,640     10,925,409
                                                                                               -------------  -------------
    Moderate Growth Strategy (Class 3):
        Multi-Managed Moderate Growth Portfolio (Class 3)          1,233,478            11.18     13,784,965     14,087,450
        Asset Allocation: Diversified Growth Portfolio (Class 3)     600,808            10.54      6,335,292      6,456,894
        Stock Portfolio (Class 3)                                    350,620            14.40      5,047,583      5,177,968
                                                                                               -------------  -------------
                                                                                                  25,167,840     25,722,312
                                                                                               -------------  -------------
    Balanced Growth Strategy (Class 3):
        Multi-Managed Income/Equity Portfolio (Class 3)            1,113,706            11.47     12,771,005     12,891,840
        Asset Allocation: Diversified Growth Portfolio (Class 3)     556,253            10.54      5,865,474      5,968,413
        Stock Portfolio (Class 3)                                    324,758            14.40      4,675,262      4,780,832
                                                                                               -------------  -------------
                                                                                                  23,311,741     23,641,085
                                                                                               -------------  -------------
    Conservative Growth Strategy (Class 3):
        Multi-Managed Income Portfolio (Class 3)                     835,852            11.74      9,811,355      9,965,124
        Asset Allocation: Diversified Growth Portfolio (Class 3)     393,141            10.54      4,145,526      4,245,616
        Stock Portfolio (Class 3)                                    172,153            14.40      2,478,337      2,544,258
                                                                                               -------------  -------------
                                                                                                  16,435,218     16,754,998
                                                                                               -------------  -------------

    Large Cap Growth Portfolio (Class 3)                             926,053             7.72      7,147,072      7,196,061
    Large Cap Composite Portfolio (Class 3)                          295,709             8.84      2,612,628      2,651,233
    Large Cap Value Portfolio (Class 3)                              674,943            10.54      7,114,625      7,179,551
    Mid Cap Growth Portfolio (Class 3)                               663,857            11.21      7,442,389      7,502,638
    Mid Cap Value Portfolio (Class 3)                                454,733            14.90      6,773,706      6,746,390
    Small Cap Portfolio (Class 3)                                    832,706             8.42      7,010,238      7,308,281
    International Equity Portfolio (Class 3)                         747,408             7.53      5,629,172      5,635,287
    Diversified Fixed Income Portfolio (Class 3)                     918,338            10.61      9,739,997      9,916,659
    Cash Management Portfolio (Class 3)                              608,060            10.76      6,541,352      6,546,162
    Focus Growth Portfolio (Class 3)                               1,114,542             7.64      8,510,091      8,714,939
    Focus Growth and Income Portfolio (Class 3)                    1,001,181             9.05      9,056,300      9,148,682
    Focus Value Portfolio (Class 3)                                  435,893            12.61      5,497,137      5,611,397
    Focus TechNet Portfolio (Class 3)                                919,231             4.98      4,580,878      4,550,431

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                      Moderate        Balanced        Conservative
                                                                       Growth          Growth          Growth           Growth
                                                                      Strategy        Strategy        Strategy         Strategy
                                                                      (Class 1)      (Class 1)        (Class 1)        (Class 1)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $    946,430      $ 1,455,937      $ 1,525,200     $   1,485,016
                                                                  ----------------------------------------------------------------
         Total investment income                                       946,430        1,455,937        1,525,200         1,485,016
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (1,479,765)      (1,596,318)      (1,257,916)         (947,117)
     Distribution expense charge                                      (177,174)        (191,190)        (150,612)         (113,411)
                                                                  ----------------------------------------------------------------
         Total expenses                                             (1,656,939)      (1,787,508)      (1,408,528)       (1,060,528)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (710,509)        (331,571)         116,672           424,488
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      19,543,284       22,392,793       17,733,094        17,481,194
     Cost of shares sold                                           (24,823,514)     (26,615,678)     (19,462,094)      (18,376,887)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions            (5,280,230)      (4,222,885)      (1,729,000)         (895,693)
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                         (5,280,230)      (4,222,885)      (1,729,000)         (895,693)
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (52,384,411)     (41,008,349)     (16,886,079)       (5,638,278)
     End of period                                                 (28,147,414)     (19,121,741)      (4,010,737)        1,604,570
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   24,236,997       21,886,608       12,875,342         7,242,848
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 18,246,258     $ 17,332,152      $11,263,014     $   6,771,643
                                                                  ================================================================

                                                                   Large Cap         Large Cap        Large Cap           Mid Cap
                                                                    Growth           Composite          Value              Growth
                                                                   Portfolio         Portfolio        Portfolio          Portfolio
                                                                   (Class 1)         (Class 1)        (Class 1)          (Class 1)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $         0       $     9,148       $  112,466         $        0
                                                                  -----------------------------------------------------------------
         Total investment income                                            0             9,148          112,466                  0
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                               (178,897)          (59,809)        (165,463)          (180,594)
     Distribution expense charge                                      (21,307)           (7,159)         (19,784)           (21,546)
                                                                  -----------------------------------------------------------------
         Total expenses                                              (200,204)          (66,968)        (185,247)          (202,140)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                         (200,204)          (57,820)         (72,781)          (202,140)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      3,503,693         1,619,803        2,565,464          3,849,687
     Cost of shares sold                                           (5,301,673)       (1,946,955)      (2,644,754)        (4,568,908)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions           (1,797,980)         (327,152)         (79,290)          (719,221)
Realized gain distributions                                                 0                 0                0                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                        (1,797,980)         (327,152)         (79,290)          (719,221)
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          (10,232,151)       (1,924,267)      (2,635,828)        (6,675,704)
     End of period                                                 (5,781,202)         (728,030)         226,887         (1,755,385)
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   4,450,949         1,196,237        2,862,715          4,920,319
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 2,452,765         $ 811,265      $ 2,710,644        $ 3,998,958
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                     Mid Cap                        International      Diversified
                                                                      Value          Small Cap          Equity        Fixed Income
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 1)        (Class 1)        (Class 1)         (Class 1)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $     90,913      $         0      $    68,403     $     366,520
                                                                  ----------------------------------------------------------------
         Total investment income                                        90,913                0           68,403           366,520
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (160,079)        (142,112)         (85,212)         (192,853)
     Distribution expense charge                                       (19,131)         (16,965)         (10,189)          (23,043)
                                                                  ----------------------------------------------------------------
         Total expenses                                               (179,210)        (159,077)         (95,401)         (215,896)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (88,297)        (159,077)         (26,998)          150,624
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       3,996,295        6,317,679        1,774,453         8,462,702
     Cost of shares sold                                            (3,500,146)      (7,357,811)      (2,557,938)       (7,923,032)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions               496,149       (1,040,132)        (783,485)          539,670
Realized gain distributions                                              9,510                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                            505,659       (1,040,132)        (783,485)          539,670
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (576,332)      (5,221,768)      (4,869,513)        1,269,413
     End of period                                                   2,364,952       (1,510,522)      (2,162,518)          531,281
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    2,941,284        3,711,246        2,706,995          (738,132)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  3,358,646      $ 2,512,037      $ 1,896,512     $     (47,838)
                                                                  ================================================================

                                                                     Cash              Focus                              Moderate
                                                                   Management         Growth            Growth             Growth
                                                                   Portfolio         Portfolio         Strategy           Strategy
                                                                   (Class 1)         (Class 1)        (Class 2)          (Class 2)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $    47,297       $         0       $  996,103        $ 2,800,266
                                                                  -----------------------------------------------------------------
         Total investment income                                       47,297                 0          996,103          2,800,266
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (76,358)          (99,052)      (1,955,434)        (3,724,504)
     Distribution expense charge                                       (9,141)          (11,835)        (204,853)          (390,941)
                                                                  -----------------------------------------------------------------
         Total expenses                                               (85,499)         (110,887)      (2,160,287)        (4,115,445)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                          (38,202)         (110,887)      (1,164,184)        (1,315,179)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                     12,905,119         1,993,454       16,523,351         23,938,392
     Cost of shares sold                                          (12,947,338)       (2,067,386)     (15,745,837)       (20,219,424)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:             (42,219)          (73,932)         777,514          3,718,968
Realized gain distributions                                                 0                 0                0                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                           (42,219)          (73,932)         777,514          3,718,968
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (18,799)       (1,999,476)     (19,729,178)       (26,846,261)
     End of period                                                     (5,671)          (24,269)        (428,168)         2,095,261
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                      13,128         1,975,207       19,301,010         28,941,522
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (67,293)      $ 1,790,388     $ 18,914,340       $ 31,345,311
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                    Balanced        Conservative      Large Cap        Large Cap
                                                                     Growth           Growth           Growth          Composite
                                                                    Strategy         Strategy         Portfolio        Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $  3,557,617      $ 3,478,238      $         0     $      17,693
                                                                  ----------------------------------------------------------------
         Total investment income                                     3,557,617        3,478,238                0            17,693
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                              (3,366,475)      (2,550,266)        (872,526)         (346,369)
     Distribution expense charge                                      (357,970)        (270,023)         (91,340)          (36,725)
                                                                  ----------------------------------------------------------------
         Total expenses                                             (3,724,445)      (2,820,289)        (963,866)         (383,094)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (166,828)         657,949         (963,866)         (365,401)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      16,795,080       33,685,625        5,751,486         4,314,267
     Cost of shares sold                                           (14,663,425)     (29,750,090)      (5,859,197)       (4,120,913)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions             2,131,655        3,935,535         (107,711)          193,354
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                          2,131,655        3,935,535         (107,711)          193,354
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (14,411,942)      (4,872,435)      (9,018,968)       (2,478,341)
     End of period                                                   7,210,635        4,920,171        1,537,968         1,408,176
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   21,622,577        9,792,606       10,556,936         3,886,517
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 23,587,404      $14,386,090      $ 9,485,359     $   3,714,470
                                                                  ================================================================

                                                                   Large Cap           Mid Cap          Mid Cap
                                                                     Value             Growth            Value           Small Cap
                                                                   Portfolio          Portfolio        Portfolio         Portfolio
                                                                   (Class 2)          (Class 2)        (Class 2)         (Class 2)
                                                                  -----------------------------------------------------------------
Investment income:
     Dividends                                                    $   586,681       $         0       $  418,844         $        0
                                                                  -----------------------------------------------------------------
         Total investment income                                      586,681                 0          418,844                  0
                                                                  -----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                             (1,112,649)         (821,892)        (979,330)          (736,281)
     Distribution expense charge                                     (116,624)          (85,959)        (102,736)           (77,233)
                                                                  -----------------------------------------------------------------
         Total expenses                                            (1,229,273)         (907,851)      (1,082,066)          (813,514)
                                                                  -----------------------------------------------------------------

Net investment income (loss)                                         (642,592)         (907,851)        (663,222)          (813,514)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      6,980,292         9,703,775        7,702,262         12,957,206
     Cost of shares sold                                           (6,694,900)       (8,461,525)      (6,811,310)       (11,904,225)
                                                                  -----------------------------------------------------------------

Net realized gains (losses) from securities transactions              285,392         1,242,250          890,952          1,052,981
Realized gain distributions                                                 0                 0           52,727                  0
                                                                  -----------------------------------------------------------------

Net realized gains (losses)                                           285,392         1,242,250          943,679          1,052,981
                                                                  -----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                           (9,458,181)       (4,436,067)      (4,382,895)        (5,121,723)
     End of period                                                  5,606,047         9,277,253       12,223,774          4,247,359
                                                                  -----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  15,064,228        13,713,320       16,606,669          9,369,082
                                                                  -----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $14,707,028       $14,047,719      $16,887,126         $9,608,549
                                                                  =================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                  International     Diversified         Cash              Focus
                                                                     Equity         Fixed Income      Management         Growth
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 2)        (Class 2)        (Class 2)         (Class 2)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $    375,493      $ 3,066,731      $   294,238     $           0
                                                                  ----------------------------------------------------------------
         Total investment income                                       375,493        3,066,731          294,238                 0
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (589,331)      (1,986,529)        (674,858)         (826,914)
     Distribution expense charge                                       (62,512)        (209,700)         (72,221)          (87,984)
                                                                  ----------------------------------------------------------------
         Total expenses                                               (651,843)      (2,196,229)        (747,079)         (914,898)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (276,350)         870,502         (452,841)         (914,898)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                      30,070,457       52,367,447       90,911,914         9,385,323
     Cost of shares sold                                           (28,474,494)     (50,476,931)     (91,089,675)       (8,487,558)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions             1,595,963        1,890,516         (177,761)          897,765
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                          1,595,963        1,890,516         (177,761)          897,765
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                            (4,216,499)       6,514,978         (124,412)       (4,824,846)
     End of period                                                   4,930,110        2,574,622         (164,717)        7,108,117
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    9,146,609       (3,940,356)         (40,305)       11,932,963
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $ 10,466,222      $(1,179,338)     $  (670,907)    $  11,915,830
                                                                  ================================================================

                                                                  Focus Growth          Focus           Focus
                                                                   and Income           Value           TechNet           Growth
                                                                    Portfolio         Portfolio        Portfolio         Strategy
                                                                    (Class 2)         (Class 2)        (Class 2)        (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $          0       $         0     $          0       $    4,421
                                                                  ----------------------------------------------------------------
         Total investment income                                             0                 0                0            4,421
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                (552,820)         (532,330)        (299,897)         (24,841)
     Distribution expense charge                                       (58,540)          (57,226)         (32,349)          (2,583)
                                                                  -----------------------------------------------------------------
         Total expenses                                               (611,360)         (589,556)        (332,246)         (27,424)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                          (611,360)         (589,556)        (332,246)         (23,003)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                       8,305,482         7,410,043       13,039,057          348,046
     Cost of shares sold                                            (7,464,696)       (6,354,531)     (10,883,055)        (313,544)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions               840,786         1,055,512        2,156,002           34,502
Realized gain distributions                                                  0                 0                0                0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                            840,786         1,055,512        2,156,002           34,502
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                              (338,330)         (669,798)          71,188              793
     End of period                                                   5,299,563         6,784,989        4,863,449         (253,769)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    5,637,893         7,454,787        4,792,261         (254,562)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  5,867,319       $ 7,920,743     $  6,616,017       $ (243,063)
                                                                  ================================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                    Moderate         Balanced        Conservative        Large Cap
                                                                     Growth           Growth           Growth             Growth
                                                                    Strategy         Strategy         Strategy          Portfolio
                                                                    (Class 3)        (Class 3)        (Class 3)         (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
     Dividends                                                    $     13,774      $    79,454      $    66,553     $           0
                                                                  ----------------------------------------------------------------
         Total investment income                                        13,774           79,454           66,553                 0
                                                                  ----------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                 (60,370)        (104,231)         (69,035)          (18,784)
     Distribution expense charge                                        (6,464)          (9,903)          (7,243)           (1,981)
                                                                  ----------------------------------------------------------------
         Total expenses                                                (66,834)        (114,134)         (76,278)          (20,765)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (53,060)         (34,680)          (9,725)          (20,765)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                         564,682        1,426,555        1,605,910           262,238
     Cost of shares sold                                              (503,872)      (1,153,904)      (1,421,807)         (255,330)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                60,810          272,651          184,103             6,908
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                             60,810          272,651          184,103             6,908
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                10,853           16,725            1,496             4,278
     End of period                                                    (554,472)        (329,344)        (319,780)          (48,989)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (565,325)        (346,069)        (321,276)          (53,267)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (557,575)     $  (108,098)     $  (146,898)    $     (67,124)
                                                                  ================================================================

                                                                  Large Cap         Large Cap         Mid Cap           Mid Cap
                                                                  Composite           Value            Growth            Value
                                                                  Portfolio         Portfolio        Portfolio         Portfolio
                                                                  (Class 3)         (Class 3)        (Class 3)         (Class 3)
                                                                  ---------------------------------------------------------------
Investment income:
     Dividends                                                    $       101       $     4,238      $         0        $   2,721
                                                                  ---------------------------------------------------------------
         Total investment income                                          101             4,238                0            2,721
                                                                  ---------------------------------------------------------------

Expenses:
     Mortality and expense risk charge                                 (8,676)          (22,001)         (23,655)         (19,824)
     Distribution expense charge                                         (943)           (2,302)          (2,509)          (2,120)
                                                                  ---------------------------------------------------------------
         Total expenses                                                (9,619)          (24,303)         (26,164)         (21,944)
                                                                  ---------------------------------------------------------------

Net investment income (loss)                                           (9,518)          (20,065)         (26,164)         (19,223)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                        536,995           499,601          411,076          200,125
     Cost of shares sold                                             (520,310)         (486,445)        (368,236)        (190,802)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions               16,685            13,156           42,840            9,323
Realized gain distributions                                                 0                 0                0              365
                                                                  ---------------------------------------------------------------

Net realized gains (losses)                                            16,685            13,156           42,840            9,688
                                                                  ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                                    4             4,815            3,146            2,200
     End of period                                                    (38,605)          (64,926)         (60,249)          27,316
                                                                  ---------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (38,609)          (69,741)         (63,395)          25,116
                                                                  ---------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (31,442)      $   (76,650)      $  (46,719)      $   15,581
                                                                  ===============================================================

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                                   International     Diversified          Cash
                                                                    Small Cap          Equity        Fixed Income      Management
                                                                    Portfolio        Portfolio        Portfolio         Portfolio
                                                                    (Class 3)        (Class 3)        (Class 3)         (Class 3)
                                                                  ----------------------------------------------------------------
Investment income:
      Dividends                                                   $          0      $     4,307      $    51,468     $      14,182
                                                                  ----------------------------------------------------------------
          Total investment income                                            0            4,307           51,468            14,182
                                                                  ----------------------------------------------------------------

Expenses:
      Mortality and expense risk charge                                (22,010)         (17,594)         (50,737)          (32,564)
      Distribution expense charge                                       (2,358)          (1,909)          (5,261)           (3,529)
                                                                  ----------------------------------------------------------------
          Total expenses                                               (24,368)         (19,503)         (55,998)          (36,093)
                                                                  ----------------------------------------------------------------

Net investment income (loss)                                           (24,368)         (15,196)          (4,530)          (21,911)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                      1,351,312        7,491,001        4,457,744        13,828,899
      Cost of shares sold                                           (1,295,844)      (7,354,872)      (4,483,212)       13,837,433)
                                                                  ----------------------------------------------------------------

Net realized gains (losses) from securities transactions                55,468          136,129          (25,468)           (8,534)
Realized gain distributions                                                  0                0                0                 0
                                                                  ----------------------------------------------------------------

Net realized gains (losses)                                             55,468          136,129          (25,468)           (8,534)
                                                                  ----------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                                1,663            4,203           16,386               151
      End of period                                                   (298,043)          (6,115)        (176,662)           (4,810)
                                                                  ----------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                     (299,706)         (10,318)        (193,048)           (4,961)
                                                                  ----------------------------------------------------------------

Increase (decrease) in net assets from operations                 $   (268,606)     $   110,615      $  (223,046)    $     (35,406)
                                                                  ================================================================

                                                                     Focus          Focus Growth       Focus              Focus
                                                                    Growth           and Income         Value            TechNet
                                                                   Portfolio         Portfolio        Portfolio         Portfolio
                                                                   (Class 3)         (Class 3)        (Class 3)         (Class 3)
                                                                  ---------------------------------------------------------------
Investment income:
      Dividends                                                   $         0       $         0       $        0       $        0
                                                                  ---------------------------------------------------------------
          Total investment income                                           0                 0                0                0
                                                                  ---------------------------------------------------------------

Expenses:
      Mortality and expense risk charge                               (23,368)          (25,969)         (15,776)         (13,388)
      Distribution expense charge                                      (2,530)           (2,747)          (1,696)          (1,475)
                                                                  ---------------------------------------------------------------
          Total expenses                                              (25,898)          (28,716)         (17,472)         (14,863)
                                                                  ---------------------------------------------------------------

Net investment income (loss)                                          (25,898)          (28,716)         (17,472)         (14,863)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions:
      Proceeds from shares sold                                       654,752           624,422          267,934          448,717
      Cost of shares sold                                            (622,846)         (600,482)        (260,930)        (435,781)
                                                                  ---------------------------------------------------------------

Net realized gains (losses) from securities transactions               31,906            23,940            7,004           12,936
Realized gain distributions                                                 0                 0                0                0
                                                                  ---------------------------------------------------------------

Net realized gains (losses)                                            31,906            23,940            7,004           12,936
                                                                  ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
      Beginning of period                                                 281             5,667            1,142               49
      End of period                                                  (204,848)          (92,382)        (114,260)          30,447
                                                                  ---------------------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    (205,129)          (98,049)        (115,402)          30,398
                                                                  ---------------------------------------------------------------

Increase (decrease) in net assets from operations                 $  (199,121)      $  (102,825)      $ (125,870)      $   28,471
                                                                  ===============================================================

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                             Moderate       Balanced     Conservative    Large Cap      Large Cap
                                               Growth         Growth         Growth         Growth        Growth        Composite
                                              Strategy      Strategy        Strategy       Strategy      Portfolio      Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (710,509)  $   (331,571)  $    116,672   $    424,488   $  (200,204)  $    (57,820)
    Net realized gains (losses) from
     securities transactions                  (5,280,230)    (4,222,885)    (1,729,000)      (895,693)   (1,797,980)      (327,152)
    Change in net unrealized appreciation
      (depreciation) of investments           24,236,997     21,886,608     12,875,342      7,242,848     4,450,949      1,196,237
                                            ------------   ------------   ------------   ------------   -----------   ------------
    Increase (decrease) in net assets
     from operations                          18,246,258     17,332,152     11,263,014      6,771,643     2,452,765        811,265
                                            ------------   ------------   ------------   ------------   -----------   ------------
From capital transactions
      Net proceeds from units sold               586,872        649,166        258,199        682,831        77,880         27,741
      Cost of units redeemed                 (11,004,486)   (15,386,816)    (9,816,715)    (9,399,250)   (1,347,723)      (577,872)
      Annuity benefit payments                  (162,681)      (175,056)       (83,484)      (164,909)       (3,832)          (822)
      Net transfers                            1,592,342      4,149,759        (29,909)       418,309       390,048        137,353
      Contract maintenance charge                (75,091)       (61,747)       (41,915)       (27,456)       (5,893)        (1,836)
                                            ------------   ------------   ------------   ------------   -----------   ------------
    Increase (decrease) in net assets
     from capital transactions                (9,063,044)   (10,824,694)    (9,713,824)    (8,490,475)     (889,520)      (415,436)
                                            ------------   ------------   ------------   ------------   -----------   ------------

Increase (decrease) in net assets              9,183,214      6,507,458      1,549,190     (1,718,832)    1,563,245        395,829
Net assets at beginning of period            107,107,897    118,653,181     95,672,898     74,525,952    13,238,748      4,502,484
                                            ------------   ------------   ------------   ------------   -----------   ------------
Net assets at end of period                 $116,291,111   $125,160,639   $ 97,222,088   $ 72,807,120   $14,801,993   $  4,898,313
                                            ============   ============   ============   ============   ===========   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                    36,873         36,866         18,823         50,123         8,932          3,108
    Units redeemed                              (746,335)    (1,073,853)      (661,347)      (670,890)     (151,467)       (62,903)
    Units transferred                            116,094        290,714        (35,785)        19,576        49,943         16,116
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding        (593,368)      (746,273)      (678,309)      (601,191)      (92,592)       (43,679)
Beginning units                                8,185,269      9,029,123      7,234,961      5,578,436     1,778,572        583,952
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                   7,591,901      8,282,850      6,556,652      4,977,245     1,685,980        540,273
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.52%:
    Units sold                                     1,172          5,711             78            356         1,058              0
    Units redeemed                               (22,836)       (13,307)       (14,177)       (10,496)      (22,416)        (6,341)
    Units transferred                               (980)            43          8,110          2,919        (8,949)          (509)
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding         (22,644)        (7,553)        (5,989)        (7,221)      (30,307)        (6,850)
Beginning units                                  203,459        180,653        168,763        123,733       176,478         20,743
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                     180,815        173,100        162,774        116,512       146,171         13,893
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.55%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.65%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.70%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
Contracts with total expenses of 1.95%:
    Units sold                                         -              -              -              -             -              -
    Units redeemed                                     -              -              -              -             -              -
    Units transferred                                  -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Increase (decrease) in units outstanding               -              -              -              -             -              -
Beginning units                                        -              -              -              -             -              -
                                            ------------   ------------   ------------   ------------   -----------   ------------
Ending units                                           -              -              -              -             -              -
                                            ============   ============   ============   ============   ===========   ============
                                               Large Cap       Mid Cap
                                                 Value         Growth
                                               Portfolio      Portfolio
                                               (Class 1)      (Class 1)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $    (72,781)  $   (202,140)
    Net realized gains (losses) from
     securities transactions                       (79,290)      (719,221)
    Change in net unrealized appreciation
      (depreciation) of investments              2,862,715      4,920,319
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                             2,710,644      3,998,958
                                              ------------   ------------

From capital transactions
      Net proceeds from units sold                 101,367         23,523
      Cost of units redeemed                    (1,427,268)    (1,751,643)
      Annuity benefit payments                      (5,561)        (2,118)
      Net transfers                                910,475      1,010,767
      Contract maintenance charge                   (3,907)        (6,109)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital transactions                    (424,894)      (725,580)
                                              ------------   ------------

Increase (decrease) in net assets                2,285,750      3,273,378
Net assets at beginning of period               11,563,105     11,426,013
                                              ------------   ------------
Net assets at end of period                   $ 13,848,855   $ 14,699,391
                                              ============   ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                       8,801          1,898
    Units redeemed                                (116,682)      (126,945)
    Units transferred                               71,742         83,207
                                              ------------   ------------
Increase (decrease) in units outstanding           (36,139)       (41,840)
Beginning units                                  1,174,422      1,039,978
                                              ------------   ------------
Ending units                                     1,138,283        998,138
                                              ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                           0              0
    Units redeemed                                  (5,031)        (7,735)
    Units transferred                                2,217          1,320
                                              ------------   ------------
Increase (decrease) in units outstanding            (2,814)        (6,415)
Beginning units                                     48,995         77,977
                                              ------------   ------------
Ending units                                        46,181         71,562
                                              ============   ============
Contracts with total expenses of 1.55%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.65%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.70%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============
Contracts with total expenses of 1.95%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                              Mid Cap                     International   Diversified       Cash          Focus
                                               Value        Small Cap        Equity       Fixed Income    Management      Growth
                                             Portfolio      Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   -------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $    (88,297)  $   (159,077)  $   (26,998)    $    150,624   $    (38,202)  $ (110,887)
    Net realized gains (losses) from
     securities transactions                     505,659     (1,040,132)     (783,485)         539,670        (42,219)     (73,932)
    Change in net unrealized appreciation
      (depreciation) of investments            2,941,284      3,711,246     2,706,995         (738,132)        13,128    1,975,207
                                            ------------   ------------   -----------     ------------   ------------   ----------
    Increase (decrease) in net assets
     from operations                           3,358,646      2,512,037     1,896,512          (47,838)       (67,293)   1,790,388
                                            ------------   ------------   -----------     ------------   ------------   ----------
From capital transactions
      Net proceeds from units sold                20,844          9,891        31,036          120,730        752,936       60,476
      Cost of units redeemed                  (1,550,624)    (1,600,055)     (818,911)      (1,992,977)    (1,866,288)    (835,131)
      Annuity benefit payments                   (12,880)        (4,184)       (1,222)         (23,716)          (683)      (2,694)
      Net transfers                              768,422      1,350,412       954,296       (3,186,777)    (1,485,035)     727,722
      Contract maintenance charge                 (3,706)        (3,733)       (2,030)          (4,184)        (1,772)      (3,216)
                                            ------------   ------------   -----------     ------------   ------------   ----------
    Increase (decrease) in net assets
     from capital tansactions                   (777,944)      (247,669)      163,169       (5,086,924)    (2,600,842)     (52,843)
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in net assets              2,580,702      2,264,368     2,059,681       (5,134,762)    (2,668,135)   1,737,545
Net assets at beginning of period             11,011,900      8,656,121     5,783,950       17,520,349      5,904,008    6,135,879
                                            ------------   ------------   -----------     ------------   ------------   ----------
Net assets at end of period                 $ 13,592,602   $ 10,920,489   $ 7,843,631     $ 12,385,587   $  3,235,873   $7,873,424
                                            ============   ============   ===========     ============   ============   ==========
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     1,197            991         3,938                0         69,642        9,154
    Units redeemed                               (87,318)      (150,276)     (102,632)        (150,371)      (146,973)    (114,388)
    Units transferred                             39,421        133,213       109,593         (265,340)      (139,063)     117,157
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding         (46,700)       (16,072)       10,899         (415,711)      (216,394)      11,923
Beginning units                                  797,665      1,003,102       950,386        1,415,730        513,839    1,038,908
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                     750,965        987,030       961,285        1,000,019        297,445    1,050,831
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.52%:
    Units sold                                         0              0             0           10,515            419            0
    Units redeemed                                (5,141)        (4,622)       (9,545)         (24,749)       (28,067)      (5,423)
    Units transferred                              1,392            628         8,167           (3,246)           (64)      (5,439)
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding          (3,749)        (3,994)       (1,378)         (17,480)       (27,712)     (10,862)
Beginning units                                   36,957         65,526        40,366           73,584         33,488       61,088
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                      33,208         61,532        38,988           56,104          5,776       50,226
                                            ============   ============   ===========     ============   ============   ==========
Contracts with total expenses of 1.55%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.65%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.70%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

Contracts with total expenses of 1.95%:
    Units sold                                         -              -             -                -              -            -
    Units redeemed                                     -              -             -                -              -            -
    Units transferred                                  -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Increase (decrease) in units outstanding               -              -             -                -              -            -
Beginning units                                        -              -             -                -              -            -
                                            ------------   ------------   -----------     ------------   ------------   ----------
Ending units                                           -              -             -                -              -            -
                                            ============   ============   ===========     ============   ============   ==========

                                                              Moderate
                                                 Growth        Growth
                                                Strategy      Strategy
                                               (Class 2)      (Class 2)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $ (1,164,184)  $ (1,315,179)
    Net realized gains (losses) from
     securities transactions                       777,514      3,718,968
    Change in net unrealized appreciation
      (depreciation) of investments             19,301,010     28,941,522
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                            18,914,340     31,345,311
                                              ------------   ------------
From capital transactions
      Net proceeds from units sold              23,691,299     50,363,277
      Cost of units redeemed                    (7,374,058)   (13,824,756)
      Annuity benefit payments                           0              0
      Net transfers                             16,810,538     27,962,368
      Contract maintenance charge                  (53,021)       (68,832)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                   33,074,758     64,432,057
                                              ------------   ------------
Increase (decrease) in net assets               51,989,098     95,777,368
Net assets at beginning of period              105,045,110    196,419,224
                                              ------------   ------------
Net assets at end of period                   $157,034,208   $292,196,598
                                              ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     546,309      1,220,418
    Units redeemed                                (166,277)      (260,086)
    Units transferred                              464,745        825,889
                                              ------------   ------------
Increase (decrease) in units outstanding           844,777      1,786,221
Beginning units                                  2,216,069      4,343,097
                                              ------------   ------------
Ending units                                     3,060,846      6,129,318
                                              ============   ============

Contracts with total expenses of 1.52%:

    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

Contracts with total expenses of 1.55%:
    Units sold                                     261,700        569,542
    Units redeemed                                 (11,217)       (13,407)
    Units transferred                              189,302         93,904
                                              ------------   ------------
Increase (decrease) in units outstanding           439,785        650,039
Beginning units                                    204,828        378,604
                                              ------------   ------------
Ending units                                       644,613      1,028,643
                                              ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                     653,524      1,400,118
    Units redeemed                                (341,079)      (644,802)
    Units transferred                              501,256      1,043,929
                                              ------------   ------------
Increase (decrease) in units outstanding           813,701      1,799,245
Beginning units                                  5,721,099     10,114,386
                                              ------------   ------------
Ending units                                     6,534,800     11,913,631
                                              ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                      24,337        139,335
    Units redeemed                                  (1,645)        (3,925)
    Units transferred                                  371         24,955
                                              ------------   ------------
Increase (decrease) in units outstanding            23,063        160,365
Beginning units                                     41,281        166,501
                                              ------------   ------------
Ending units                                        64,344        326,866
                                              ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                     176,133        248,212
    Units redeemed                                    (279)       (51,944)
    Units transferred                               16,613           (771)
                                              ------------   ------------
Increase (decrease) in units outstanding           192,467        195,497
Beginning units                                    112,268        371,335
                                              ------------   ------------
Ending units                                       304,735        566,832
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                              Balanced     Conservative     Large Cap     Large Cap      Large Cap       Mid Cap
                                               Growth        Growth         Growth        Composite        Value         Growth
                                              Strategy      Strategy       Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                $   (166,828)  $    657,949   $   (963,866)  $   (365,401)  $   (642,592)  $   (907,851)
    Net realized gains (losses) from
     securities transactions                   2,131,655      3,935,535       (107,711)       193,354        285,392      1,242,250
    Change in net unrealized appreciation
      (depreciation) of investments           21,622,577      9,792,606     10,556,936      3,886,517     15,064,228     13,713,320
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from operations                          23,587,404     14,386,090      9,485,359      3,714,470     14,707,028     14,047,719
                                            ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions
      Net proceeds from units sold            41,860,800     22,895,918     10,908,137      5,094,913     11,956,117     10,090,220
      Cost of units redeemed                 (13,329,950)   (15,258,675)    (3,412,370)    (1,135,168)    (4,614,370)    (3,847,878)
      Annuity benefit payments                         0              0              0              0              0              0
      Net transfers                           37,025,366     23,681,563      9,912,223      1,572,039     11,932,315     13,865,345
      Contract maintenance charge                (53,263)       (36,772)       (12,125)        (5,662)       (13,954)       (11,965)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                 65,502,953     31,282,034     17,395,865      5,526,122     19,260,108     20,095,722
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets             89,090,357     45,668,124     26,881,224      9,240,592     33,967,136     34,143,441
Net assets at beginning of period            179,524,903    146,699,325     45,250,524     18,323,498     57,267,796     35,910,398
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $268,615,260   $192,367,449   $ 72,131,748   $ 27,564,090   $ 91,234,932   $ 70,053,839
                                            ============   ============   ============   ============   ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                 1,207,867        629,042        601,944        224,226        414,611        325,230
    Units redeemed                              (335,553)      (407,274)      (126,319)       (42,798)      (119,810)       (83,783)
    Units transferred                            846,155        554,999        447,750        143,765        384,744        324,388
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding       1,718,469        776,767        923,375        325,193        679,545        565,835
Beginning units                                4,992,135      3,892,566      1,582,907        801,850      1,567,516        824,723
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                   6,710,604      4,669,333      2,506,282      1,127,043      2,247,061      1,390,558
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                         -              -              -              -              -              -
    Units redeemed                                     -              -              -              -              -              -
    Units transferred                                  -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               -              -              -              -              -              -
Beginning units                                        -              -              -              -              -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           -              -              -              -              -              -
                                            ============   ============   ============   ============   ============   ============
Contracts with total expenses of 1.55%:
    Units sold                                   293,570        144,778        113,155         52,743        100,343         67,493
    Units redeemed                               (29,371)       (30,822)       (10,159)        (3,992)       (10,521)        (4,534)
    Units transferred                            169,323        123,466         81,621          4,745         99,983         39,541
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         433,522        237,422        184,617         53,496        189,805        102,500
Beginning units                                  477,296        383,364        226,901         73,579        234,655        144,167
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     910,818        620,786        411,518        127,075        424,460        246,667
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                 1,348,264        766,139        630,238        287,941        509,984        340,497
    Units redeemed                              (550,468)      (655,831)      (297,531)       (82,853)      (279,772)      (200,619)
    Units transferred                          1,526,307        939,224        706,489         44,337        589,561        692,960
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding       2,324,103      1,049,532      1,039,196        249,425        819,773        832,838
Beginning units                                8,138,037      6,677,871      4,759,504      1,562,051      4,191,773      2,464,580
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                  10,462,140      7,727,403      5,798,700      1,811,476      5,011,546      3,297,418
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                   121,708         83,144         56,095         17,739         31,609         35,607
    Units redeemed                               (28,603)        (5,228)        (5,948)          (827)        (5,375)        (5,159)
    Units transferred                             92,447         87,704         37,455          6,176         26,811         19,965
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         185,552        165,620         87,602         23,088         53,045         50,413
Beginning units                                  222,032        134,998         52,218         16,100         55,661         51,807
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     407,584        300,618        139,820         39,188        108,706        102,220
                                            ============   ============   ============   ============   ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                    65,144         35,737         31,608         23,406         36,865         24,294
    Units redeemed                                (8,145)        (3,771)          (469)          (859)        (1,753)          (809)
    Units transferred                             46,329         28,426         13,037         (2,218)         8,261         28,537
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         103,328         60,392         44,176         20,329         43,373         52,022
Beginning units                                  173,393        223,464         57,652         18,823         56,584         35,880
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     276,721        283,856        101,828         39,152         99,957         87,902
                                            ============   ============   ============   ============   ============   ============

                                                Mid Cap
                                                 Value        Small Cap
                                               Portfolio      Portfolio
                                               (Class 2)      (Class 2)
                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (663,222)  $   (813,514)
    Net realized gains (losses) from
     securities transactions                       943,679      1,052,981
    Change in net unrealized appreciation
      (depreciation) of investments             16,606,669      9,369,082
                                              ------------   ------------
    Increase (decrease) in net assets
     from operations                            16,887,126      9,608,549
                                              ------------   ------------
From capital transactions
      Net proceeds from units sold               9,633,421     10,999,380
      Cost of units redeemed                    (4,605,608)    (3,453,579)
      Annuity benefit payments                           0              0
      Net transfers                             11,907,780     13,410,186
      Contract maintenance charge                  (14,314)       (10,705)
                                              ------------   ------------
    Increase (decrease) in net assets
     from capital tansactions                   16,921,279     20,945,282
                                              ------------   ------------
Increase (decrease) in net assets               33,808,405     30,553,831
Net assets at beginning of period               49,036,878     30,985,906
                                              ------------   ------------
Net assets at end of period                   $ 82,845,283   $ 61,539,737
                                              ============   ============
ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
    Units sold                                     227,652        475,663
    Units redeemed                                (117,946)      (102,792)
    Units transferred                              200,027        397,045
                                              ------------   ------------
Increase (decrease) in units outstanding           309,733        769,916
Beginning units                                  1,052,997        961,897
                                              ------------   ------------
Ending units                                     1,362,730      1,731,813
                                              ============   ============
Contracts with total expenses of 1.52%:
    Units sold                                           -              -
    Units redeemed                                       -              -
    Units transferred                                    -              -
                                              ------------   ------------
Increase (decrease) in units outstanding                 -              -
Beginning units                                          -              -
                                              ------------   ------------
Ending units                                             -              -
                                              ============   ============

Contracts with total expenses of 1.55%:
    Units sold                                      65,727         90,345
    Units redeemed                                  (3,408)        (6,263)
    Units transferred                               41,311         50,140
                                              ------------   ------------
Increase (decrease) in units outstanding           103,630        134,222
Beginning units                                    102,439        150,877
                                              ------------   ------------
Ending units                                       206,069        285,099
                                              ============   ============

Contracts with total expenses of 1.65%:
    Units sold                                     277,790        446,708
    Units redeemed                                (160,629)      (222,489)
    Units transferred                              489,909        832,960
                                              ------------   ------------
Increase (decrease) in units outstanding           607,070      1,057,179
Beginning units                                  2,521,558      2,645,470
                                              ------------   ------------
Ending units                                     3,128,628      3,702,649
                                              ============   ============

Contracts with total expenses of 1.70%:
    Units sold                                      21,263         51,110
    Units redeemed                                  (3,577)        (3,636)
    Units transferred                               22,370         34,737
                                              ------------   ------------
Increase (decrease) in units outstanding            40,056         82,211
Beginning units                                     30,301         43,960
                                              ------------   ------------
Ending units                                        70,357        126,171
                                              ============   ============

Contracts with total expenses of 1.95%:
    Units sold                                      28,251         36,972
    Units redeemed                                    (825)        (1,187)
    Units transferred                                7,702         32,715
                                              ------------   ------------
Increase (decrease) in units outstanding            35,128         68,500
Beginning units                                     46,297         43,578
                                              ------------   ------------
Ending units                                        81,425        112,078
                                              ============   ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)


                                                 International      Diversified         Cash            Focus        Focus Growth
                                                     Equity        Fixed Income       Management        Growth        and Income
                                                   Portfolio         Portfolio        Portfolio        Portfolio      Portfolio
                                                    (Class 2)        (Class 2)        (Class 2)        (Class 2)      (Class 2)
                                                  ------------     -------------     ------------     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $   (276,350)    $     870,502     $   (452,841)    $   (914,898)  $   (611,360)
     Net realized gains (losses) from
          securities transactions                    1,595,963         1,890,516         (177,761)         897,765        840,786
     Change in net unrealized appreciation
         (depreciation) of investments               9,146,609        (3,940,356)         (40,305)      11,932,963      5,637,893
                                                  ------------     -------------     ------------     ------------   ------------
     Increase (decrease) in net assets from
         operations                                 10,466,222        (1,179,338)        (670,907)      11,915,830      5,867,319
                                                  ------------     -------------     ------------     ------------   ------------
From capital transactions

         Net proceeds from units sold               11,033,544        21,498,206       24,299,858       14,126,417     10,505,364
         Cost of units redeemed                     (4,530,367)      (12,113,171)     (19,105,720)      (4,484,265)    (2,222,238)
         Annuity benefit payments                            0                 0                0                0              0
         Net transfers                              12,177,012       (20,733,335)      (5,419,244)       8,223,869     13,287,380
         Contract maintenance charge                    (7,015)          (22,833)          (8,077)         (18,076)        (7,664)
                                                  ------------     -------------     ------------     ------------   ------------
     Increase (decrease) in net assets from
         capital transactions                       18,673,174       (11,371,133)        (233,183)      17,847,945     21,562,842
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in net assets                   29,139,396       (12,550,471)        (904,090)      29,763,775     27,430,161
Net assets at beginning of period                   30,120,703       142,395,670       50,041,649       36,675,271     22,237,737
                                                  ------------     -------------     ------------     ------------   ------------
Net assets at end of period                       $ 59,260,099     $ 129,845,199     $ 49,137,559     $ 66,439,046   $ 49,667,898
                                                  ============     =============     ============     ============   ============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                        796,531           978,244          889,973        1,056,278        552,983
     Units redeemed                                   (448,997)         (459,016)      (1,388,897)        (252,088)      (109,565)
     Units transferred                                  50,642          (294,235)         633,182          325,179        396,730
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding               398,176           224,993          134,258        1,129,369        840,148
Beginning units                                      2,151,847         3,456,342        1,941,412        2,221,909        952,184
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                         2,550,023         3,681,335        2,075,670        3,351,278      1,792,332
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.52%:
     Units sold                                              -                 -                -                -              -
     Units redeemed                                          -                 -                -                -              -
     Units transferred                                       -                 -                -                -              -
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                     -                 -                -                -              -
Beginning units                                              -                 -                -                -              -
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                                 -                 -                -                -              -
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.55%:
     Units sold                                        106,305           151,374          263,082          121,223        121,645
     Units redeemed                                     (9,039)          (24,327)         (14,564)          (7,215)        (3,880)
     Units transferred                                 199,436           106,068         (319,844)          59,859         56,293
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding               296,702           233,115          (71,326)         173,867        174,058
Beginning units                                        271,634           380,308          285,550          220,869        113,993
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                           568,336           613,423          214,224          394,736        288,051
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.65%:
     Units sold                                        539,153           630,369          878,231          824,402        508,952
     Units redeemed                                   (200,313)         (538,434)        (346,006)        (381,033)      (147,198)
     Units transferred                               1,250,783        (1,647,231)        (647,837)         803,004      1,102,170
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding             1,589,623        (1,555,296)        (115,612)       1,246,373      1,463,924
Beginning units                                      2,699,673         8,116,122        2,311,296        4,048,644      1,934,738
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                         4,289,296         6,560,826        2,195,684        5,295,017      3,398,662
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.70%:
     Units sold                                         38,973            34,303           33,391           79,738         27,533
     Units redeemed                                     (1,246)           (6,535)          (5,179)          (4,264)        (2,542)
     Units transferred                                  38,353            49,381          (36,317)          40,899         34,923
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                76,080            77,149           (8,105)         116,373         59,914
Beginning units                                         34,369            78,013           75,133           69,448         44,677
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                           110,449           155,162           67,028          185,821        104,591
                                                  ============     =============     ============     ============   ============
Contracts with total expenses of 1.95%:
     Units sold                                         49,063            42,656          212,023           44,691         31,902
     Units redeemed                                         (7)           (5,788)         (30,050)          (1,242)          (809)
     Units transferred                                  23,796           (19,417)        (141,970)          49,282         26,032
                                                  ------------     -------------     ------------     ------------   ------------
Increase (decrease) in units outstanding                72,852            17,451           40,003           92,731         57,125
Beginning units                                         22,345           174,520           55,443           41,931         27,407
                                                  ------------     -------------     ------------     ------------   ------------
Ending units                                            95,197           191,971           95,446          134,662         84,532
                                                  ============     =============     ============     ============   ============


                                                    Focus            Focus
                                                    Value           TechNet           Growth
                                                  Portfolio        Portfolio         Strategy
                                                  (Class 2)        (Class 2)         (Class 3)
                                                 ------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

Net investment income (loss)                     $   (589,556)    $   (332,246)    $     (23,003)
     Net realized gains (losses) from
          securities transactions                   1,055,512        2,156,002            34,502
     Change in net unrealized appreciation
         (depreciation) of investments              7,454,787        4,792,261          (254,562)
                                                 ------------     ------------     -------------
     Increase (decrease) in net assets from
         operations                                 7,920,743        6,616,017          (243,063)
                                                 ------------     ------------     -------------
From capital transactions

         Net proceeds from units sold               11,780,057       6,733,421        10,061,691
         Cost of units redeemed                    (2,494,323)      (1,529,481)          (31,826)
         Annuity benefit payments                           0                0                 0
         Net transfers                              9,488,098        6,447,066           848,501
         Contract maintenance charge                   (8,673)          (5,833)                0
                                                 ------------     ------------     -------------
     Increase (decrease) in net assets
       from capital transactions                   18,765,159       11,645,173        10,878,366
                                                 ------------     ------------     -------------
Increase (decrease) in net assets                  26,685,902       18,261,190        10,635,303
Net assets at beginning of period                  21,014,443       10,693,989            36,337
                                                 ------------     ------------     -------------
Net assets at end of period                      $ 47,700,345     $ 28,955,179     $  10,671,640
                                                 ============     ============     =============
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                       527,420        1,007,247           243,454
     Units redeemed                                  (118,030)        (170,442)           (1,100)
     Units transferred                                332,313          287,258            43,067
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding              741,703        1,124,063           285,421
Beginning units                                       891,278        1,612,980                 -
                                                 ------------     ------------     -------------
Ending units                                        1,632,981        2,737,043           285,421
                                                 ============     ============     =============
Contracts with total expenses of 1.52%:
     Units sold                                             -                -                 -
     Units redeemed                                         -                -                 -
     Units transferred                                      -                -                 -
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding                    -                -                 -
Beginning units                                             -                -                 -
                                                 ------------     ------------     -------------
Ending units                                                -                -                 -
                                                 ============     ============     =============
Contracts with total expenses of 1.55%:
     Units sold                                        47,159           47,030            23,435
     Units redeemed                                    (2,610)          (1,258)             (392)
     Units transferred                                 30,783           31,970             3,575
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               75,332           77,742            26,618
Beginning units                                       103,476          133,469               290
                                                 ------------     ------------     -------------
Ending units                                          178,808          211,211            26,908
                                                 ============     ============     =============
Contracts with total expenses of 1.65%:
     Units sold                                       365,010          626,185           364,948
     Units redeemed                                   (83,648)        (177,390)              (63)
     Units transferred                                437,370        1,008,509             6,973
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding              718,732        1,457,304           371,858
Beginning units                                     1,148,040        1,595,909                 -
                                                 ------------     ------------     -------------
Ending units                                        1,866,772        3,053,213           371,858
                                                 ============     ============     =============
Contracts with total expenses of 1.70%:
     Units sold                                        46,785           38,595            10,844
     Units redeemed                                    (1,948)         (12,054)             (218)
     Units transferred                                 26,285           32,894             1,921
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               71,122           59,435            12,547
Beginning units                                        42,177          252,634             2,541
                                                 ------------     ------------     -------------
Ending units                                          113,299          312,069            15,088
                                                 ============     ============     =============
Contracts with total expenses of 1.95%:
     Units sold                                        31,083           13,919            21,606
     Units redeemed                                    (1,778)          (1,313)             (338)
     Units transferred                                 27,591           53,850                (8)
                                                 ------------     ------------     -------------
Increase (decrease) in units outstanding               56,896           66,456            21,260
Beginning units                                        50,214           61,135                 8
                                                 ------------     ------------     -------------
Ending units                                          107,110          127,591            21,268
                                                 ============     ============     =============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)


                                                       Moderate         Balanced       Conservative      Large Cap       Large Cap
                                                        Growth           Growth           Growth          Growth         Composite
                                                      Strategy          Strategy         Strategy        Portfolio       Portfolio
                                                      (Class 3)         (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                                     ------------     ------------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                         $    (53,060)    $    (34,680)    $     (9,725)    $   (20,765)    $    (9,518)
     Net realized gains (losses) from
         securities transactions                           60,810          272,651          184,103           6,908          16,685
     Change in net unrealized appreciation
         (depreciation) of investments                   (565,325)        (346,069)        (321,276)        (53,267)        (38,609)
                                                     ------------     ------------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         operations                                      (557,575)        (108,098)        (146,898)        (67,124)        (31,442)
                                                     ------------     ------------     ------------     -----------     -----------
From capital transactions
         Net proceeds from units sold                  23,606,507       22,638,650       15,660,603       5,874,709       2,459,092
         Cost of units redeemed                           (57,845)        (324,233)        (375,324)        (21,174)        (11,283)
         Annuity benefit payments                               0                0                0               0               0
         Net transfers                                  1,953,203          689,668        1,264,025       1,311,449         193,962
         Contract maintenance charge                            0                0                0               0               0
                                                     ------------     ------------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                          25,501,865       23,004,085       16,549,304       7,164,984       2,641,771
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in net assets                      24,944,290       22,895,987       16,402,406       7,097,860       2,610,329
Net assets at beginning of period                         223,550          415,754           32,812          49,212           2,299
                                                     ------------     ------------     ------------     -----------     -----------
Net assets at end of period                          $ 25,167,840     $ 23,311,741     $ 16,435,218     $ 7,147,072     $ 2,612,628
                                                     ============     ============     ============     ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                           796,386          477,878          389,628         312,445         131,904
     Units redeemed                                        (2,097)          (7,533)            (573)           (544)           (224)
     Units transferred                                     34,472           (7,899)          30,828          88,907          26,448
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                  828,761          462,446          419,883         400,808         158,128
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                              828,761          462,446          419,883         400,808         158,128
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                                 -                -                -               -               -
     Units redeemed                                             -                -                -               -               -
     Units transferred                                          -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                        -                -                -               -               -
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                                    -                -                -               -               -
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                            48,393          121,466          215,794          29,469          40,920
     Units redeemed                                        (1,637)          (7,657)         (19,967)            (96)           (739)
     Units transferred                                     16,573            8,670           46,024          21,269         (10,134)
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   63,329          122,479          241,851          50,642          30,047
Beginning units                                               874           17,239            1,694           3,638             281
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               64,203          139,718          243,545          54,280          30,328
                                                     ============     ============     ============     ===========     ===========

Contracts with total expenses of 1.65%:
     Units sold                                           674,381          573,895          397,499         315,705          75,072
     Units redeemed                                          (134)            (897)          (2,233)         (1,063)            (17)
     Units transferred                                     78,834           12,639          (21,001)         43,530           2,820
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                  753,081          585,637          374,265         358,172          77,875
Beginning units                                                 -                -                -               -               -
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                              753,081          585,637          374,265         358,172          77,875
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                            31,630           97,349           29,936          43,236          20,022
     Units redeemed                                             -             (246)          (2,968)           (135)           (163)
     Units transferred                                        877            7,488           22,028           3,494           2,287
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   32,507          104,591           48,996          46,595          22,146
Beginning units                                            16,596            5,918              798              16              14
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               49,103          110,509           49,794          46,611          22,160
                                                     ============     ============     ============     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                            21,745          303,509           60,616          20,800           8,554
     Units redeemed                                             -           (5,813)               -            (774)            (92)
     Units transferred                                          3           28,866           11,171           2,430             487
                                                     ------------     ------------     ------------     -----------     -----------
Increase (decrease) in units outstanding                   21,748          326,562           71,787          22,456           8,949
Beginning units                                                 8            9,352                8           3,614              14
                                                     ------------     ------------     ------------     -----------     -----------
Ending units                                               21,756          335,914           71,795          26,070           8,963
                                                     ============     ============     ============     ===========     ===========

                                                      Large Cap        Mid Cap         Mid Cap
                                                        Value          Growth           Value
                                                      Portfolio       Portfolio       Portfolio
                                                      (Class 3)       (Class 3)       (Class 3)
                                                     -----------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                         $   (20,065)    $   (26,164)    $   (19,223)
     Net realized gains (losses) from
         securities transactions                          13,156          42,840           9,688
     Change in net unrealized appreciation
         (depreciation) of investments                   (69,741)        (63,395)         25,116
                                                     -----------     -----------     -----------
     Increase (decrease) in net assets from
         operations                                      (76,650)        (46,719)         15,581
                                                     -----------     -----------     -----------
From capital transactions
         Net proceeds from units sold                  6,477,496       6,534,998       6,020,438
         Cost of units redeemed                          (25,982)        (39,152)        (28,601)
         Annuity benefit payments                              0               0               0
         Net transfers                                   690,010         950,180         722,292
         Contract maintenance charge                           0              (4)              0
                                                     -----------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                          7,141,524       7,446,022       6,714,129
                                                     -----------     -----------     -----------
Increase (decrease) in net assets                      7,064,874       7,399,303       6,729,710
Net assets at beginning of period                         49,751          43,086          43,996
                                                     -----------     -----------     -----------
Net assets at end of period                          $ 7,114,625     $ 7,442,389     $ 6,773,706
                                                     ===========     ===========     ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                          233,910         217,276         170,639
     Units redeemed                                         (350)           (491)           (282)
     Units transferred                                    19,188          20,711          14,599
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                 252,748         237,496         184,956
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                             252,748         237,496         184,956
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                                -               -               -
     Units redeemed                                            -               -               -
     Units transferred                                         -               -               -
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                       -               -               -
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                                   -               -               -
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                           25,596          21,381          18,072
     Units redeemed                                         (207)           (241)           (278)
     Units transferred                                    12,551          10,240          12,871
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  37,940          31,380          30,665
Beginning units                                            2,728           3,501           3,525
                                                     -----------     -----------     -----------
Ending units                                              40,668          34,881          34,190
                                                     ===========     ===========     ===========

Contracts with total expenses of 1.65%:
     Units sold                                          236,131         195,640         133,687
     Units redeemed                                       (1,030)         (1,245)           (459)
     Units transferred                                    24,172          31,541          13,567
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                 259,273         225,936         146,795
Beginning units                                                -               -               -
                                                     -----------     -----------     -----------
Ending units                                             259,273         225,936         146,795
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                           37,205          27,834          21,769
     Units redeemed                                          (95)            (51)           (250)
     Units transferred                                     3,139           5,159             516
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  40,249          32,942          22,035
Beginning units                                               12              11               9
                                                     -----------     -----------     -----------
Ending units                                              40,261          32,953          22,044
                                                     ===========     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                           19,968           9,063           9,660
     Units redeemed                                         (559)           (797)           (417)
     Units transferred                                     1,198           3,503             946
                                                     -----------     -----------     -----------
Increase (decrease) in units outstanding                  20,607          11,769          10,189
Beginning units                                            2,691             688               9
                                                     -----------     -----------     -----------
Ending units                                              23,298          12,457          10,198
                                                     ===========     ===========     ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                  (Continued)

                                                                 International    Diversified         Cash           Focus
                                                   Small Cap        Equity        Fixed Income      Management       Growth
                                                   Portfolio       Portfolio       Portfolio        Portfolio       Portfolio
                                                   (Class 3)       (Class 3)        (Class 3)       (Class 3)       (Class 3)
                                                  -----------     -----------     ------------     -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                      $   (24,368)    $   (15,196)    $     (4,530)    $   (21,911)    $   (25,898)
     Net realized gains (losses) from
         securities transactions                       55,468         136,129          (25,468)         (8,534)         31,906
     Change in net unrealized appreciation
         (depreciation) of investments               (299,706)        (10,318)        (193,048)         (4,961)       (205,129)
                                                  -----------     -----------     ------------     -----------     -----------
     Increase (decrease) in net assets from
          operations                                 (268,606)        110,615         (223,046)        (35,406)       (199,121)
                                                  -----------     -----------     ------------     -----------     -----------

From capital transactions

         Net proceeds from units sold               6,499,134       4,753,748        8,080,856       9,455,621       8,583,507
         Cost of units redeemed                       (31,699)        (15,477)        (392,841)     (2,078,256)        (45,342)
         Annuity benefit payments                           0               0                0               0               0
         Net transfers                                786,048         721,194          547,766      (1,049,105)        164,480
         Contract maintenance charge                       (3)              0                0               0             (10)
                                                  -----------     -----------     ------------     -----------     -----------
     Increase (decrease) in net assets from
         capital transactions                       7,253,480       5,459,465        8,235,781       6,328,260       8,702,635
                                                  -----------     -----------     ------------     -----------     -----------

Increase (decrease) in net assets                   6,984,874       5,570,080        8,012,735       6,292,854       8,503,514
Net assets at beginning of period                      25,364          59,092        1,727,262         248,498           6,577
                                                  -----------     -----------     ------------     -----------     -----------
Net assets at end of period                       $ 7,010,238     $ 5,629,172     $  9,739,997     $ 6,541,352     $ 8,510,091
                                                  ===========     ===========     ============     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                       294,984         308,428          301,116         360,110         616,384
     Units redeemed                                      (728)           (412)            (809)         (2,254)           (967)
     Units transferred                                 36,011          39,030           22,752         (19,632)         23,017
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding              330,267         347,046          323,059         338,224         638,434
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                          330,267         347,046          323,059         338,224         638,434
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.52%:
     Units sold                                             -               -                -               -               -
     Units redeemed                                         -               -                -               -               -
     Units transferred                                      -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding                    -               -                -               -               -
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                                -               -                -               -               -
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.55%:
     Units sold                                        21,751          29,057          167,377         325,345          93,870
     Units redeemed                                       (60)            (93)         (11,233)       (182,314)         (4,121)
     Units transferred                                 15,869          10,617            2,018           9,456         (22,006)
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               37,560          39,581          158,162         152,487          67,743
Beginning units                                         3,095           8,801           96,751             275              19
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           40,655          48,382          254,913         152,762          67,762
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.65%:
     Units sold                                       236,573         231,202          145,939         180,620         438,365
     Units redeemed                                      (993)         (1,003)            (218)         (1,989)           (603)
     Units transferred                                 17,576          41,757           43,025         (90,402)          9,911
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding              253,156         271,956          188,746          88,229         447,673
Beginning units                                             -               -                -               -               -
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                          253,156         271,956          188,746          88,229         447,673
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.70%:
     Units sold                                        36,849          28,275           14,905          23,191          13,261
     Units redeemed                                      (393)           (139)         (20,983)           (281)              -
     Units transferred                                  1,520          13,705           (8,624)              -           5,239
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               37,976          41,841          (14,702)         22,910          18,500
Beginning units                                            13              17           36,523           5,144           1,141
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           37,989          41,858           21,821          28,054          19,641
                                                  ===========     ===========     ============     ===========     ===========
Contracts with total expenses of 1.95%:
     Units sold                                        12,866           9,912           59,171               -          16,055
     Units redeemed                                      (797)           (289)            (906)         (8,003)           (476)
     Units transferred                                  3,493           2,651          (19,230)          1,077           8,414
                                                  -----------     -----------     ------------     -----------     -----------
Increase (decrease) in units outstanding               15,562          12,274           39,035          (6,926)         23,993
Beginning units                                            13           1,344           18,070          17,724              19
                                                  -----------     -----------     ------------     -----------     -----------
Ending units                                           15,575          13,618           57,105          10,798          24,012
                                                  ===========     ===========     ============     ===========     ===========

                                             Focus Growth        Focus          Focus
                                              and Income         Value        TechNet
                                               Portfolio       Portfolio      Portfolio
                                               (Class 3)       (Class 3)      (Class 3)
                                              -----------     -----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                  $   (28,716)    $   (17,472)    $  (14,863)
     Net realized gains (losses) from
         securities transactions                   23,940           7,004         12,936
     Change in net unrealized appreciation
         (depreciation) of investments            (98,049)       (115,402)        30,398
                                              -----------     -----------     ----------
     Increase (decrease) in net assets from
          operations                             (102,825)       (125,870)        28,471
                                              -----------     -----------     ----------

From capital transactions

         Net proceeds from units sold           8,247,767       5,262,773      4,333,023
         Cost of units redeemed                   (50,992)        (42,767)       (51,048)
         Annuity benefit payments                       0               0              0
         Net transfers                            885,453         386,230        270,085
         Contract maintenance charge                  (11)              0             (7)
                                              -----------     -----------     ----------
     Increase (decrease) in net assets from
         capital transactions                   9,082,217       5,606,236      4,552,053
                                              -----------     -----------     ----------

Increase (decrease) in net assets               8,979,392       5,480,366      4,580,524
Net assets at beginning of period                  76,908          16,771            354
                                              -----------     -----------     ----------
Net assets at end of period                   $ 9,056,300     $ 5,497,137      4,580,878
                                              ===========     ===========     ==========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40%:
     Units sold                                   358,309         196,148        631,030
     Units redeemed                                  (812)           (143)        (1,114)
     Units transferred                             34,255          17,869         (7,954)
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding          391,752         213,874        621,962
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                      391,752         213,874        621,962
                                              ===========     ===========     ==========
Contracts with total expenses of 1.52%:
     Units sold                                         -               -              -
     Units redeemed                                     -               -              -
     Units transferred                                  -               -              -
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding                -               -              -
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                            -               -              -
                                              ===========     ===========     ==========
Contracts with total expenses of 1.55%:
     Units sold                                    46,305          39,900         68,936
     Units redeemed                                (3,303)         (2,893)        (8,472)
     Units transferred                             29,919           9,506          4,514
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           72,921          46,513         64,978
Beginning units                                     9,721           1,339             43
                                              -----------     -----------     ----------
Ending units                                       82,642          47,852         65,021
                                              ===========     ===========     ==========
Contracts with total expenses of 1.65%:
     Units sold                                   387,194         169,063        263,213
     Units redeemed                                (1,153)            (66)        (1,954)
     Units transferred                             19,617           1,930         32,552
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding          405,658         170,927        293,811
Beginning units                                         -               -              -
                                              -----------     -----------     ----------
Ending units                                      405,658         170,927        293,811
                                              ===========     ===========     ==========
Contracts with total expenses of 1.70%:
     Units sold                                    91,552           6,973         25,003
     Units redeemed                                   (11)           (279)           (59)
     Units transferred                              7,326           1,835         22,537
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           98,867           8,529         47,481
Beginning units                                       558             442             42
                                              -----------     -----------     ----------
Ending units                                       99,425           8,971         47,523
                                              ===========     ===========     ==========
Contracts with total expenses of 1.95%:
     Units sold                                    35,084           8,031          3,125
     Units redeemed                                  (321)            (24)           (82)
     Units transferred                              9,611             131          6,764
                                              -----------     -----------     ----------
Increase (decrease) in units outstanding           44,374           8,138          9,807
Beginning units                                        15              12             42
                                              -----------     -----------     ----------
Ending units                                       44,389           8,150          9,849
                                              ===========     ===========     ==========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003

                                                                                     Moderate        Balanced      Conservative
                                                                       Growth         Growth          Growth          Growth
                                                                      Strategy       Strategy        Strategy        Strategy
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (389,622)  $      10,097   $     353,997   $     509,047
      Net realized gains (losses) from securities
          transactions                                               (20,726,972)    (16,488,935)     (6,981,346)     (3,193,978)
      Change in net unrealized appreciation
          (depreciation) of investments                                2,505,496         124,433        (994,593)         41,190
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations              (18,611,098)    (16,354,405)     (7,621,942)     (2,643,741)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   839,437         587,915         279,729         670,187
          Cost of units redeemed                                     (12,467,392)    (12,390,961)    (10,463,975)    (10,420,128)
          Annuity benefit payments                                      (145,396)       (133,807)        (73,820)        (96,069)
          Net transfers                                              (19,453,333)    (19,325,066)     (5,973,398)      1,673,622
          Contract maintenance charge                                    (85,687)        (71,245)        (47,697)        (29,200)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions    (31,312,371)    (31,333,164)    (16,279,161)     (8,201,588)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                    (49,923,469)    (47,687,569)    (23,901,103)    (10,845,329)
Net assets at beginning of period                                    157,031,366     166,340,750     119,574,001      85,371,281
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $ 107,107,897   $ 118,653,181   $  95,672,898   $  74,525,952
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                          65,427          46,380          21,190          52,901
      Units redeemed                                                    (990,391)       (969,969)       (808,233)       (818,212)
      Units transferred                                               (1,554,463)     (1,537,130)       (460,158)        125,914
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                              (2,479,427)     (2,460,719)     (1,247,201)       (639,397)
Beginning units                                                       10,664,696      11,489,842       8,482,162       6,217,833
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           8,185,269       9,029,123       7,234,961       5,578,436
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                             692             701             745               -
      Units redeemed                                                     (23,112)        (33,670)        (33,192)        (11,846)
      Units transferred                                                  (17,565)        (14,255)        (25,817)          3,118
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (39,985)        (47,224)        (58,264)         (8,728)
Beginning units                                                          243,444         227,877         227,027         132,461
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             203,459         180,653         168,763         123,733
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
                                                                     Large Cap       Large Cap       Large Cap        Mid Cap
                                                                      Growth         Composite         Value          Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (200,986)  $     (51,935)  $    (141,388)  $    (178,322)
      Net realized gains (losses) from securities
          transactions                                                (4,475,405)       (748,681)     (1,171,038)     (3,149,307)
      Change in net unrealized appreciation
          (depreciation) of investments                                1,873,842        (228,551)     (1,543,729)        292,492
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (2,802,549)     (1,029,167)     (2,856,155)     (3,035,137)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    52,737          11,290          43,868          42,106
          Cost of units redeemed                                      (1,086,711)       (338,162)     (1,131,490)     (1,531,232)
          Annuity benefit payments                                        (1,218)           (741)         (2,780)           (819)
          Net transfers                                               (2,463,235)       (283,986)     (1,704,800)     (1,931,489)
          Contract maintenance charge                                     (6,963)         (2,152)         (4,298)         (6,401)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     (3,505,390)       (613,751)     (2,799,500)     (3,427,835)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     (6,307,939)     (1,642,918)     (5,655,655)     (6,462,972)
Net assets at beginning of period                                     19,546,687       6,145,402      17,218,760      17,888,985
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  13,238,748   $   4,502,484   $  11,563,105   $  11,426,013
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                           7,899           1,466           5,816           3,553
      Units redeemed                                                    (148,615)        (45,789)       (109,157)       (142,839)
      Units transferred                                                 (340,357)        (42,366)       (185,161)       (198,255)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                (481,073)        (86,689)       (288,502)       (337,541)
Beginning units                                                        2,259,645         670,641       1,462,924       1,377,519
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,778,572         583,952       1,174,422       1,039,978
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                     (13,618)         (1,017)        (11,178)        (12,048)
      Units transferred                                                  (30,918)         (1,859)           (350)         (4,941)
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (44,536)         (2,876)        (11,528)        (16,989)
Beginning units                                                          221,014          23,619          60,523          94,966
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             176,478          20,743          48,995          77,977
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                      Mid Cap                      International    Diversified
                                                                       Value         Small Cap         Equity       Fixed Income
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (161,394)  $    (137,787)  $     (66,827)  $    (153,995)
      Net realized gains (losses) from securities
          transactions                                                  (187,077)     (2,250,197)     (1,573,857)        208,359
      Change in net unrealized appreciation
          (depreciation) of investments                               (2,482,713)       (813,396)       (517,475)      1,142,454
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (2,831,184)     (3,201,380)     (2,158,159)      1,196,818
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    85,616          61,214          31,193          48,529
          Cost of units redeemed                                      (1,859,071)     (1,150,859)       (530,638)     (2,201,165)
          Annuity benefit payments                                        (9,326)         (3,461)         (1,221)              0
          Net transfers                                               (1,607,678)     (1,141,095)       (602,948)      3,054,136
          Contract maintenance charge                                     (3,976)         (4,105)         (2,490)         (4,133)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     (3,394,435)     (2,238,306)     (1,106,104)        897,367
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     (6,225,619)     (5,439,686)     (3,264,263)      2,094,185
Net assets at beginning of period                                     17,237,519      14,095,807       9,048,213      15,426,164
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  11,011,900   $   8,656,121   $   5,783,950   $  17,520,349
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                           6,516           5,683           4,037           4,312
      Units redeemed                                                    (130,807)       (136,183)        (78,585)       (179,507)
      Units transferred                                                  (97,956)       (142,144)        (84,346)        252,376
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                (222,247)       (272,644)       (158,894)         77,181
Beginning units                                                        1,019,912       1,275,746       1,109,280       1,338,549
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             797,665       1,003,102         950,386       1,415,730
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                      (7,300)         (6,466)         (8,012)        (13,516)
      Units transferred                                                  (37,753)           (443)         (9,329)         13,730
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (45,053)         (6,909)        (17,341)            214
Beginning units                                                           82,010          72,435          57,707          73,370
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              36,957          65,526          40,366          73,584
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
                                                                        Cash           Focus                         Moderate
                                                                     Management       Growth           Growth         Growth
                                                                     Portfolio       Portfolio        Strategy       Strategy
                                                                     (Class 1)       (Class 1)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $      (8,018)  $     (86,917)  $    (448,339)  $    (113,876)
      Net realized gains (losses) from securities
          transactions                                                    21,273        (671,836)     (5,341,615)     (2,641,343)
      Change in net unrealized appreciation
          (depreciation) of investments                                  (57,291)       (397,849)     (6,109,567)    (11,799,616)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                  (44,036)     (1,156,602)    (11,899,521)    (14,554,835)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   155,636          36,406      19,849,189      48,118,217
          Cost of units redeemed                                      (2,959,059)       (474,902)     (6,427,622)    (10,455,028)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                2,986,180          34,870       4,628,574      18,505,150
          Contract maintenance charge                                     (1,623)         (3,578)        (42,760)        (46,993)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions        181,134        (407,204)     18,007,381      56,121,346
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                        137,098      (1,563,806)      6,107,860      41,566,511
Net assets at beginning of period                                      5,766,910       7,699,685      98,937,250     154,852,713
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $   5,904,008   $   6,135,879   $ 105,045,110   $ 196,419,224
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                          14,366           6,198         464,860       1,235,214
      Units redeemed                                                    (210,340)        (77,901)       (152,015)       (223,638)
      Units transferred                                                  222,081           7,654         271,908         474,391
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                  26,107         (64,049)        584,753       1,485,967
Beginning units                                                          487,732       1,102,957       1,631,316       2,857,130
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             513,839       1,038,908       2,216,069       4,343,097
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                     (63,226)         (9,107)              -               -
      Units transferred                                                   53,094            (331)              -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 (10,132)         (9,438)              -               -
Beginning units                                                           43,620          70,526               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              33,488          61,088               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                               -               -         114,281         260,255
      Units redeemed                                                           -               -          (3,705)        (12,840)
      Units transferred                                                        -               -          60,109          48,090
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -         170,685         295,505
Beginning units                                                                -               -          34,143          83,099
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -         204,828         378,604
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -         896,516       1,977,158
      Units redeemed                                                           -               -        (354,881)       (592,685)
      Units transferred                                                        -               -         (33,647)        819,602
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -         507,988       2,204,075
Beginning units                                                                -               -       5,213,111       7,910,311
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -       5,721,099      10,114,386
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                               -               -          24,341          96,902
      Units redeemed                                                           -               -            (115)         (2,635)
      Units transferred                                                        -               -           4,303          28,333
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -          28,529         122,600
Beginning units                                                                -               -          12,752          43,901
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -          41,281         166,501
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               -               -          74,990         242,183
      Units redeemed                                                           -               -            (424)        (14,003)
      Units transferred                                                        -               -          18,429          74,941
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -          92,995         303,121
Beginning units                                                                -               -          19,273          68,214
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -         112,268         371,335
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Balanced      Conservative      Large Cap       Large Cap
                                                                      Growth          Growth           Growth        Composite
                                                                     Strategy        Strategy        Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $     379,094   $     692,002   $    (597,658)  $    (217,725)
      Net realized gains (losses) from securities
          transactions                                                  (700,172)       (283,577)     (2,636,794)     (1,172,729)
      Change in net unrealized appreciation
          (depreciation) of investments                               (6,503,170)     (1,657,932)     (2,186,715)     (1,163,485)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (6,824,248)     (1,249,507)     (5,421,167)     (2,553,939)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                47,837,113      31,743,233      10,459,772       5,978,323
          Cost of units redeemed                                     (12,486,215)     (9,449,368)     (2,400,970)     (1,213,975)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                               27,885,834      44,468,994       5,613,432         788,713
          Contract maintenance charge                                    (34,992)        (22,483)         (8,455)         (3,896)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     63,201,740      66,740,376      13,663,779       5,549,165
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                     56,377,492      65,490,869       8,242,612       2,995,226
Net assets at beginning of period                                    123,147,411      81,208,456      37,007,912      15,328,272
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $ 179,524,903   $ 146,699,325   $  45,250,524   $  18,323,498
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                       1,652,479         966,516         471,874         349,152
      Units redeemed                                                    (298,959)       (276,340)       (109,068)        (47,985)
      Units transferred                                                  652,282       1,150,335         336,585          95,903
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                               2,005,802       1,840,511         699,391         397,070
Beginning units                                                        2,986,333       2,052,055         883,516         404,780
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           4,992,135       3,892,566       1,582,907         801,850
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         245,657         213,941         152,200          66,532
      Units redeemed                                                     (12,473)        (32,110)         (2,677)           (778)
      Units transferred                                                  152,384         179,175          63,720           6,200
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            385,568         361,006         213,243          71,954
Beginning units                                                           91,728          22,358          13,658           1,625
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             477,296         383,364         226,901          73,579
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                       1,713,916       1,208,771         859,463         328,148
      Units redeemed                                                    (608,158)       (436,731)       (254,059)       (115,746)
      Units transferred                                                1,196,086       1,962,859         394,030          29,262
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                          2,301,844       2,734,899         999,434         241,664
Beginning units                                                        5,836,193       3,942,972       3,760,070       1,320,387
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           8,138,037       6,677,871       4,759,504       1,562,051
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                         117,822          65,612          41,861          11,024
      Units redeemed                                                     (29,331)         (2,682)           (461)            (91)
      Units transferred                                                   98,987          43,240          (3,648)          1,123
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            187,478         106,170          37,752          12,056
Beginning units                                                           34,554          28,828          14,466           4,044
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             222,032         134,998          52,218          16,100
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          73,011          49,036          21,934          47,116
      Units redeemed                                                     (49,560)         (1,459)           (557)            (18)
      Units transferred                                                   84,976         150,121          27,103         (32,814)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            108,427         197,698          48,480          14,284
Beginning units                                                           64,966          25,766           9,172           4,539
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             173,393         223,464          57,652          18,823
                                                                   =============   =============   =============   =============
                                                                     Large Cap        Mid Cap         Mid Cap
                                                                       Value           Growth          Value         Small Cap
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (683,906)  $    (491,893)  $    (692,931)  $    (444,633)
      Net realized gains (losses) from securities
          transactions                                                (2,733,954)     (2,778,622)     (1,045,541)     (2,473,922)
      Change in net unrealized appreciation
          (depreciation) of investments                               (6,064,939)     (2,341,495)     (7,237,388)     (4,582,114)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (9,482,799)     (5,612,010)     (8,975,860)     (7,500,669)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                12,689,592       7,997,739      11,799,049      10,061,576
          Cost of units redeemed                                      (3,849,161)     (1,967,659)     (3,887,121)     (1,959,113)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                5,269,402         947,083        (137,031)       (841,348)
          Contract maintenance charge                                    (11,066)         (7,979)        (11,078)         (6,690)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     14,098,767       6,969,184       7,763,819       7,254,425
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      4,615,968       1,357,174      (1,212,041)       (246,244)
Net assets at beginning of period                                     52,651,828      34,553,224      50,248,919      31,232,150
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  57,267,796   $  35,910,398   $  49,036,878   $  30,985,906
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         459,691         238,503         300,758         417,972
      Units redeemed                                                    (120,711)        (41,480)        (85,200)        (86,145)
      Units transferred                                                  225,490          64,169         165,890          50,083
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 564,470         261,192         381,448         381,910
Beginning units                                                        1,003,046         563,531         671,549         579,987
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,567,516         824,723       1,052,997         961,897
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         145,933          84,366          68,345          98,660
      Units redeemed                                                      (3,111)         (1,152)           (845)         (1,257)
      Units transferred                                                   80,821          54,632          31,550          47,707
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            223,643         137,846          99,050         145,110
Beginning units                                                           11,012           6,321           3,389           5,767
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             234,655         144,167         102,439         150,877
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         630,828         402,261         439,393         610,405
      Units redeemed                                                    (288,690)       (157,407)       (205,980)       (157,841)
      Units transferred                                                  209,182         (23,087)       (252,103)       (208,123)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            551,320         221,767         (18,690)        244,441
Beginning units                                                        3,640,453       2,242,813       2,540,248       2,401,029
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           4,191,773       2,464,580       2,521,558       2,645,470
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          42,222          25,064          25,758          35,399
      Units redeemed                                                        (497)         (1,071)           (314)           (227)
      Units transferred                                                      455           1,940            (398)          4,376
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             42,180          25,933          25,046          39,548
Beginning units                                                           13,481          25,874           5,255           4,412
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              55,661          51,807          30,301          43,960
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          50,927          46,112          39,766          48,956
      Units redeemed                                                        (552)           (309)           (372)           (557)
      Units transferred                                                   (1,093)        (15,293)          1,695          (9,918)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             49,282          30,510          41,089          38,481
Beginning units                                                            7,302           5,370           5,208           5,097
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              56,584          35,880          46,297          43,578
                                                                   =============   =============   =============   =============


                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                   International    Diversified        Cash            Focus
                                                                       Equity       Fixed Income    Management         Growth
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)       (Class 2)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (321,130)  $  (1,039,774)  $     (95,890)  $    (505,856)
      Net realized gains (losses) from securities
          transactions                                                  (960,532)        998,173        (110,430)     (2,777,705)
      Change in net unrealized appreciation
          (depreciation) of investments                               (2,916,372)      6,541,040        (222,118)     (1,938,417)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (4,198,034)      6,499,439        (428,438)     (5,221,978)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                 8,507,403      34,683,105      36,716,286      10,032,460
          Cost of units redeemed                                      (1,215,094)     (9,325,567)    (24,072,530)     (3,535,948)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                4,117,379      58,753,369       5,939,321       1,709,778
          Contract maintenance charge                                     (4,413)        (14,850)         (6,463)        (11,356)
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions     11,405,275      84,096,057      18,576,614       8,194,934
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      7,207,241      90,595,496      18,148,176       2,972,956
Net assets at beginning of period                                     22,913,462      51,800,174      31,893,473      33,702,315
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  30,120,703   $ 142,395,670   $  50,041,649   $  36,675,271
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         492,006       1,323,374       1,854,910         915,708
      Units redeemed                                                     (53,199)       (418,897)     (1,662,168)       (163,319)
      Units transferred                                                  673,163         881,757         540,533         479,134
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                               1,111,970       1,786,234         733,275       1,231,523
Beginning units                                                        1,039,877       1,670,108       1,208,137         990,386
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           2,151,847       3,456,342       1,941,412       2,221,909
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                         173,213         185,846         268,900         189,824
      Units redeemed                                                      (2,173)         (3,321)        (14,057)         (1,108)
      Units transferred                                                   96,732         191,337          28,980          20,111
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            267,772         373,862         283,823         208,827
Beginning units                                                            3,862           6,446           1,727          12,042
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             271,634         380,308         285,550         220,869
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         621,973       1,444,107       1,227,278         628,445
      Units redeemed                                                    (146,425)       (395,038)       (544,142)       (472,714)
      Units transferred                                                  320,074       3,998,772        (109,311)       (218,697)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            795,622       5,047,841         573,825         (62,966)
Beginning units                                                        1,904,051       3,068,281       1,737,471       4,111,610
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           2,699,673       8,116,122       2,311,296       4,048,644
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          29,240          70,436          26,539          65,819
      Units redeemed                                                        (877)         (1,285)         (6,664)        (16,310)
      Units transferred                                                   (2,127)         (4,553)         52,971           4,917
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             26,236          64,598          72,846          54,426
Beginning units                                                            8,133          13,415           2,287          15,022
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              34,369          78,013          75,133          69,448
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                          14,651          25,837          22,605           4,934
      Units redeemed                                                        (153)           (677)            210            (209)
      Units transferred                                                    7,586         148,102          32,172          21,106
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             22,084         173,262          54,987          25,831
Beginning units                                                              261           1,258             456          16,100
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              22,345         174,520          55,443          41,931
                                                                   =============   =============   =============   =============
                                                                    Focus Growth       Focus           Focus
                                                                     and Income        Value          TechNet         Growth
                                                                     Portfolio       Portfolio       Portfolio       Strategy
                                                                     (Class 2)       (Class 2)       (Class 2)     (Class 3)(1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $    (246,273)  $     (78,288)  $     (90,078)  $         (25)
      Net realized gains (losses) from securities
          transactions                                                  (777,531)       (904,509)     (2,253,412)            201
      Change in net unrealized appreciation
          (depreciation) of investments                                 (337,604)       (449,274)      1,726,949             793
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations               (1,361,408)     (1,432,071)       (616,541)            969
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                 7,119,084       8,865,060       2,080,860          32,007
          Cost of units redeemed                                        (820,995)     (1,247,861)       (844,491)           (137)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                3,486,038       1,240,763       4,977,304           3,498
          Contract maintenance charge                                     (3,455)         (2,851)         (2,208)              0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions      9,780,672       8,855,111       6,211,465          35,368
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                      8,419,264       7,423,040       5,594,924          36,337
Net assets at beginning of period                                     13,818,473      13,591,403       5,099,065               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $  22,237,737   $  21,014,443   $  10,693,989   $      36,337
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                         437,925         489,750         375,110               -
      Units redeemed                                                     (18,131)        (20,389)        (52,044)              -
      Units transferred                                                  182,588         196,594         988,850               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                 602,382         665,955       1,311,916               -
Beginning units                                                          349,802         225,323         301,064               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             952,184         891,278       1,612,980               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                          72,053          88,618          40,505               8
      Units redeemed                                                      (1,487)         (1,011)         (1,208)              -
      Units transferred                                                   39,467          13,953          75,889             282
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            110,033         101,560         115,186             290
Beginning units                                                            3,960           1,916          18,283               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                             113,993         103,476         133,469             290
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                         444,636         334,631         271,768               -
      Units redeemed                                                     (96,641)       (116,456)       (247,403)              -
      Units transferred                                                  282,854         (87,194)        478,849               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                            630,849         130,981         503,214               -
Beginning units                                                        1,303,889       1,017,059       1,092,695               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                           1,934,738       1,148,040       1,595,909               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          30,292          40,567          41,777           2,541
      Units redeemed                                                      (1,718)         (1,004)           (829)              -
      Units transferred                                                    4,587          (4,211)        206,581               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             33,161          35,352         247,529           2,541
Beginning units                                                           11,516           6,825           5,105               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              44,677          42,177         252,634           2,541
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                           8,646          15,001          43,248               8
      Units redeemed                                                        (161)           (222)           (179)              -
      Units transferred                                                    8,804          19,750           4,564               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             17,289          34,529          47,633               8
Beginning units                                                           10,118          15,685          13,502               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              27,407          50,214          61,135               8
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                     Moderate        Balanced      Conservative      Large Cap
                                                                      Growth          Growth          Growth          Growth
                                                                     Strategy        Strategy        Strategy        Portfolio
                                                                   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $        (908)  $        (794)  $         (54)  $         (94)
      Net realized gains (losses) from securities
          transactions                                                       284             314             238              83
      Change in net unrealized appreciation
          (depreciation) of investments                                   10,853          16,725           1,496           4,278
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                   10,229          16,245           1,680           4,267
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                   213,448         285,002          30,365          44,945
          Cost of units redeemed                                            (127)           (126)           (297)              0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0         114,633           1,064               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions        213,321         399,509          31,132          44,945
                                                                   -------------   -------------   -------------   -------------

Increase (decrease) in net assets                                        223,550         415,754          32,812          49,212
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $     223,550   $     415,754   $      32,812   $      49,212
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                             874          17,239           1,622           3,638
      Units redeemed                                                           -               -             (13)              -
      Units transferred                                                        -               -              85               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                874          17,239           1,694           3,638
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                 874          17,239           1,694           3,638
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                          16,596           5,918             798              16
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                             16,596           5,918             798              16
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                              16,596           5,918             798              16
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                               8               8               8           3,614
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -           9,344               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  8           9,352               8           3,614
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   8           9,352               8           3,614
                                                                   =============   =============   =============   =============
                                                                     Large Cap       Large Cap        Mid Cap         Mid Cap
                                                                     Composite         Value           Growth          Value
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (11)  $         (93)  $         (71)  $         (60)
      Net realized gains (losses) from securities
          transactions                                                        83             112             203              97
      Change in net unrealized appreciation
          (depreciation) of investments                                        4           4,815           3,146           2,200
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                       76           4,834           3,278           2,237
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                     2,223          44,917          39,808          41,759
          Cost of units redeemed                                               0               0               0               0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0               0               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions          2,223          44,917          39,808          41,759
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                          2,299          49,751          43,086          43,996
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $       2,299   $      49,751   $      43,086   $      43,996
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                             281           2,728           3,501           3,525
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                281           2,728           3,501           3,525
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                 281           2,728           3,501           3,525
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                              14              12              11               9
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 14              12              11               9
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  14              12              11               9
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              14           2,691             688               9
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 14           2,691             688               9
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  14           2,691             688               9
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

                See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2003
                                  (Continued)

                                                                                   International    Diversified        Cash
                                                                     Small Cap         Equity       Fixed Income    Management
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                   (Class 3)(1)    (Class 3)(1)    (Class 3)(1)    (Class 3)(1)
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (34)  $         (86)  $      (3,111)  $      (1,807)
      Net realized gains (losses) from securities
          transactions                                                       101              44           1,133              48
      Change in net unrealized appreciation
          (depreciation) of investments                                    1,663           4,203          16,386             151
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                    1,730           4,161          14,408          (1,608)
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                    23,634          54,931       1,551,838         433,065
          Cost of units redeemed                                               0               0        (251,838)            (66)
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0         412,854        (182,893)
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions         23,634          54,931       1,712,854         250,106
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                         25,364          59,092       1,727,262         248,498
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $      25,364   $      59,092   $   1,727,262   $     248,498
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                           3,095           8,801          98,642             333
      Units redeemed                                                           -               -         (22,246)             (6)
      Units transferred                                                        -               -          20,355             (52)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                              3,095           8,801          96,751             275
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                               3,095           8,801          96,751             275
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                              13              17          36,523           5,144
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 13              17          36,523           5,144
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  13              17          36,523           5,144
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              13           1,344           1,874          34,649
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -          16,196         (16,925)
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 13           1,344          18,070          17,724
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  13           1,344          18,070          17,724
                                                                   =============   =============   =============   =============
                                                                       Focus       Focus Growth        Focus           Focus
                                                                       Growth       and Income         Value          TechNet
                                                                     Portfolio       Portfolio       Portfolio       Portfolio
                                                                    (Class 3)(1)    (Class 3)(1)   (Class 3)(1)    (Class 3)(1)*
                                                                   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income (loss)                                       $         (17)  $        (116)  $         (56)  $          (3)
      Net realized gains (losses) from securities
          transactions                                                        78              58             133             192
      Change in net unrealized appreciation
          (depreciation) of investments                                      281           5,667           1,142              49
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from operations                      342           5,609           1,219             238
                                                                   -------------   -------------   -------------   -------------
From capital transactions
          Net proceeds from units sold                                     6,235          71,299          15,552             116
          Cost of units redeemed                                               0               0               0               0
          Annuity benefit payments                                             0               0               0               0
          Net transfers                                                        0               0               0               0
          Contract maintenance charge                                          0               0               0               0
                                                                   -------------   -------------   -------------   -------------
      Increase (decrease) in net assets from capital transactions          6,235          71,299          15,552             116
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                          6,577          76,908          16,771             354
Net assets at beginning of period                                              0               0               0               0
                                                                   -------------   -------------   -------------   -------------
Net assets at end of period                                        $       6,577   $      76,908   $      16,771   $         354
                                                                   =============   =============   =============   =============
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts with total expenses of 1.40% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.52% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase (decrease) in units outstanding                                       -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.55% :
      Units sold                                                              19           9,721           1,339              43
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 19           9,721           1,339              43
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  19           9,721           1,339              43
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.65% :
      Units sold                                                               -               -               -               -
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                  -               -               -               -
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                   -               -               -               -
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.70% :
      Units sold                                                           1,141             558             442              42
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                              1,141             558             442              42
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                               1,141             558             442              42
                                                                   =============   =============   =============   =============
Contracts with total expenses of 1.95% :
      Units sold                                                              19              15              12              42
      Units redeemed                                                           -               -               -               -
      Units transferred                                                        -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Increase in units outstanding                                                 19              15              12              42
Beginning units                                                                -               -               -               -
                                                                   -------------   -------------   -------------   -------------
Ending units                                                                  19              15              12              42
                                                                   =============   =============   =============   =============


(1)   For the period from November 11, 2002 (inception) to April 30, 2003.

* Increase relates to net assets retained in Variable Annuity Account Five by AIG SunAmerica Life Assurance Company.

                See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Five of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following products: Seasons, Seasons Select, Seasons Select II, Seasons Advisor, Seasons Triple Elite and Seasons Advisor II. Seasons Advisor II is a new product that was launched on November 11, 2002. Seasons Advisor and Seasons Triple Elite were launched in the prior fiscal year on October 1, 2001 and December 10, 2001, respectively. The products offer investments in different classes of shares of the portfolios of the Seasons Series Trust (the "Trust"). The primary difference between the classes is Class 2 and Class 3 shares are subject to 12b-1 fees of 0.15% and 0.25%, respectively, of each classes' average daily net assets, while Class 1 shares are not subject to 12b-1 fees.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of four Class 1, four Class 2 and four Class 3 multi-managed variable investment strategies (the "Strategies"), nine Class 1, nine Class 2 and nine Class 3 variable portfolios (the "Select Portfolios"), and one Class 1, four Class 2 and four Class 3 focused portfolios (the "Focused Portfolios"), each with a distinct investment objective. The Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Trust and in two other portfolios of the Trust. Each of the Select Portfolios and the Focused Portfolios is invested solely in the shares of a designated portfolio of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      activities. The contract holder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account.

      The financial statements include balances allocated by the participant to the Strategies, Select Portfolios and Focused Portfolios and do not include balances allocated to the General Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

      WITHDRAWAL CHARGE: Contracts without the Seasons Rewards Program provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceed the free withdrawal amount.

      The Seasons Rewards Program adds an amount to the contract (an "Initial Payment Enhancement") each time a purchase payment is submitted. An Initial Payment Enhancement is calculated as a percentage of each Purchase Payment. The minimum Initial Payment Enhancement is 2.00% of each Purchase Payment. Additionally, a discretionary amount may be added to the contract. If offered and elected, the maximum withdrawal charge for contracts with this option is 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts issued, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rate of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, depending on the benefit options elected for each product, is as follows:
      Seasons 1.25%, Seasons Select 1.25% or 1.37%, Seasons Select II and Seasons Advisor 1.25% or 1.50%, Seasons Triple Elite 1.40%, 1.55% or 1.80% and Seasons Advisor II 1.40%, 1.55% or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each Strategy/Select Portfolio/Focused Portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered with certain contracts, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is 0.10% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Seasons Select II and Seasons Triple Elite, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.55% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the period ended April 30, 2004 consist of the following:

                                                          Cost of Shares   Proceeds from
                   Variable Accounts                         Acquired       Shares Sold
                   -----------------                      --------------   -------------
Multi-Managed Growth Portfolio (Class 1)                  $    5,023,642   $   9,389,722
Multi-Managed Moderate Growth Portfolio (Class 1)              6,956,036      11,505,816
Multi-Managed Income/Equity Portfolio (Class 1)                5,831,739       8,523,894
Multi-Managed Income Portfolio (Class 1)                       6,798,067       9,269,631
Asset Allocation: Diversified Growth Portfolio (Class 1)       8,237,059      20,090,953
Stock Portfolio (Class 1)                                      5,710,867      18,370,349
Large Cap Growth Portfolio (Class 1)                           2,413,969       3,503,693
Large Cap Composite Portfolio (Class 1)                        1,146,547       1,619,803
Large Cap Value Portfolio (Class 1)                            2,067,789       2,565,464
Mid Cap Growth Portfolio (Class 1)                             2,921,967       3,849,687
Mid Cap Value Portfolio (Class 1)                              3,139,564       3,996,295
Small Cap Portfolio (Class 1)                                  5,910,933       6,317,679
International Equity Portfolio (Class 1)                       1,910,624       1,774,453
Diversified Fixed Income Portfolio (Class 1)                   3,526,402       8,462,702
Cash Management Portfolio (Class 1)                           10,266,075      12,905,119
Focus Growth Portfolio (Class 1)                               1,829,724       1,993,454
Multi-Managed Growth Portfolio (Class 2)                      24,384,383       7,847,999
Multi-Managed Moderate Growth Portfolio (Class 2)             49,365,396      11,636,077
Multi-Managed Income/Equity Portfolio (Class 2)               48,160,760       6,625,491
Multi-Managed Income Portfolio (Class 2)                      41,997,748      17,515,093
Asset Allocation: Diversified Growth Portfolio (Class 2)      67,387,382      24,531,808
Stock Portfolio (Class 2)                                     51,950,335      22,785,980
Large Cap Growth Portfolio (Class 2)                          22,183,485       5,751,486
Large Cap Composite Portfolio (Class 2)                        9,474,988       4,314,267
Large Cap Value Portfolio (Class 2)                           25,597,808       6,980,292
Mid Cap Growth Portfolio (Class 2)                            28,891,646       9,703,775
Mid Cap Value Portfolio (Class 2)                             24,013,046       7,702,262
Small Cap Portfolio (Class 2)                                 33,088,974      12,957,206
International Equity Portfolio (Class 2)                      48,467,281      30,070,457
Diversified Fixed Income Portfolio (Class 2)                  41,866,816      52,367,447
Cash Management Portfolio (Class 2)                           90,225,891      90,911,914
Focus Growth Portfolio (Class 2)                              26,318,370       9,385,323
Focus Growth and Income Portfolio (Class 2)                   29,256,964       8,305,482

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                          Cost of Shares   Proceeds from
                   Variable Accounts                         Acquired       Shares Sold
                   -----------------                      --------------   -------------
Focus Value Portfolio (Class 2)                           $   25,585,646   $   7,410,043
Focus TechNet Portfolio (Class 2)                             24,351,984      13,039,057
Multi-Managed Growth Portfolio (Class 3)                       5,597,181         177,921
Multi-Managed Moderate Growth Portfolio (Class 3)             14,288,697         323,486
Multi-Managed Income/Equity Portfolio (Class 3)               13,413,607         776,380
Multi-Managed Income Portfolio (Class 3)                      10,885,438         944,099
Asset Allocation: Diversified Growth Portfolio (Class 3)      19,924,326         967,839
Stock Portfolio (Class 3)                                     15,649,100         755,468
Large Cap Growth Portfolio (Class 3)                           7,406,457         262,238
Large Cap Composite Portfolio (Class 3)                        3,169,248         536,995
Large Cap Value Portfolio (Class 3)                            7,621,060         499,601
Mid Cap Growth Portfolio (Class 3)                             7,830,934         411,076
Mid Cap Value Portfolio (Class 3)                              6,895,396         200,125
Small Cap Portfolio (Class 3)                                  8,580,424       1,351,312
International Equity Portfolio (Class 3)                      12,935,270       7,491,001
Diversified Fixed Income Portfolio (Class 3)                  12,688,995       4,457,744
Cash Management Portfolio (Class 3)                           20,135,248      13,828,899
Focus Growth Portfolio (Class 3)                               9,331,489         654,752
Focus Growth and Income Portfolio (Class 3)                    9,677,923         624,422
Focus Value Portfolio (Class 3)                                5,856,698         267,934
Focus TechNet Portfolio (Class 3)                              4,985,907         448,717

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES

A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended April 30, 2004, 2003 and 2002, follows:

                                                                    For the Year Ended April 30
                  At April 30
      --------------------------------------------------
                          Unit Fair Value                  Expense Ratio    Investment      Total Return
                              Lowest to       Net Assets       Lowest         Income         Lowest to
 Year     Units            Highest ($) (7)       ($)       to Highest (1)    Ratio (2)       Highest (3)
 ----     -----            ---------------    ----------   --------------   ----------  ---------------------
Growth Strategy (Class 1)
2004     7,772,716        14.87  to  14.96   116,291,111   1.40% to 1.52%      0.81%     17.04%  to    17.18%
2003     8,388,728        12.71  to  12.77   107,107,897   1.40% to 1.52%      1.10%    -11.41%  to   -11.30%
2002    10,908,140        14.34  to  14.40   157,031,366   1.40% to 1.52%      3.18%    -15.71%  to   -15.61%

Moderate Growth Strategy (Class 1)
2004     8,455,950        14.71  to  14.80   125,160,639   1.40% to 1.52%      1.15%     14.75%  to    14.89%
2003     9,209,776        12.82  to  12.88   118,653,181   1.40% to 1.52%      1.43%     -9.35%  to    -9.24%
2002    11,717,719        14.15  to  14.20   166,340,750   1.40% to 1.52%      4.38%    -13.00%  to   -12.89%

Balanced Growth Strategy (Class 1)
2004     6,719,426        14.38  to  14.47    97,222,088   1.40% to 1.52%      1.53%     11.84%  to    11.97%
2003     7,403,724        12.86  to  12.92    95,672,898   1.40% to 1.52%      1.77%     -5.99%  to    -5.88%
2002     8,709,189        13.68  to  13.73   119,574,001   1.40% to 1.52%      6.57%     -8.48%  to    -8.37%

Conservative Growth Strategy (Class 1)
2004     5,093,757        14.21  to  14.30    72,807,120   1.40% to 1.52%      1.98%      9.23%  to     9.37%
2003     5,702,169        13.01  to  13.07    74,525,952   1.40% to 1.52%      2.08%     -2.90%  to    -2.78%
2002     6,350,294        13.39  to  13.44    85,371,281   1.40% to 1.52%     10.18%     -5.01%  to    -4.90%

Large Cap Growth Portfolio (Class 1)
2004     1,832,151         7.34  to   8.14    14,801,993   1.40% to 1.52%      0.00%     19.05%  to    19.20%
2003     1,955,050         6.16  to   6.83    13,238,748   1.40% to 1.52%      0.00%    -14.15%  to   -14.04%
2002     2,480,659         7.18  to   7.95    19,546,687   1.40% to 1.52%      0.00%    -21.62%  to   -21.52%

Large Cap Composite Portfolio (Class 1)
2004       554,166         8.13  to   8.86     4,898,313   1.40% to 1.52%      0.19%     18.48%  to    18.62%
2003       604,695         6.86  to   7.47     4,502,484   1.40% to 1.52%      0.34%    -15.98%  to   -15.88%
2002       694,260         8.16  to   8.88     6,145,402   1.40% to 1.52%      0.03%    -14.97%  to   -14.86%

Large Cap Value Portfolio (Class 1)
2004     1,184,464        11.18  to  11.71    13,848,855   1.40% to 1.52%      0.85%     23.56%  to    23.71%
2003     1,223,417         9.05  to   9.47    11,563,105   1.40% to 1.52%      0.30%    -16.47%  to   -16.37%
2002     1,523,447        10.84  to  11.32    17,218,760   1.40% to 1.52%      0.54%     -8.53%  to    -8.42%

Mid Cap Growth Portfolio (Class 1)
2004     1,069,700        12.66  to  13.82    14,699,391   1.40% to 1.52%      0.00%     34.27%  to    34.43%
2003     1,117,955         9.43  to  10.28    11,426,013   1.40% to 1.52%      0.00%    -15.93%  to   -15.83%
2002     1,472,485        11.21  to  12.21    17,888,985   1.40% to 1.52%      0.00%    -10.98%  to   -10.87%

Mid Cap Value Portfolio (Class 1)
2004       784,173        17.02  to  17.35    13,592,602   1.40% to 1.52%      0.71%     31.22%  to    31.38%
2003       834,622        12.97  to  13.20    11,011,900   1.40% to 1.52%      0.20%    -15.80%  to   -15.69%
2002     1,101,922        15.41  to  15.66    17,237,519   1.40% to 1.52%      0.70%     10.07%  to    10.20%

Small Cap Portfolio (Class 1)
2004     1,048,562        10.01  to  10.44    10,920,489   1.40% to 1.52%      0.00%     28.41%  to    28.57%
2003     1,068,628         7.80  to   8.12     8,656,121   1.40% to 1.52%      0.00%    -22.59%  to   -22.50%
2002     1,348,181        10.07  to  10.48    14,095,807   1.40% to 1.52%      0.00%     -6.64%  to    -6.52%

International Equity Portfolio (Class 1)
2004     1,000,273         7.31  to   7.86     7,843,631   1.40% to 1.52%      1.00%     34.15%  to    34.31%
2003       990,752         5.45  to   5.85     5,783,950   1.40% to 1.52%      0.42%    -24.84%  to   -24.75%
2002     1,166,987         7.25  to   7.78     9,048,213   1.40% to 1.52%      0.00%    -19.13%  to   -19.04%

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                         For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                       Unit Fair Value                        Expense Ratio    Investment        Total Return
                          Lowest to              Net Assets       Lowest         Income           Lowest to
Year     Units         Highest ($) (7)              ($)       to Highest (1)    Ratio (2)        Highest (3)
----     -----        ----------------           ----------   --------------   ----------     -------------------
Diversified Fixed Income Portfolio (Class 1)
2004   1,056,123   11.53  to   11.74             12,385,587    1.40% to 1.52%     2.45%       -0.42%  to   -0.30%
2003   1,489,314   11.57  to   11.77             17,520,349    1.40% to 1.52%     0.48%        7.55%  to    7.68%
2002   1,411,919   10.76  to   10.93             15,426,164    1.40% to 1.52%     3.00%        3.26%  to    3.39%

Cash Management Portfolio (Class 1)
2004     303,221   10.60  to   10.67              3,235,873    1.40% to 1.52%     0.81%       -1.23%  to   -1.09%
2003     547,327   10.73  to   10.79              5,904,008    1.40% to 1.52%     1.32%       -0.75%  to   -0.61%
2002     531,352   10.81  to   10.86              5,766,910    1.40% to 1.52%     0.64%        0.60%  to    0.71%

Focus Growth Portfolio (Class 1)
2004   1,101,057    6.73  to    7.17              7,873,424    1.40% to 1.52%     0.00%       27.97%  to   28.12%
2003   1,099,996    5.26  to    5.60              6,135,879    1.40% to 1.52%     0.00%      -15.11%  to  -15.00%
2002   1,173,483    6.20  to    6.58              7,699,685    1.40% to 1.52%     0.00%      -14.01%  to  -13.90%

Growth Strategy (Class 2)
2004  10,609,338   14.82  to   14.88 (8)        157,034,208    1.40% to 1.95%     0.72%       16.37%  to   17.01%
2003   8,295,545   12.64  to   12.81            105,045,110    1.40% to 1.95%     1.10%      -12.01%  to  -11.43%
2002   6,910,595   14.30  to   14.48             98,937,250    1.40% to 1.95%     1.19%      -15.96%  to   -4.75% (5)

Moderate Growth Strategy (Class 2)
2004  19,965,290   14.52  to   14.72            292,196,592    1.40% to 1.95%     1.07%       14.09%  to   14.72%
2003  15,373,923   12.73  to   12.83            196,419,224    1.40% to 1.95%     1.49%       -9.89%  to   -9.40%
2002  10,962,655   14.11  to   14.16            154,852,713    1.40% to 1.95%     1.57%      -13.25%  to   -4.51% (5)

Balanced Growth Strategy (Class 2)
2004  18,767,867   14.23  to   14.39            268,615,260    1.40% to 1.95%     1.48%       11.20%  to   11.81%
2003  14,002,893   12.79  to   12.87            179,524,903    1.40% to 1.95%     1.79%       -6.55%  to   -6.03%
2002   9,013,774   13.64  to   13.70            123,147,411    1.40% to 1.95%     1.97%       -8.77%  to   -3.25% (5)

Conservative Growth Strategy (Class 2)
2004  13,601,996   14.17  to   14.21 (8)        192,367,449    1.40% to 1.95%     1.92%        8.61%  to    9.21%
2003  11,312,263   12.93  to   13.11            146,699,325    1.40% to 1.95%     2.13%       -3.46%  to   -2.94%
2002   6,071,979   13.35  to   13.53             81,208,456    1.40% to 1.95%     2.47%       -5.31%  to   -0.98% (5)

Large Cap Growth Portfolio (Class 2)
2004   8,958,148    8.01  to    8.10             72,131,748    1.40% to 1.95%     0.00%       18.37%  to   19.02%
2003   6,679,182    6.77  to    6.81             45,250,524    1.40% to 1.95%     0.00%      -14.64%  to  -14.18%
2002   4,680,882    7.90  to    7.95             37,007,912    1.40% to 1.95%     0.00%      -21.84%  to   -9.76% (5)

Large Cap Composite Portfolio (Class 2)
2004   3,143,934    8.74  to    8.81 (8)         27,564,090    1.40% to 1.95%     0.07%       17.80%  to   18.45%
2003   2,472,403    7.39  to    7.45             18,323,498    1.40% to 1.95%     0.20%      -16.46%  to  -16.00%
2002   1,735,375    8.82  to    8.88             15,328,272    1.40% to 1.95%     0.00%      -15.19%  to   -5.80% (5)

Large Cap Value Portfolio (Class 2)
2004   7,891,730   11.22  to   11.65             91,234,932    1.40% to 1.95%     0.75%       22.85%  to   23.52%
2003   6,106,189    9.13  to    9.43             57,267,796    1.40% to 1.95%     0.27%      -16.95%  to  -16.50%
2002   4,675,294   11.00  to   11.30             52,651,828    1.40% to 1.95%     0.43%       -8.79%  to   -5.42% (5)

Mid Cap Growth Portfolio (Class 2)
2004   5,124,765   13.66  to   13.75 (8)         70,053,839    1.40% to 1.95%     0.00%       33.50%  to   34.23%
2003   3,521,157   10.18  to   10.28             35,910,398    1.40% to 1.95%     0.00%      -16.40%  to  -15.95%
2002   2,843,909   12.14  to   12.25             34,553,224    1.40% to 1.95%     0.00%      -11.22%  to   -1.75% (5)

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                             For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                    Unit Fair Value                           Expense Ratio    Investment           Total Return
                      Lowest to                  Net Assets       Lowest         Income               Lowest to
Year     Units      Highest ($) (7)                 ($)       to Highest (1)    Ratio (2)            Highest (3)
----     -----     -----------------             ----------   --------------   ----------    ---------------------------
Mid Cap Value Portfolio (Class 2)
2004   4,849,209   16.10  to   17.26             82,845,283   1.40% to 1.95%      0.60%       30.47%     to       31.19%
2003   3,753,592   12.34  to   13.16             49,036,878   1.40% to 1.95%      0.16%      -16.27%     to      -15.82%
2002   3,225,649   14.73  to   15.63             50,248,919   1.40% to 1.95%      0.59%        2.88% (5) to       10.04%

Small Cap Portfolio (Class 2)
2004   5,957,810   10.30  to   10.39 (8)         61,539,737   1.40% to 1.95%      0.00%       27.67%     to       28.37%
2003   3,845,782    8.04  to    8.12             30,985,906   1.40% to 1.95%      0.00%      -23.03%     to      -22.61%
2002   2,996,292   10.42  to   10.51             31,232,150   1.40% to 1.95%      0.00%       -6.89%     to        2.01% (5)

International Equity Portfolio (Class 2)
2004   7,613,301    7.76  to    7.82 (8)         59,260,099   1.40% to 1.95%      0.88%       33.38%     to       34.10%
2003   5,179,868    5.80  to    5.83             30,120,703   1.40% to 1.95%      0.23%      -25.25%     to      -24.96%
2002   2,956,184    7.74  to    7.79             22,913,462   1.40% to 1.95%      0.00%      -19.32%     to       -1.39% (5)

Diversified Fixed Income Portfolio (Class 2)
2004  11,202,717   11.25  to   11.68            129,845,199   1.40% to 1.95%      2.22%       -0.99%     to       -0.45%
2003  12,205,305   11.36  to   11.73            142,395,670   1.40% to 1.95%      0.47%        6.97%     to        7.52%
2002   4,759,508   10.62  to   10.91             51,800,174   1.40% to 1.95%      3.18%       -1.36% (5) to        3.24%

Cash Management Portfolio (Class 2)
2004   4,648,052   10.50  to   10.62             49,137,559   1.40% to 1.95%      0.62%       -1.78%     to       -1.24%
2003   4,668,834   10.68  to   10.76             50,041,649   1.40% to 1.95%      1.30%       -1.28%     to       -0.76%
2002   2,950,078   10.79  to   10.86             31,893,473   1.40% to 1.95%      0.62%       -0.25  (5) to        0.57%

Focus Growth Portfolio (Class 2)
2004   9,361,514    7.06  to    7.13 (8)         66,439,046   1.40% to 1.95%      0.00%       27.24%     to       27.94%
2003   6,602,801    5.54  to    5.59             36,675,271   1.40% to 1.95%      0.00%      -15.59%     to      -15.13%
2002   5,145,160    6.55  to    6.59             33,702,315   1.40% to 1.95%      0.00%      -14.25%     to       -4.46% (5)

Focus Growth and Income Portfolio (Class 2)
2004   5,668,168    8.92  to    9.04 (8)         49,667,898   1.40% to 1.95%      0.00%       20.45%     to       21.12%
2003   3,072,999    7.10  to    7.47             22,237,737   1.40% to 1.95%      0.00%      -13.01%     to      -12.53%
2002   1,679,285    8.14  to    8.55             13,818,473   1.40% to 1.95%      0.05%       -8.96%     to        2.02% (5)

Focus Value Portfolio (Class 2)
2004   3,898,970   12.05  to   12.28             47,700,345   1.40% to 1.95%      0.00%       29.60%     to       30.31%
2003   2,235,185    9.30  to    9.44             21,014,443   1.40% to 1.95%      1.08%      -12.72%     to      -12.24%
2002   1,266,808   10.65  to   10.79             13,591,403   1.40% to 1.95%      0.00%       -3.51% (4) to        7.40% (5)

Focus TechNet Portfolio (Class 2)
2004   6,441,127    4.24  to    4.29 (8)         28,955,179   1.40% to 1.95%      0.00%       52.52%     to       53.36%
2003   3,656,127    2.78  to    3.09             10,693,989   1.40% to 1.95%      0.00%      -15.57%     to      -15.12%
2002   1,430,649    3.30  to    3.65              5,099,065   1.40% to 1.95%      0.00%      -47.98%     to      -25.68% (5)

Growth Strategy (Class 3)
2004     720,543   14.51  to   14.88 (8)         10,671,640   1.40% to 1.95%      0.20%        4.41%     to       15.51% (9)
2003       2,839   12.57  to   12.81                 36,337   1.55% to 1.95%      0.05%        2.09% (6) to        4.11% (6)
2002           -                   -                      -              -           -                                -

Moderate Growth Strategy (Class 3)
2004   1,716,904   14.34  to   14.73             25,167,840   1.40% to 1.95%      0.26%        3.65%     to       14.01% (9)
2003      17,478   12.58  to   12.82                223,550   1.55% to 1.95%      0.00%        2.09% (6) to        4.06% (6)
2002           -                   -                      -               -          -                                -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                            For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                      Unit Fair Value                          Expense Ratio    Investment          Total Return
                         Lowest to              Net Assets        Lowest          Income              Lowest to
Year     Units        Highest ($) (7)              ($)        to Highest (1)     Ratio (2)           Highest (3)
----     -----     ----------------------       ----------   ----------------   ----------    -------------------------
Balanced Growth Strategy (Class 3)
2004     1,634,224   14.09  to  14.39           23,311,741    1.40%  to  1.95%     1.05%      3.31%     to  11.12% (9)
2003        32,509   12.68  to  12.84              415,754    1.55%  to  1.95%     0.00%      2.54% (6) to   3.84% (6)
2002             -                  -                    -                  -         -                         -

Conservative Growth Strategy (Class 3)
2004     1,159,282   13.94  to  14.21 (8)       16,435,218    1.40%  to  1.95%     1.19%      2.39%     to   8.25% (9)
2003         2,500   12.88  to  13.13               32,812    1.55%  to  1.95%     0.07%      2.04% (6) to   4.04% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Growth Portfolio (Class 3)
2004       885,941    7.95  to   8.10            7,147,072    1.40%  to  1.95%     0.00%      6.22%     to  18.22% (9)
2003         7,268    6.73  to   6.82               49,212    1.55%  to  1.95%     0.00%      2.17% (6) to   3.53% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Composite Portfolio (Class 3)
2004       297,454    8.58  to   8.81            2,612,628    1.40%  to  1.95%     0.01%      4.81%     to  17.06% (9)
2003           309    7.33  to   7.46                2,299    1.55%  to  1.95%     0.04%      1.86% (6) to   3.62% (6)
2002             -                  -                    -                  -         -                         -

Large Cap Value Portfolio (Class 3)
2004       616,248   11.17  to  11.65            7,114,625    1.40%  to  1.95%     0.23%      7.16%     to  22.72% (9)
2003         5,431    9.10  to   9.22               49,751    1.55%  to  1.95%     0.01%      3.90% (6) to   5.21% (6)
2002             -                  -                    -                  -         -                         -

Mid Cap Growth Portfolio (Class 3)
2004       543,723   13.53  to  13.75 (8)        7,442,389    1.40%  to  1.95%     0.00%      5.73%     to  33.33% (9)
2003         4,200   10.14  to  10.28               43,086    1.55%  to  1.95%     0.00%      6.55% (6) to   7.99% (6)
2002             -                  -                    -                  -         -                         -

Mid Cap Value Portfolio (Class 3)
2004       398,183   15.90  to  17.25            6,773,706    1.40%  to  1.95%     0.16%      9.50%     to  30.24% (9)
2003         3,543   12.21  to  12.42               43,996    1.55%  to  1.95%     0.00%      2.81% (6) to   4.60% (6)
2002             -                  -                    -                  -         -                         -

Small Cap Portfolio (Class 3)
2004       677,642   10.19  to  10.38 (8)        7,010,238    1.40%  to  1.95%     0.00%      1.57%     to  27.38% (9)
2003         3,121    8.00  to   8.13               25,364    1.55%  to  1.95%     0.00%      4.34% (6) to   6.05% (6)
2002             -                  -                    -                  -         -                         -

International Equity Portfolio (Class 3)
2004       722,860    7.68  to   7.82            5,629,172    1.40%  to  1.95%     0.28%     11.21%     to  33.25% (9)
2003        10,162    5.76  to   5.83               59,092    1.55%  to  1.95%     0.00%     -2.09% (6) to  -0.89% (6)
2002             -                  -                    -                  -         -                         -

Diversified Fixed Income Portfolio (Class 3)
2004       845,644   11.28  to  11.68            9,739,997    1.40%  to  1.95%     1.33%     -0.73%     to  -1.08% (9)
2003       151,344   11.40  to  11.42            1,727,262    1.55%  to  1.95%     0.00%      2.14% (6) to   2.26% (6)
2002             -                  -                    -                  -         -                         -

Cash Management Portfolio (Class 3)
2004       618,067   10.52  to  10.61            6,541,352    1.40%  to  1.95%     0.52%     -0.62%     to  -1.97% (9)
2003        23,143   10.74  to  10.75              248,498    1.55%  to  1.95%     0.00%     -0.77% (6) to  -0.65% (6)
2002             -                  -                    -                  -         -                         -

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (Continued)

                                                                              For the Year Ended April 30
                            At April 30
         --------------------------------------------------
                   Unit Fair Value                              Expense Ratio   Investment           Total Return
                      Lowest to                  Net Assets        Lowest        Income               Lowest to
Year     Units     Highest ($) (7)                  ($)        to Highest (1)   Ratio (2)            Highest (3)
----     -----   -------------------             ----------   ----------------  ----------    --------------------------
Focus Growth Portfolio (Class 3)
2004  1,197,522   6.92  to   7.13 (8)             8,510,091   1.40%  to  1.95%    0.00%        3.95%      to  26.03% (9)
2003      1,179   5.49  to   5.59                     6,577   1.55%  to  1.95%    0.00%        3.00% (6)  to   4.86% (6)
2002          -                 -                         -                 -        -                            -

Focus Growth and Income Portfolio (Class 3)
2004  1,023,866   8.80  to   9.05 (8)             9,056,300   1.40%  to  1.95%    0.00%        3.49%      to  19.89% (9)
2003     10,294   7.34  to   7.47                    76,908   1.55%  to  1.95%    0.00%        5.34% (6)  to   7.20% (6)
2002          -                 -                         -                 -        -                            -

Focus Value Portfolio (Class 3)
2004    449,774  11.90  to  12.28                 5,497,137   1.40%  to  1.95%    0.00%        5.59%      to  28.97% (9)
2003      1,793   9.23       9.37                    16,771   1.55%  to  1.95%    0.04%        9.36% (6)  to  11.01% (6)
2002          -                 -                         -                 -        -                            -

Focus TechNet Portfolio (Class 3)
2004  1,038,166   4.19  to   4.29                 4,580,878   1.40%  to  1.95%    0.00%       11.26%      to  51.38% (9)
2003        127   2.77  to   2.81                       354   1.55%  to  1.95%    0.00%        4.71% (6)  to  16.36% (6)
2002          -                 -                         -                 -        -                            -

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

4)    For Period from October 4, 2001 (effective date) to April 30, 2002.

5)    For Period from December 10, 2001 (effective date) to April 30, 2002.

6)    For Period from November 11, 2002 (effective date) to April 30, 2003.

7) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)    Financial Statements

       The following financial statements to this Registration Statement are included in this Registration Statement:


               The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 are incorporated by reference to Post Effective Amendment Nos. 13 and 17 to File Nos. 333-67685 and 811-07727, filed April 9, 2004,
               Accession No. 0000950148-04-000741.


               The financial statements of Variable Annuity Account Five at April 30, 2004, and for each of the two years in the period ended April 30, 2004.


(b)     Exhibits
----------------
(1)      Resolutions Establishing Separate Account ....................................     ****
(2)      Form of Custody Agreements ...................................................     Not Applicable
(3)      (a)      Form of Distribution Contract .......................................     *
         (b)      Form of Selling Agreement ...........................................     ****
(4)      (a)      Seasons Select Variable Annuity Group Certificate ...................     *
         (b)      Seasons Select Individual Variable Annuity Contract .................     *
(5)      (a)      Seasons Select Enrollment Form for Group Annuity Certificate ........     *
         (b)      Seasons Select Application for Individual Contract ..................     *
(6)      Depositor -- Corporate Documents
         (a)      Amendment to Articles of Incorporation Dated September 30, 2002 .....     +++
         (b)      Amended and Restated Articles .......................................     ++
         (c)      Amended and Restated By-Laws ........................................     +
(7)      Reinsurance Contract .........................................................     Not Applicable
(8)      Form of Seasons Series Trust Fund Participation Agreement ....................     **
(9)      Opinion and Consent of Counsel ...............................................     *
(10)     Consent of Independent Registered Public Accounting Firm .....................     Filed Herewith
(11)     Financial Statements Omitted from Item 23 ....................................     Not Applicable
(12)     Initial Capitalization Agreement .............................................     Not Applicable
(13)     Performance Computations .....................................................     ***
(14)     Diagram and Listing of All Persons Directly or Indirectly Controlled By
         or Under Common Control with AIG SunAmerica Life Assurance Company, the
         Depositor of Registrant ......................................................     Filed Herewith
(15)     (a)      Powers of Attorney ..................................................     ****
         (b)      Power of Attorney October, 2003 .....................................     ++++


----------
* Incorporated by reference to Pre Effective Amendment Nos. 2 and 3 to File Nos. 333-67685 and 811-07727, filed February 1, 1999,
           Accession No. 0001047469-99-002914.
** Incorporated by reference to Pre Effective Amendment Nos. 1 and 1 to File Nos. 333-08859 and 811-07727, filed March 11, 1997, Accession No. 0000912057-97-008516.
*** Incorporated by reference to Post Effective Amendment Nos. 2 and 6 to File Nos. 333-67685 and 811-07727, filed July 12, 1999, Accession No. 0001047469-99-027082.
**** Incorporated by reference to Post Effective Amendment Nos. 6 and 10 to File Nos. 333-67685 and 811-07727, filed June 28, 2000, Accession No. 0000912057-00-030214.

+ Incorporated by reference to Post Effective Amendment Nos. 9 and 13 to File Nos. 333-67685 and 811-07727, filed April 15, 2002, Accession No. 0000950148-02-000995.

++ Incorporated by reference to Post Effective Amendment Nos. 9 and 13 to File Nos. 333-67685 and 811-07727, filed April 12, 2001, Accession No. 0000950148-02-000995.
+++ Incorporated by reference to Post Effective Amendment Nos. 11 and 15 to File Nos. 333-67685 and 811-07727, filed April 24, 2003,
           Accession No. 0000950148-03-0000978.
++++ Incorporated by reference to Post Effective Amendment Nos. 13 and 17 to File Nos. 333-67685 and 811-07727, filed April 9, 2004, Accession No. 0000950148-04-000741.

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------

The officers and directors of AIG SunAmerica Life Assurance Company (AIG SunAmerica Life) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
--------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial
                             Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Stewart R. Polakov*          Senior Vice President and Controller
Christine A. Nixon           Senior Vice President and Secretary
Michael J. Akers**           Senior Vice President
J. Franklin Grey             Vice President
Edward T. Texeria*           Vice President
Virginia N. Puzon            Assistant Secretary

----------

*  21650 Oxnard Street, Woodland Hills, CA 91367
** 2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.

Item 27. Number of Contract Owners


As of May 31, 2004 the number of Seasons Select Variable Annuity contracts funded by Variable Annuity Account Five was 4,394 of which 1,971 were qualified contracts and 2,423 were non-qualified contracts.


Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of Arizona, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws, which are incorporated herein by reference.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.


Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company -- Variable Separate Account
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Five
      First SunAmerica Life Insurance Company -- FS Variable Annuity Account
        Nine
      Presidential Life Insurance Company -- Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Equity Funds issued by AIG SunAmerica
        Asset Management Corp. (AIG SAAMCo)
      SunAmerica Income Funds issued by AIG SAAMCo
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
      SunAmerica Senior Floating Rate Fund, Inc. issued by AIG SAAMCo
      SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
      VALIC Company I and
      VALIC Company II

(b) Directors, Officers and principal place of business:

        Officers/Directors*            Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        Debbie Potash-Turner           Senior Vice President, Chief Financial Officer &
                                       Controller
        James Nichols                  Vice President
        Thomas Lynch                   Chief Compliance Officer
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of the above officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at its Annuity Service Center located at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four of the No-Action Letter.

The Registrant and its Depositor are relying on the Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) -- (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

--------------------------------------------------------------------------------
                                   SIGNATURES
--------------------------------------------------------------------------------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement (Post-Effective Amendment No. 14 and 18; File Nos. 333-67685 and 811-07727), and has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 20th day of July, 2004.


                                   VARIABLE ANNUITY ACCOUNT FIVE
                                   (Registrant)

                                   By: AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

                                   AIG SUNAMERICA LIFE ASSURANCE
                                   COMPANY (Depositor)

                                   By:  /s/ Jay S. Wintrob
                                        ----------------------------------------
                                        Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated.


SIGNATURE                           TITLE                               DATE
------------------------------------------------------------------------------------------

Jay S. Wintrob*                     Chief Executive Officer              July 20, 2004
-----------------------------       and Director
Jay S. Wintrob                      (Principal Executive Officer)

James R. Belardi*                   Director                             July 20, 2004
-----------------------------
James R. Belardi

Marc H. Gamsin*                     Director                             July 20, 2004
-----------------------------
Marc H. Gamsin


N. Scott Gillis*                    Senior Vice President, Chief         July 20, 2004
-----------------------------       Financial Officer and Director
N. Scott Gillis                     (Principal Financial Officer)

Jana Waring Greer*                  Director                             July 20, 2004
-----------------------------
Jana Waring Greer

Stewart R. Polakov*                 Senior Vice President and            July 20, 2004
-----------------------------       Controller (Principal Accounting
Stewart R. Polakov                  Officer)

*/s/ Mallary L. Reznik                                                   July 20, 2004
-----------------------------
Mallary L. Reznik,
Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit                 Description
-------                 -----------
(10)                    Consent of Independent Registered Public Accounting Firm
(14)                    Diagram and Listing of All Persons Directly or
                        Indirectly Controlled By or Under Common Control with
                        AIG SunAmerica Life, the Depositor of Registrant